UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity

Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	California Money Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds — 99.5%

California — 99.5%
Abag Finance Authority for Nonprofit Corp., Series 2009C, VRDN (Citibank NA LOC), 1.20%, 02/07/19(a)	USD	4,575	$4,575,000
Abag Finance Authority for Nonprofit Corp., Series 2011A, RB, VRDN (Freddie Mac, LOC), 1.20%, 02/07/19(a)		5,215	5,215,000
Bay Area Toll Authority, Series 2007B-2, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.10%, 02/07/19(a)		7,000	7,000,000
Bay Area Toll Authority, Series 2007C-2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.98%, 02/07/19(a)		5,050	5,050,000
Bay Area Toll Authority, Series 2007G-1, RB, VRDN (Bank of America NA LOC), 1.00%, 02/07/19(a)		1,600	1,600,000
Bay Area Toll Authority, Series 2008E-1, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.00%, 02/07/19(a)		1,100	1,100,000
California Educational Facilities Authority (California Institute of Technology), Series 2006B, RB, VRDN, 1.04%, 02/07/19(a)		12,850	12,850,000
California Health Facilities Financing Authority, Series 2009C, RB, VRDN (U.S. Bank NA LOC), 1.00%, 02/07/19(a)		7,075	7,075,000
California Health Facilities Financing Authority, Series 2009D, RB, VRDN (U.S. Bank NA LOC), 1.00%, 02/07/19(a)		4,295	4,295,000
California Health Facilities Financing Authority, Series 2011B, RB, VRDN (Bank of Montreal LOC), 1.05%, 02/07/19(a)		5,840	5,840,000
California Health Facilities Financing Authority, Series 2012C, RB, VRDN (Scripps Guarantee),1.15%, 02/07/19(a)		2,500	2,500,000
California Health Facilities Financing Authority (Catholic Healthcare West), Series 2011C, RB, VRDN (Bank of Montreal LOC), 1.20%, 02/07/19(a)		6,730	6,730,000
California Health Facilities Financing Authority (Children’s Hospital of Orange County), Series 2009B, RB, VRDN (U.S. Bank NA LOC), 1.00%, 02/07/19(a)		1,000	1,000,000
California Health Facilities Financing Authority (Stanford Health Care Obligated Group), Series 2008, RB, VRDN, 1.08%, 02/07/19(a)		3,325	3,325,000
California Health Facilities Funding Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0152, RB, VRDN (Bank of America NA LIQ), 1.41%, 02/07/19(a)(b)(c)		1,090	1,090,000
California Municipal Finance Authority (Chevron USA, Inc., Project), Series 2010A, VRDN, 1.34%, 02/01/19(a)		22,390	22,390,000
California Public Finance Authority, Series 2017B, RB, VRDN (Barclays Bank plc LOC), 1.40%, 02/01/19(a)		11,000	11,000,000
California Statewide Communities Development Authority, Series 2008B, RB, VRDN (Wells Fargo Bank NA LOC), 1.30%, 02/01/19(a)		4,950	4,950,000
Chaffey California Joint Union High School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0548, GO, VRDN (Royal Bank of Canada LIQ), 1.46%, 02/07/19(a)(b)(c)		1,700	1,700,000
City & County of San Francisco (1601 Mariposa Apartments), Series 2017B-1, RB, VRDN (Bank of America NA LOC), 1.25%, 02/07/19(a)		485	485,000
City & County of San Francisco (1601 Mariposa Apartments), Series 2017B-2, RB, VRDN (Bank of America NA LOC), 1.25%, 02/07/19(a)		4,680	4,680,000
City of Los Angeles Department of Airports, Series 2018B-3, 1.78%, 02/12/19		3,000	3,000,557
City of Modesto, Series 2008A, COP, VRDN (JP Morgan Chase Bank NA LOC), 1.05%, 02/07/19(a)		1,850	1,850,000

Security		Par (000)	Value
California (continued)
City of Riverside, COP, VRDN (Bank of America NA LOC), 1.06%, 02/07/19(a)	USD	5,630	$5,630,000
County of Riverside (Public Saftey Communication And Woodcrest Library Project), Series 2009, COP, VRDN (Bank of America NA LOC), 1.18%, 02/07/19(a)		1,500	1,500,000
East Bay Municipal Utility District Water System, Series 2008A, Sub-Series A-1, RB, VRDN (Wells Fargo Bank NA SBPA), 1.10%, 02/07/19(a)		1,495	1,495,000
Eastern Municipal Water District, Series 2017B, RB, VRDN (Sumitomo Mitsui Banking SBPA), 1.20%, 02/07/19(a)		8,200	8,200,000
Eastern Municipal Water District, Series 2018A, RB, VRDN (Bank of America NA SBPA), 1.35%, 02/01/19(a)		4,525	4,525,000
Hartnell Community College District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0587, GO, VRDN (Toronto-Dominion Bank LIQ), 1.45%, 02/07/19(a)(b)(c)		1,150	1,150,000
Imperial Irrigation District Electric Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XM0488, RB, VRDN (Royal Bank of Canada LIQ), 1.48%, 02/07/19(a)(b)(c)		200	200,000
Imperial Irrigation District Electric Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XM0611, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.44%, 02/07/19(a)(b)(c)		3,600	3,600,000
Irvine Ranch Water District, Series 1993, VRDN (U.S. Bank NA LOC), 1.34%, 02/01/19(a)		5,200	5,200,000
Irvine Ranch Water District, Series 2009B, VRDN (Bank of America NA LOC), 1.30%, 02/01/19(a)		1,275	1,275,000
Los Angeles County Metropolitan Transportation Authority (Bank of America Letter of Credit), 1.30%, 02/13/19		4,000	3,999,929
Los Angeles Department of Water & Power Power System, Series 2001, Sub-Series B-3, RB, VRDN (Barclays Bank plc SBPA), 1.40%, 02/01/19(a)		200	200,000
Los Angeles Department of Water & Power Power System, Series 2001B, Sub-Series B-6, RB, VRDN (TD Bank NA SBPA), 1.35%, 02/01/19(a)		4,200	4,200,000
Los Angeles Department of Water & Power Power System, Series 2001B, Sub-Series B-7, RB, VRDN (TD Bank NA SBPA), 1.10%, 02/07/19(a)		1,800	1,800,000
Los Angeles Department of Water & Power Power System (Water System Revenue Bonds), Series 2001B, Sub-Series B-1, RB, VRDN (Royal Bank of Canada SBPA), 1.00%, 02/07/19(a)		2,775	2,775,000
Los Angeles Department of Water & Power Power System (Water System Revenue Bonds), Series 2001B, Sub-Series B-4, RB, VRDN (Citibank NA SBPA), 1.10%, 02/07/19(a)		100	100,000
Los Angeles Department of Water & Power Power System (Water System Revenue Bonds), Series 2001B, Sub-Series B-5, RB, VRDN (TD Bank NA SBPA), 1.00%, 02/07/19(a)		600	600,000
Metropolitan Water District of Southern California, Series 2015A-2, RB, VRDN, 1.05%, 02/07/19(a)		200	200,000
Metropolitan Water District of Southern California, Series A-1, RB, VRDN (Toronto-Dominion Bank SBPA), 1.35%, 02/01/19(a)		8,700	8,700,000
Metropolitan Water District of Southern California, Series A-2, RB, VRDN (Toronto-Dominion Bank SBPA), 1.35%, 02/01/19(a)		4,500	4,500,000
Northern California Power Agency (Hydroelectric Project), Series 2008A, RB, VRDN (Bank of Montreal LOC), 1.20%, 02/07/19(a)		1,165	1,165,000

1

Schedule of Investments (unaudited) (continued) January 31, 2019	California Money Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
California (continued)
Oakland Joint Powers Financing Authority (Fruitvale Development Corp., Inc.), Series 2001A, RB, VRDN (Citibank NA LOC), 1.25%, 02/07/19(a)	USD	695	$695,000
Orange County Water District, Series 2003A, COP, VRDN (Citibank NA LOC), 1.23%, 02/07/19(a)		14,900	14,900,000
Riverside County Asset Leasing Corp., Series 2008A, RB, VRDN (Wells Fargo Bank NA LOC), 1.25%, 02/07/19(a)		4,625	4,625,000
Sacramento County Sanitation Districts Financing Authority, Series C, RB, VRDN (Bank of America NA LOC), 1.10%, 02/07/19(a)		600	600,000
Sacramento Transportation Authority, Series 2015A, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.05%, 02/07/19(a)		9,580	9,580,000
San Bernardino Community College District, Tender Option Bond Trust Receipts/Certificates Various States, Series G-78, GO, VRDN (Royal Bank of Canada LOC), 1.43%, 02/07/19(a)(b)(c)		2,000	2,000,000
San Diego County Regional Transportation Commission, Series 2008A, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.05%, 02/07/19(a)		600	600,000
San Diego County Regional Transportation Commission, Series 2008C, RB, VRDN (Bank of America NA SBPA), 1.15%, 02/07/19(a)		5,600	5,600,000
San Diego Housing Authority (Park & Market Apartments Obligated Group), Series 2017A, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.24%, 02/07/19(a)		15,345	15,345,000
San Diego Public Facilities Financing Authority, Series 2016B, RB, 5.00%, 08/01/19		1,200	1,221,151
San Francisco California Bay Area Rapid Transit District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF2449, GO, VRDN (Citibank NA LIQ), 1.39%, 02/07/19(a)(b)(c)		200	200,000
San Francisco City & County Airport Commission San Francisco International Airport, Series 2018B, RB, VRDN (Barclays Bank plc LOC), 1.15%, 02/07/19(a)		12,165	12,165,000
San Francisco City & County Airport Commission San Francisco International Airport, Series 2018C, VRDN (Sumitomo Mitsui Banking LOC), 1.20%, 02/07/19(a)		2,200	2,200,000
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay North Public Improvements), Series 2002, VRDN (Bank of America NA LOC), 1.25%, 02/07/19(a)		600	600,000
San Jose California Unified School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2534, GO, VRDN (Citibank NA LIQ), 1.39%, 02/07/19(a)(b)(c)		900	900,000
San Rafael Redevelopment Agency (Fairfax Street Apartments), Series 2001A, RB, VRDN (Citibank NA LOC), 1.32%, 02/07/19(a)		100	100,000
Santa Clara Valley Transportation Authority (Silicon Valley Rapid Transit Project), Series 2008C, RB, VRDN (Sumitomo Mitsui Banking SBPA), 1.05%, 02/07/19(a)		6,105	6,105,000

Security		Par (000)	Value
California (continued)
Santa Clara Valley Transportation Authority (Silicon Valley Rapid Transit Project), Series 2008D, RB, VRDN (Sumitomo Mitsui Banking SBPA), 1.10%, 02/07/19(a)	USD	1,175	$1,175,000
State of California, Series 2004A-1, GO, VRDN (Citibank NA LOC), 1.38%, 02/01/19(a)		3,300	3,300,000
State of California, Series 2004B-5, GO, VRDN (U.S. Bank NA LOC), 1.35%, 02/01/19(a)		6,150	6,150,000
State of California, Series 2005A, Sub-Series A-2-2, GO, VRDN (Royal Bank of Canada LOC), 1.02%, 02/07/19(a)		245	245,000
State of California, Series 2005A3, GO, VRDN (Mizuho Bank Ltd. LOC), 1.10%, 02/07/19(a)		305	305,000
State of California, Series 2005B, Sub-Series B-1, GO, VRDN (Mizuho Bank Ltd. LOC), 1.20%, 02/07/19(a)		3,200	3,200,000
State of California Department of Water Resources, Series 2019-2, (Wells Fargo Bank Credit Agreement), 1.48%, 02/26/19		1,000	1,000,092
University of California, Series A, 1.50%, 05/22/19		1,500	1,499,863
University of California, Series 2013AL-1, RB, VRDN, 1.33%, 02/01/19(a)		11,700	11,700,000
University of California, Series 2013AL-3, RB, VRDN, 1.35%, 02/01/19(a)		20,030	20,030,000

Total Municipal Bonds — 99.5% (Cost: $306,355,613)			306,356,592

Total Investments — 99.5% (Cost: $306,355,613)(d)			306,356,592

Other Assets Less Liabilities — 0.5%			1,685,835

Net Assets — 100.0%			$308,042,427

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Cost for U.S. federal income tax purposes.

2

Schedule of Investments (unaudited) (continued) January 31, 2019	California Money Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$306,356,592	$—	$306,356,592

(a)	See above Schedule of Investments for values in each state.

During the period ended January 31, 2019, there were no transfers between levels.

3

Schedule of Investments (unaudited) January 31, 2019	Federal Trust Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Government Sponsored Agency Obligations — 64.5%
Federal Farm Credit Bank Discount Notes(a):
2.38%, 03/11/19	USD	15,295	$15,259,159
2.39%, 03/19/19		15,295	15,251,418
2.47%, 06/17/19		19,260	19,085,376
2.47%, 06/28/19		13,360	13,228,526
2.49%, 07/23/19		10,665	10,537,613
2.50%, 08/15/19		18,070	17,835,090
Federal Farm Credit Bank Variable Rate Notes(b):
(LIBOR USD 1 Month - 0.10%), 2.41%, 04/04/19		13,160	13,160,000
(LIBOR USD 1 Month - 0.09%), 2.43%, 05/07/19		45,000	44,999,430
(LIBOR USD 1 Month - 0.10%), 2.41%, 09/05/19		8,190	8,190,000
(LIBOR USD 1 Month - 0.05%), 2.46%, 02/07/20		32,600	32,599,660
(US Treasury 3 Month Bill Money Market Yield + 0.09%), 2.47%, 03/26/20		2,935	2,934,900
(LIBOR USD 1 Month + 0.00%), 2.50%, 06/19/20		31,500	31,520,260
(LIBOR USD 1 Month - 0.05%), 2.46%, 08/17/20		12,175	12,175,000
(LIBOR USD 1 Month - 0.04%), 2.48%, 09/11/20		14,985	14,984,282
(LIBOR USD 1 Month + 0.03%), 2.54%, 12/14/20		15,855	15,853,793
Federal Home Loan Bank Bonds, 2.45%, 05/23/19		16,525	16,525,000
Federal Home Loan Bank Discount Notes(a):
2.26%, 02/01/19		162,105	162,105,000
2.02%, 02/06/19		46,345	46,329,693
2.12%, 02/08/19		100,000	99,953,528
2.21%, 02/11/19		26,510	26,493,431
2.24%, 02/13/19		41,380	41,347,351
2.25%, 02/14/19		31,600	31,573,754
2.26%, 02/15/19		7,645	7,637,868
2.30%, 02/20/19		209,815	209,553,063
2.32%, 02/22/19		70,025	69,928,190
2.34%, 02/27/19		135,000	134,769,705
2.38%, 03/13/19		26,505	26,434,467
2.39%, 03/21/19		8,455	8,428,339
2.39%, 03/22/19		34,000	33,889,859
2.41%, 04/05/19		101,000	100,569,614
2.41%, 04/10/19		25,000	24,885,628
2.42%, 04/22/19		64,945	64,597,472
2.42%, 04/24/19		11,950	11,884,673
2.43%, 05/01/19		44,915	44,645,486
2.43%, 05/03/19		19,780	19,657,501
2.43%, 05/07/19		14,915	14,819,161
2.44%, 05/14/19		34,560	34,317,648
2.44%, 05/22/19		14,415	14,305,326
2.44%, 05/24/19		36,660	36,375,437
2.44%, 05/29/19		43,095	42,751,856
2.47%, 06/05/19		10,000	9,913,545
2.47%, 06/21/19		17,865	17,692,007
2.49%, 07/10/19		51,400	50,837,453
Federal Home Loan Bank Variable Rate Notes(b):
(LIBOR USD 1 Month - 0.07%), 2.45%, 02/11/19		7,095	7,095,069
(LIBOR USD 1 Month - 0.12%), 2.39%, 03/25/19		30,000	30,000,000
(LIBOR USD 3 Month - 0.32%), 2.50%, 03/27/19		25,120	25,120,000
(LIBOR USD 3 Month - 0.32%), 2.48%, 04/09/19		15,365	15,360,448
(LIBOR USD 3 Month - 0.16%), 2.62%, 06/12/19		10,475	10,474,022
(LIBOR USD 1 Month - 0.05%), 2.46%, 06/20/19		3,550	3,550,000
(LIBOR USD 3 Month - 0.16%), 2.63%, 06/20/19		23,805	23,805,000
(Secured Overnight Funding Rate + 0.04%), 2.43%, 06/21/19		5,395	5,395,000
(LIBOR USD 1 Month - 0.05%), 2.47%, 06/24/19		21,285	21,285,000
(LIBOR USD 3 Month - 0.16%), 2.66%, 06/27/19		8,520	8,519,643

Security		Par (000)	Value

U.S. Government Sponsored Agency Obligations (continued)
Federal Home Loan Bank Variable Rate Notes (continued)
(LIBOR USD 1 Month - 0.05%), 2.46%, 06/28/19	USD	3,550	$3,550,000
(LIBOR USD 1 Month - 0.08%), 2.44%, 07/11/19		40,200	40,200,000
(Secured Overnight Funding Rate + 0.02%), 2.41%, 07/17/19		4,590	4,590,000
(LIBOR USD 1 Month - 0.08%), 2.42%, 08/22/19		11,870	11,869,325
(LIBOR USD 1 Month - 0.08%), 2.42%, 08/27/19		21,585	21,585,000
(LIBOR USD 1 Month - 0.09%), 2.43%, 09/09/19		43,635	43,635,000
(LIBOR USD 1 Month - 0.04%), 2.48%, 01/14/20		7,935	7,935,000
(Secured Overnight Funding Rate + 0.05%), 2.44%, 01/17/20		1,530	1,530,000
(LIBOR USD 1 Month - 0.06%), 2.46%, 02/24/20		29,820	29,820,000
(LIBOR USD 1 Month - 0.04%), 2.47%, 04/17/20		18,590	18,590,000
(LIBOR USD 3 Month - 0.14%), 2.64%, 04/20/20		20,295	20,295,000
(Secured Overnight Funding Rate + 0.08%), 2.46%, 07/24/20		4,515	4,515,000
(LIBOR USD 3 Month - 0.13%), 2.67%, 12/21/20		21,350	21,350,000
Series 1, (LIBOR USD 1 Month - 0.11%), 2.40%, 07/19/19		54,640	54,640,000
Series 2, (LIBOR USD 1 Month - 0.13%), 2.39%, 02/01/19		20,885	20,885,000
Series 3, (LIBOR USD 1 Month - 0.09%), 2.42%, 06/14/19		60,000	60,000,000

Total U.S. Government Sponsored Agency Obligations — 64.5% (Cost: $2,185,430,069)			2,185,430,069

U.S. Treasury Obligations — 40.4%
U.S. Treasury Bills(a):
1.83%, 02/05/19		69,025	69,006,747
1.97%, 02/07/19		5,000	4,998,125
2.15%, 02/12/19		50,000	49,964,632
2.18%, 02/14/19		75,000	74,936,625
2.26%, 02/19/19		200,000	199,762,500
2.27%, 02/21/19		24,415	24,385,363
2.30%, 02/26/19		233,000	232,620,160
2.35%, 03/05/19		276,530	276,015,689
2.33%, 03/12/19		75,000	74,806,625
2.33%, 03/19/19		125,000	124,622,257
2.35%, 03/26/19		163,475	162,909,988
U.S. Treasury Notes:
0.88%, 05/15/19		1,380	1,373,814
3.13%, 05/15/19		2,680	2,684,943
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.45%, 10/31/20(b)		50,000	49,908,998
(US Treasury 3 Month Bill Money Market Yield + 0.12%), 2.52%, 01/31/21(b)		21,620	21,620,000

Total U.S. Treasury Obligations — 40.4% (Cost: $1,369,616,466)			1,369,616,466

Total Investments — 104.9% (Cost: $3,555,046,535)(c)			3,555,046,535

Liabilities in Excess of Other Assets — (4.9)%			(167,279,144)

Net Assets — 100.0%			$3,387,767,391

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

1

Schedule of Investments (unaudited) (continued) January 31, 2019	Federal Trust Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$3,555,046,535	$—	$3,555,046,535

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2019, there were no transfers between levels.

2

Schedule of Investments (unaudited) January 31, 2019	FedFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Government Sponsored Agency Obligations — 40.7%
Federal Farm Credit Bank Discount Notes, 2.12%, 02/08/19(a)	USD	98,540	$98,499,188
Federal Farm Credit Bank Variable Rate Notes(b):
(Federal Reserve Bank Prime Loan Rate US - 2.97%), 2.53%, 03/06/19		50,000	49,999,545
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 2.54%, 03/13/19		85,000	84,997,192
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 2.55%, 03/22/19		100,000	99,997,303
(LIBOR USD 1 Month - 0.09%), 2.43%, 05/07/19		101,000	100,998,721
(LIBOR USD 1 Month - 0.08%), 2.42%, 07/30/19		461,575	461,435,909
(LIBOR USD 1 Month - 0.10%), 2.41%, 09/05/19		225,050	225,050,000
(US Treasury 3 Month Bill Money Market Yield + 0.09%), 2.47%, 03/26/20		95,915	95,911,723
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.44%, 04/30/20		195,295	195,290,425
(LIBOR USD 1 Month - 0.05%), 2.46%, 06/15/20		539,425	539,403,748
(LIBOR USD 1 Month + 0.00%), 2.50%, 06/26/20		384,915	384,899,448
(LIBOR USD 1 Month - 0.05%), 2.46%, 08/17/20		332,635	332,635,000
(LIBOR USD 1 Month - 0.04%), 2.48%, 09/11/20		434,910	434,889,150
(LIBOR USD 1 Month + 0.03%), 2.54%, 12/14/20		446,190	446,156,032
Federal Home Loan Bank, 2.50%, 05/07/19		75,000	74,997,300
Federal Home Loan Bank Discount Notes(a):
1.94%, 02/05/19		281,365	281,291,689
2.02%, 02/06/19		2,032,985	2,032,315,395
2.12%, 02/08/19		1,407,390	1,406,748,530
2.21%, 02/11/19		1,067,555	1,066,853,005
2.22%, 02/12/19		669,635	669,145,980
2.24%, 02/13/19		1,298,515	1,297,484,585
2.26%, 02/15/19		726,790	726,118,107
2.30%, 02/20/19		539,900	539,217,239
2.35%, 03/01/19		212,000	211,606,905
2.36%, 03/04/19		400,000	399,183,667
2.37%, 03/06/19		380,120	379,301,866
2.37%, 03/07/19		193,000	192,564,356
2.38%, 03/13/19		740,950	738,978,250
2.39%, 03/20/19		300,250	299,330,691
2.39%, 03/21/19		228,035	227,315,930
2.40%, 04/01/19		82,845	82,513,712
2.40%, 04/03/19		200,000	199,201,917
2.41%, 04/09/19		812,605	808,914,870
2.41%, 04/10/19		100,000	99,542,511
2.42%, 04/22/19		184,530	183,542,559
2.42%, 04/24/19		312,205	310,498,279
2.43%, 05/01/19		150,000	149,108,887
2.43%, 05/03/19		100,000	99,380,694
2.43%, 05/07/19		571,310	567,689,780
2.43%, 05/08/19		181,420	180,225,047
2.43%, 05/09/19		500,000	496,665,625
2.44%, 05/10/19		25,000	24,836,667
2.44%, 05/13/19		407,310	404,567,446
2.44%, 05/15/19		162,920	161,801,283

Security		Par (000)	Value

U.S. Government Sponsored Agency Obligations (continued)
Federal Home Loan Bank Discount Notes (continued)
2.44%, 05/22/19	USD	25,000	$24,815,903
2.44%, 05/24/19		100,000	99,223,778
2.47%, 06/05/19		148,000	146,720,458
2.49%, 07/24/19		381,000	376,495,945
Federal Home Loan Bank Variable Rate Notes(b):
(LIBOR USD 1 Month - 0.07%), 2.45%, 02/11/19		191,250	191,251,850
(LIBOR USD 1 Month - 0.11%), 2.39%, 02/22/19		200,000	200,001,654
(LIBOR USD 1 Month - 0.12%), 2.38%, 02/27/19		500,000	500,000,000
(LIBOR USD 1 Month - 0.10%), 2.42%, 03/08/19		594,000	594,000,000
(LIBOR USD 1 Month - 0.12%), 2.39%, 03/25/19		1,105,055	1,105,055,000
(LIBOR USD 3 Month - 0.32%), 2.48%, 04/09/19		407,905	407,784,159
(LIBOR USD 1 Month - 0.11%), 2.41%, 05/10/19		185,000	185,000,000
(LIBOR USD 3 Month - 0.22%), 2.40%, 05/13/19		157,500	157,495,894
(LIBOR USD 1 Month - 0.11%), 2.40%, 05/15/19		280,000	280,000,000
(LIBOR USD 3 Month - 0.21%), 2.42%, 05/16/19		483,075	483,075,000
(LIBOR USD 1 Month - 0.12%), 2.39%, 06/04/19		853,700	853,700,000
(LIBOR USD 3 Month - 0.16%), 2.62%, 06/12/19		296,920	296,892,272
(LIBOR USD 1 Month - 0.05%), 2.46%, 06/20/19		100,105	100,105,000
(LIBOR USD 3 Month - 0.16%), 2.63%, 06/20/19		869,395	869,395,000
(Secured Overnight Funding Rate + 0.04%), 2.43%, 06/21/19		166,805	166,805,000
(LIBOR 1 Month - 0.05%), 2.47%, 06/24/19		600,645	600,645,000
(LIBOR USD 3 Month - 0.16%), 2.66%, 06/27/19		198,980	198,971,653
(LIBOR USD 1 Month - 0.05%), 2.45%, 06/28/19		244,435	244,435,000
(LIBOR USD 1 Month - 0.05%), 2.46%, 06/28/19		100,105	100,105,000
(LIBOR USD 1 Month - 0.08%), 2.43%, 07/05/19		379,000	379,000,000
(LIBOR USD 1 Month - 0.08%), 2.43%, 07/09/19		100,000	99,980,264
(LIBOR USD 1 Month - 0.08%), 2.44%, 07/11/19		1,185,425	1,185,425,000
(Secured Overnight Funding Rate + 0.02%), 2.41%, 07/17/19		128,310	128,310,000
(LIBOR USD 1 Month - 0.11%), 2.40%, 08/13/19		340,000	340,000,000
(LIBOR USD 1 Month - 0.08%), 2.42%, 08/27/19		674,395	674,395,000
(LIBOR USD 1 Month - 0.06%), 2.46%, 09/11/19		221,800	221,800,000
(LIBOR USD 1 Month - 0.07%), 2.44%, 09/17/19		439,845	439,845,000
(LIBOR USD 1 Month - 0.06%), 2.44%, 09/27/19		465,020	465,020,000

1

Schedule of Investments (unaudited) (continued) January 31, 2019	FedFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Government Sponsored Agency Obligations (continued)
Federal Home Loan Bank Variable Rate Notes (continued)
(LIBOR USD 3 Month - 0.16%), 2.59%, 10/29/19	USD	312,000	$312,000,000
(LIBOR USD 3 Month - 0.14%), 2.66%, 12/19/19		386,860	386,860,000
(LIBOR USD 1 Month - 0.04%), 2.48%, 01/14/20		231,175	231,175,000
(Secured Overnight Funding Rate + 0.05%), 2.44%, 01/17/20		40,940	40,940,000
(LIBOR USD 1 Month - 0.06%), 2.44%, 02/20/20		485,555	485,555,000
(LIBOR USD 1 Month - 0.06%), 2.46%, 02/24/20		844,020	844,020,000
(LIBOR USD 1 Month - 0.04%), 2.47%, 04/17/20		567,375	567,375,000
(LIBOR USD 3 Month - 0.14%), 2.64%, 04/20/20		540,285	540,285,000
(Secured Overnight Funding Rate + 0.08%), 2.46%, 07/24/20		116,795	116,795,000
(LIBOR USD 1 Month - 0.03%), 2.51%, 08/04/20		244,380	244,380,000
(LIBOR USD 3 Month - 0.13%), 2.67%, 12/21/20		538,800	538,800,000
Series 1, (LIBOR USD 1 Month - 0.09%), 2.42%, 04/05/19		457,000	457,000,000
Series 2, (LIBOR USD 1 Month - 0.13%), 2.39%, 02/01/19		633,265	633,265,000
Series 3, (LIBOR USD 1 Month - 0.12%), 2.40%, 02/25/19		581,270	581,270,000
Federal Home Loan Mortgage Corp. Variable Rate Notes, (Secured Overnight Funding Rate - 0.01%), 2.38%, 04/17/19(b)		202,765	202,765,000
Federal National Mortgage Association Notes, 1.00%, 02/26/19		80,429	80,365,081
Federal National Mortgage Association Variable Rate Notes, (Secured Overnight Funding Rate + 0.04%), 2.43%, 04/30/19(b)		95,000	95,000,000

Total U.S. Government Sponsored Agency Obligations — 40.7% (Cost: $36,334,705,067)			36,334,705,067

U.S. Treasury Obligations — 12.4%
U.S. Treasury Bills(a):
1.97%, 02/07/19		643,670	643,436,290
2.27%, 02/21/19		830,075	829,067,381
2.30%, 02/26/19		475	474,202
2.32%, 02/28/19		73,865	73,742,846
2.37%, 04/04/19		759,315	756,091,497
2.42%, 05/30/19		1,144,015	1,134,732,714
2.42%, 06/06/19		421,820	418,172,076
2.42%, 06/20/19		135,205	134,017,355
2.46%, 07/18/19		1,244,800	1,230,594,757
2.46%, 07/25/19		838,400	828,471,947
2.46%, 09/12/19		319,175	314,311,305
2.55%, 01/30/20		175,060	170,664,681
U.S. Treasury Notes:
1.38%, 02/28/19		180,000	179,882,684
1.50%, 02/28/19		250,000	249,868,887
1.63%, 03/31/19		48,205	48,138,807
1.63%, 04/30/19		71,675	71,534,439
0.88%, 05/15/19		38,294	38,122,360
3.13%, 05/15/19		74,365	74,502,151

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
1.63%, 06/30/19	USD	55,780	$55,587,249
0.75%, 07/15/19		42,655	42,322,874
1.38%, 07/31/19		72,270	71,865,251
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 2.44%, 04/30/20(b)		116,540	116,557,744
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 2.45%, 07/31/20(b)		1,389,440	1,389,440,000
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.45%, 10/31/20(b)		1,465,000	1,462,333,649
(US Treasury 3 Month Bill Money Market Yield + 0.12%), 2.52%, 01/31/21(b)		677,295	677,314,707

Total U.S. Treasury Obligations — 12.4% (Cost: $11,011,247,853)			11,011,247,853

Total Repurchase Agreements — 42.7% (Cost: $38,091,342,549)			38,091,342,549

Total Investments — 95.8% (Cost: $85,437,295,469)(c)			85,437,295,469

Other Assets Less Liabilities — 4.2%			3,784,833,403

Net Assets — 100.0%			$89,222,128,872

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

2

Schedule of Investments (unaudited) (continued) January 31, 2019	FedFund

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	2.39%		01/29/19	02/05/19	$283,250	$283,250	$283,381,633	U.S. Treasury Obligations, 0.00% to 5.25%, due 03/28/19 to 05/15/48	$290,727,600	$288,915,009
	2.53		01/31/19	02/01/19	3,315	3,315	3,315,233	U.S. Treasury Obligation, 2.88%, due 11/30/23	3,308,900	3,381,322
	2.57		01/31/19	02/01/19	1,000	1,000	1,000,071	U.S. Government Sponsored Agency Obligations, 3.50% to 4.50%, due 01/20/49 to 02/01/49	979,798	1,020,011

Total Bank of Montreal						$287,565				$293,316,342

Bank of Nova Scotia (The)	2.55		01/31/19	02/01/19	1,000	1,000	1,000,071	U.S. Treasury Obligation, 2.00%, due 04/30/24	1,041,600	1,020,084
Barclays Bank plc	2.40		01/25/19	02/01/19	1,900,000	1,900,000	1,900,886,667	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 8.50%, due 05/31/19 to 06/01/68	2,727,458,511	1,948,432,627
	2.45		01/31/19	02/07/19	1,500,000	1,500,000	1,500,714,583	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 2.50% to 7.00%, due 03/01/19 to 02/01/49	2,282,125,844	1,543,762,338
	2.55		01/31/19	02/01/19	50,000	50,000	50,003,542	U.S. Treasury Obligation, 2.50%, due 01/31/24	50,882,800	51,000,085

Total Barclays Bank plc						$3,450,000				$3,543,195,050

BMO Capital Markets Corp.	2.50	(a)	01/22/19	02/14/19	50,000	50,000	50,079,861	U.S. Government Sponsored Agency Obligations, 0.00% to 6.00%, due 05/25/27 to 11/20/68	233,881,604	51,797,756
	2.57		01/31/19	02/01/19	425,000	425,000	425,030,340	U.S. Government Sponsored Agency Obligations, 0.00% to 6.10%, due 02/06/19 to 12/20/68	485,737,922	434,613,091

Total BMO Capital Markets Corp.						$475,000				$486,410,847

3

Schedule of Investments (unaudited) (continued) January 31, 2019	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
BNP Paribas SA	2.39%		01/29/19	02/05/19	$300,000	$300,000	$300,139,417	U.S. Treasury Obligations, 0.00% to 2.88%, due 02/28/19 to 02/15/44	$302,064,022	$306,000,000
	2.42	(a)	01/07/19	02/14/19	1,000,000	1,000,000	1,002,554,444	U.S. Treasury Obligations, 0.00% to 8.75%, due 02/28/19 to 11/15/47	1,011,304,999	1,020,000,000
	2.46	(a)	01/31/19	02/08/19	600,000	600,000	600,328,000	U.S. Government Sponsored Agency Obligations, 0.00% to 6.50%, due 06/25/23 to 08/25/54	10,222,333,468	627,315,568
	2.50		01/31/19	02/01/19	50,000	50,000	50,003,472	U.S. Treasury Obligation, 0.00%, due 07/25/19	51,609,700	51,000,086
	2.58		01/31/19	02/01/19	425,000	425,000	425,030,458	U.S. Treasury Obligations, 1.13% to 8.75%, due 03/31/20 to 02/15/46	438,717,700	433,500,005
	2.58		01/31/19	02/01/19	4,000	4,000	4,000,287	U.S. Treasury Obligations, 1.63% to 8.13%, due 08/15/19 to 02/15/22	4,049,600	4,080,000
	2.60		01/31/19	02/01/19	1,000,000	1,000,000	1,000,072,222	U.S. Treasury Obligation, 1.50%, due 08/15/26	1,095,302,100	1,020,072,303
	2.60		01/31/19	02/01/19	157,000	157,000	157,011,339	U.S. Government Sponsored Agency Obligations, 0.00% to 4.50%, due 12/25/43 to 01/20/49	222,439,015	161,330,130
	2.66	(a)	01/31/19	03/08/19	100,000	100,000	100,266,375	U.S. Government Sponsored Agency Obligations, 0.00% to 7.00%, due 03/15/29 to 12/25/48	1,208,359,535	105,258,153

Total BNP Paribas SA						$3,636,000				$3,728,556,245

Citibank NA	2.55		01/31/19	02/01/19	150,000	150,000	150,010,625	U.S. Treasury Obligations, 0.88% to 8.75%, due 02/28/19 to 02/15/47	142,739,800	153,000,195
Citigroup Global Markets, Inc.	2.38		01/30/19	02/06/19	16,000	16,000	16,007,404	U.S. Treasury Obligations, 0.00% to 1.63%, due 02/14/19 to 02/15/26	16,536,700	16,320,020
	2.47	(a)	01/31/19	02/01/19	500,000	500,000	500,034,306	U.S. Government Sponsored Agency Obligations, 0.00% to 9.00%, due 12/01/19 to 11/25/58	1,040,753,657	536,991,079
	2.55	(b)	01/31/19	02/01/19	60,000	60,000	60,004,250	U.S. Treasury Obligations, 1.38% to 4.63%, due 07/15/19 to 02/15/40	52,262,775	61,200,005
	2.57		01/31/19	02/01/19	25,000	25,000	25,001,785	U.S. Treasury Obligations, 0.00% to 1.63%, due 02/14/19 to 02/15/26	25,563,900	25,500,006

Total Citigroup Global Markets, Inc.						$601,000				$640,011,110

4

Schedule of Investments (unaudited) (continued) January 31, 2019	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Credit Agricole Corporate & Investment Bank SA	2.36%		01/31/19	02/01/19	$400,000	$400,000	$400,026,222	U.S. Treasury Obligations, 0.13%, due 04/15/19 to 07/15/26	$400,082,600	$408,000,079
	2.41		01/29/19	02/05/19	50,000	50,000	50,023,431	U.S. Government Sponsored Agency Obligations, 4.00% to 4.50%, due 05/01/47 to 09/20/48	52,084,853	51,153,737
	2.56	(b)	01/31/19	02/01/19	1,315,000	1,315,000	1,315,093,511	U.S. Treasury Obligations, 1.00% to 3.13%, due 09/30/20 to 02/15/48	1,345,289,005	1,341,300,045

Total Credit Agricole Corporate & Investment Bank SA						$1,765,000				$1,800,453,861

Credit Suisse AG	2.58	(a)	01/31/19	03/08/19	900,000	900,000	902,325,374	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 9.00%, due 04/15/21 to 01/20/49	13,981,731,604	941,733,063
Deutsche Bank AG	2.55		01/31/19	02/01/19	50,000	50,000	50,003,542	U.S. Treasury Obligations, 0.00% to 8.88%, due 02/15/19 to 08/15/42	52,275,500	51,000,079
	2.55		01/31/19	02/01/19	280,000	280,000	280,019,833	U.S. Treasury Obligations, 1.00% to 8.75%, due 07/31/19 to 08/15/47	254,639,500	285,600,028

Total Deutsche Bank AG						$330,000				$336,600,107

Goldman Sachs & Co. LLC	2.39		01/25/19	02/01/19	200,000	200,000	200,092,944	U.S. Government Sponsored Agency Obligations, 2.50% to 7.50%, due 06/01/24 to 07/01/56	301,087,540	204,382,023
	2.46		01/25/19	02/01/19	220,000	220,000	220,105,233	U.S. Government Sponsored Agency Obligations, 2.50% to 7.50%, due 07/01/28 to 02/20/48	295,113,117	225,461,319
	2.67	(a)	01/31/19	03/08/19	1,114,500	1,114,500	1,117,475,716	U.S. Government Sponsored Agency Obligations, 2.50% to 6.00%, due 02/01/24 to 02/15/58	1,605,201,050	1,138,642,172

Total Goldman Sachs & Co. LLC						$1,534,500				$1,568,485,514

HSBC Securities USA, Inc.	2.38		01/30/19	02/06/19	1,129,530	1,129,530	1,130,052,721	U.S. Treasury Obligations, 0.00% to 6.88%, due 07/31/19 to 11/15/48	1,367,075,857	1,152,120,603
	2.42		01/31/19	02/07/19	1,411,915	1,411,915	1,412,579,385	U.S. Treasury Obligations, 0.00% to 4.25%, due 05/15/19 to 02/15/47	2,119,175,850	1,440,153,342
	2.43		01/31/19	02/07/19	875,000	875,000	875,413,438	U.S. Government Sponsored Agency Obligations, 3.00% to 5.00%, due 05/20/40 to 11/20/48	1,586,805,435	892,500,000
	2.56	(c)	01/31/19	02/01/19	335,000	335,000	335,023,822	U.S. Treasury Obligations, 0.13% to 2.38%, due 02/28/19 to 01/15/22	329,135,500	341,700,010

5

Schedule of Investments (unaudited) (continued) January 31, 2019	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	2.58%		01/31/19	02/01/19	$5,000	$5,000	$5,000,358	U.S. Government Sponsored Agency Obligation, 4.50%, due 01/20/49	$4,898,764	$5,100,000
	2.58	(c)	01/31/19	02/01/19	786,000	786,000	786,056,330	U.S. Government Sponsored Agency Obligations, 3.50% to 5.00%, due 11/20/43 to 01/20/49	1,005,040,550	801,720,000

Total HSBC Securities USA, Inc.						$4,542,445				$4,633,293,955

JP Morgan Securities LLC	2.51	(a)	01/31/19	02/08/19	1,000,000	1,000,000	1,000,558,611	U.S. Government Sponsored Agency Obligations, 0.00% to 24.72%, due 10/25/25 to 07/16/60	19,684,760,855	1,046,759,559
	2.51	(a)	01/31/19	02/08/19	885,000	885,000	885,494,371	U.S. Government Sponsored Agency Obligations, 0.00% to 6.95%, due 10/25/20 to 04/16/61	15,107,308,668	929,203,671
	2.55		01/31/19	02/01/19	5,000	5,000	5,000,354	U.S. Treasury Obligation, 0.00%, due 02/15/46	11,724,219	5,100,000
	2.57		01/31/19	02/01/19	950,000	950,000	950,067,820	U.S. Government Sponsored Agency Obligations, 1.50% to 8.50%, due 02/20/25 to 12/15/59	1,123,591,839	969,530,935
	2.64	(c)	01/31/19	02/01/19	350,000	350,000	350,025,667	U.S. Government Sponsored Agency Obligations, 0.00% to 6.00%, due 03/25/26 to 12/16/59	5,438,882,148	367,396,812
	2.68	(a)	01/31/19	03/08/19	334,500	334,500	335,397,714	U.S. Government Sponsored Agency Obligations, 0.00% to 6.00%, due 07/25/30 to 04/16/60	6,545,892,296	350,580,932

Total JP Morgan Securities LLC						$3,524,500				$3,668,571,909

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.46		01/25/19	02/01/19	247,000	247,000	247,118,148	U.S. Government Sponsored Agency Obligations, 4.00%, due 08/01/48 to 10/01/48	252,293,154	254,410,001
	2.55		01/31/19	02/01/19	1,000	1,000	1,000,071	U.S. Treasury Obligation, 0.00%, due 05/15/20	1,054,200	1,020,012
	2.55		01/31/19	02/01/19	90,000	90,000	90,006,375	U.S. Treasury Obligation, 0.75%, due 07/15/28	92,198,800	91,800,012
	2.55	(b)	01/31/19	02/01/19	300,000	300,000	300,021,250	U.S. Treasury Obligations, 0.00% to 2.50%, due 01/30/20 to 02/15/46	308,398,290	306,000,006
	2.57		01/31/19	02/01/19	1,000	1,000	1,000,071	U.S. Government Sponsored Agency Obligation, 2.75%, due 10/20/68	1,051,714	1,050,001

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$639,000				$654,280,032

6

Schedule of Investments (unaudited) (continued) January 31, 2019	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Mizuho Securities USA LLC	2.42%		01/30/19	02/06/19	$750,000	$750,000	$750,352,917	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 4.50%, due 02/28/19 to 01/01/47	$772,570,167	$765,048,561
	2.57		01/31/19	02/01/19	131,482	131,482	131,491,004	U.S. Treasury Obligation, 2.75%, due 08/31/23	131,000,000	134,120,636
	2.57		01/31/19	02/01/19	322,604	322,604	322,627,197	U.S. Treasury Obligation, 2.88%, due 07/31/25	323,000,000	329,079,280
	2.57		01/31/19	02/01/19	77,189	77,189	77,194,236	U.S. Treasury Obligation, 2.75%, due 08/31/25	77,000,000	78,738,010
	2.57		01/31/19	02/01/19	97,238	97,238	97,244,687	U.S. Treasury Obligation, 2.75%, due 08/31/25	97,000,000	99,189,442
	2.57		01/31/19	02/01/19	372,235	372,235	372,261,868	U.S. Treasury Obligation, 2.13%, due 03/31/24	384,000,000	379,706,573
	2.57		01/31/19	02/01/19	5,000	5,000	5,000,357	U.S. Treasury Obligation, 0.00%, due 02/28/19	5,109,300	5,100,001
	2.63	(a)	01/31/19	03/08/19	750,000	750,000	751,971,659	U.S. Government Sponsored Agency Obligations, 0.00% to 6.39%, due 09/15/25 to 10/25/57	10,933,724,243	787,532,621

Total Mizuho Securities USA LLC						$2,505,748				$2,578,515,124

Morgan Stanley & Co. LLC	2.59		01/31/19	02/01/19	1,000,000	1,000,000	1,000,071,944	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 8.75%, due 05/15/19 to 01/20/49	1,348,686,373	1,020,000,044
	2.59		01/31/19	02/01/19	1,000,000	1,000,000	1,000,071,944	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 10.50%, due 03/15/19 to 01/15/54	1,088,925,029	1,020,000,001

Total Morgan Stanley & Co. LLC						$2,000,000				$2,040,000,045

MUFG Securities Americas, Inc.	2.56		01/31/19	02/01/19	75,000	75,000	75,005,333	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 3.67%, due 04/25/23 to 11/15/43	92,616,842	77,198,198
	2.56		01/31/19	02/01/19	944,000	944,000	944,067,129	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.96% to 9.00%, due 02/01/21 to 09/20/68	2,720,265,920	964,870,449

Total MUFG Securities Americas, Inc.						$1,019,000				$1,042,068,647

7

Schedule of Investments (unaudited) (continued) January 31, 2019	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
National Australia Bank Ltd.	2.57%		01/31/19	02/01/19	$314,310	$314,310	$314,332,438	U.S. Treasury Obligation, 0.13%, due 04/15/19	$300,000,000	$320,617,438
	2.57		01/31/19	02/01/19	197,040	197,040	197,054,067	U.S. Treasury Obligation, 0.38%, due 01/15/27	200,000,000	200,994,066

Total National Australia Bank Ltd.						$511,350				$521,611,504

Natixis SA	2.50	(a)	01/31/19	02/08/19	1,000,000	1,000,000	1,000,555,306	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.05% to 24.30%, due 02/15/20 to 03/20/68	16,262,313,292	1,049,050,863
	2.57	(c)	01/31/19	02/01/19	650,000	650,000	650,046,403	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 7.63%, due 04/15/19 to 08/20/48	988,850,755	664,540,352
	2.57		01/31/19	02/01/19	50,000	50,000	50,003,569	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 7.63%, due 01/15/20 to 07/01/48	73,955,861	51,129,535

Total Natixis SA						$1,700,000				$1,764,720,750

Nomura Securities International, Inc.	2.41		01/25/19	02/01/19	500,000	500,000	500,234,306	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 9.50%, due 07/01/19 to 01/01/69	888,170,751	510,309,171
	2.56		01/31/19	02/01/19	900,000	900,000	900,064,000	U.S. Treasury Obligations, 0.00% to 8.75%, due 08/15/19 to 11/15/48	883,204,000	918,000,002
	2.58		01/31/19	02/01/19	940,000	940,000	940,067,367	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 10.50%, due 07/01/19 to 01/20/69	1,149,009,048	960,888,354

Total Nomura Securities International, Inc.						$2,340,000				$2,389,197,527

Prudential Insurance Co. of America	2.59		01/31/19	02/01/19	305,113	305,112	305,134,451	U.S. Treasury Obligation, 2.88%, due 08/15/45	317,000,000	311,236,701
	2.59		01/31/19	02/01/19	116,369	116,368	116,377,122	U.S. Treasury Obligation, 0.00%, due 05/15/39	215,000,000	118,705,572
	2.59		01/31/19	02/01/19	21,000	21,000	21,001,511	U.S. Treasury Obligation, 0.00%, due 11/15/30	30,000,000	21,421,511
	2.59		01/31/19	02/01/19	22,663	22,662	22,664,130	U.S. Treasury Obligation, 0.00%, due 05/15/33	35,000,000	23,117,380
	2.59		01/31/19	02/01/19	10,283	10,283	10,283,240	U.S. Treasury Obligation, 0.00%, due 05/15/37	18,000,000	10,488,800
	2.59		01/31/19	02/01/19	19,253	19,253	19,253,885	U.S. Treasury Obligation, 0.00%, due 08/15/37	34,000,000	19,639,105

8

Schedule of Investments (unaudited) (continued) January 31, 2019	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	2.59%		01/31/19	02/01/19	$21,088	$21,088	$21,089,017	U.S. Treasury Obligation, 0.00%, due 08/15/35	$35,000,000	$21,510,767
	2.59		01/31/19	02/01/19	23,469	23,469	23,470,439	U.S. Treasury Obligation, 2.75%, due 11/15/42	25,000,000	23,939,688

Total Prudential Insurance Co. of America						$539,235				$550,059,524

RBC Capital Markets LLC	2.57		01/31/19	02/01/19	275,000	275,000	275,019,632	U.S. Government Sponsored Agency Obligations, 0.00% to 3.50%, due 11/01/23 to 11/01/48	286,852,608	282,777,293
Societe Generale SA	2.41	(a)	01/31/19	02/08/19	1,420,000	1,420,000	1,420,760,488	U.S. Treasury Obligations, 0.00% to 4.75%, due 02/28/19 to 02/15/48	1,728,676,266	1,448,400,000
	2.57		01/31/19	02/01/19	500,000	500,000	500,035,694	U.S. Government Sponsored Agency Obligations, 2.50% to 6.00%, due 08/28/19 to 11/20/48	2,524,838,080	510,023,182

Total Societe Generale SA						$1,920,000				$1,958,423,182

TD Securities USA LLC	2.55		01/31/19	02/01/19	23,000	23,000	23,001,629	U.S. Treasury Obligations, 1.25% to 2.75%, due 05/31/19 to 06/30/25	23,841,400	23,460,041
	2.57		01/31/19	02/01/19	72,000	72,000	72,005,140	U.S. Government Sponsored Agency Obligation, 4.00%, due 03/01/47	87,048,838	74,160,000

Total TD Securities USA LLC						$95,000				$97,620,041

Wells Fargo Securities LLC	2.39		01/30/19	02/06/19	1,000,000	1,000,000	1,000,464,722	U.S. Government Sponsored Agency Obligations, 0.00% to 10.00%, due 09/01/19 to 11/15/59	1,255,390,040	1,029,420,020
	2.58	(b)	01/31/19	02/01/19	325,000	325,000	325,023,292	U.S. Treasury Obligations, 0.00% to 8.75%, due 02/15/19 to 11/15/48	327,248,755	331,500,032
	2.59	(c)	01/31/19	02/01/19	450,000	450,000	450,032,375	U.S. Government Sponsored Agency Obligations, 2.50% to 6.00%, due 09/01/26 to 01/20/49	466,974,654	463,449,775
	2.59		01/31/19	02/01/19	1,575,000	1,575,000	1,575,113,313	U.S. Government Sponsored Agency Obligations, 3.00% to 4.50%, due 05/01/28 to 02/01/49	1,596,286,492	1,622,250,000

Total Wells Fargo Securities LLC						$3,350,000				$3,446,619,827

						$38,091,343				$39,120,541,778

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.

9

Schedule of Investments (unaudited) (continued) January 31, 2019	FedFund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$85,437,295,469	$—	$85,437,295,469

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2019, there were no transfers between levels.

10

Schedule of Investments (unaudited) January 31, 2019	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds — 97.1%

Alabama — 0.6%(a)(b)
Alabama Federal Aid Highway Finance Authority Special Obligation Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF2373, RB, VRDN (Citibank NA LIQ), 1.46%, 02/07/19(c)	USD	5,000	$5,000,000
Homewood Alabama Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-37, GO, VRDN (Royal Bank of Canada LOC), 1.46%, 02/07/19(c)		4,000	4,000,000
Mobile Downtown Redevelopment Authority (Austal USA, LLC Project), Series 2011A, RB, VRDN (Bank of America NA LOC), 1.45%, 02/07/19		17,860	17,860,000

			26,860,000

Alaska — 1.4%(b)
Alaska Housing Finance Corp., Series 2001A, RB, VRDN, 1.40%, 02/07/19		1,475	1,475,000
Alaska Housing Finance Corp., Series 2007A, RB, VRDN (Federal Home Loan Bank SBPA), 1.40%, 02/07/19		16,315	16,315,000
Alaska Housing Finance Corp., Series 2007B, RB, VRDN (Federal Home Loan Bank SBPA), 1.40%, 02/07/19		22,800	22,800,000
Alaska Housing Finance Corp., Series 2007D, RB, VRDN (Federal Home Loan Bank SBPA), 1.40%, 02/07/19		16,980	16,980,000
Alaska Housing Finance Corp., Series 2009B, RB, VRDN (Wells Fargo Bank NA SBPA), 1.40%, 02/07/19		10,790	10,790,000

			68,360,000

Arizona — 1.2%(b)
Arizona Health Facilities Authority (Banner Health Obligated Group), Series 2008F, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.39%, 02/07/19		4,350	4,350,000
Arizona Health Facilities Authority (Banner Health Obligated Group), Series 2015C, RB, VRDN (Bank of America NA LOC), 1.60%, 02/01/19		28,285	28,285,000
Arizona State University, Series 2008A, RB, VRDN, 1.42%, 02/07/19		95	95,000
Industrial Development Authority of the County of Yavapai (The) (Skanon Investments, Inc. Drake Cement Project), Series 2010, RB, VRDN (Citibank NA LOC), 1.40%, 02/07/19		26,000	26,000,000

			58,730,000

California — 0.8%
Bay Area Toll Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XG0019, RB, VRDN (Bank of America NA LIQ), 1.41%, 02/07/19(a)(b)(c)		5,250	5,250,000
California Health Facilities Funding Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0152, RB, VRDN (Bank of America NA LIQ), 1.41%, 02/07/19(a)(b)(c)		2,600	2,600,000
Imperial Irrigation District Electric Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XM0488, RB, VRDN (Royal Bank of Canada LIQ), 1.48%, 02/07/19(a)(b)(c)		7,300	7,300,000
Los Angeles California Unified School District Tender Option Bond Trust Receipts/Certificates, Series 2018-XM0703, GO, VRDN (JP Morgan Chase Bank NA LIQ), 1.43%, 02/07/19(a)(b)(c)		2,225	2,225,000

Security		Par (000)	Value

California (continued)
Los Angeles Department of Water & Power Power System Tender Option Bond Trust Receipts/Certificates, Series 2018-XL0096, RB, VRDN (Royal Bank of Canada LIQ), 1.43%, 02/07/19(a)(b)(c)	USD	1,000	$1,000,000
Municipal Improvement Corp., Series 2019A-4, (U.S. Bank NA LOC), 1.25%, 02/25/19		3,300	3,300,134
San Francisco City and County Public Utilities Commission, Series 2018A-1, (Bank of America NA LOC), 1.73%, 02/21/19		2,000	2,000,375
State of California Department of Water Resources, Series 2019-2, (Wells Fargo Credit Agreement), 1.48%, 02/26/19		4,000	4,000,367
University of California, 1.47%, 03/05/19		2,800	2,800,326
University of California Tender Option Bond Trust Receipts/Certificates, Series 2018-XM0704, RB, VRDN (Citibank NA LIQ), 1.38%, 02/07/19(a)(b)(c)		5,000	5,000,000
University of California Tender Option Bond Trust Receipts/Certificates, Series 2018-YX1098, RB, VRDN (Barclays Bank plc LIQ), 1.41%, 02/07/19(a)(b)(c)		3,500	3,500,000

			38,976,202

Colorado — 2.2%
Boulder Larimer & Weld Cos. Colorado Tender Option Bond Trust Receipts/Certificates Various States, Inc. Trust, Series G-57, GO, VRDN (Royal Bank of Canada LOC), 1.46%, 02/07/19(a)(b)(c)		5,670	5,670,000
Boulder Valley Colorado School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-16, GO, VRDN (Royal Bank of Canada LOC), 1.46%, 02/07/19(a)(b)(c)		5,000	5,000,000
City of Colorado Springs, Series 2010C, RB, VRDN (Barclays Bank plc SBPA), 1.42%, 02/07/19(b)		2,730	2,730,000
City of Colorado Springs Utilities System, Series 2009C, RB, VRDN (Sumitomo Mitsui Banking SBPA), 1.44%, 02/07/19(b)		19,490	19,490,000
Colorado Health Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0667, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.46%, 02/07/19(a)(b)(c)		5,345	5,345,000
Colorado Health Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0668, RB, VRDN (Royal Bank of Canada LIQ), 1.46%, 02/07/19(a)(b)(c)		1,875	1,875,000
Colorado State Education Loan Program, Series 2018B, TAN, 5.00%, 06/27/19		23,000	23,316,287
Colorado State Education Loan Program, Series 2018B, TAN, 3.00%, 06/27/19		30,000	30,169,785
County of Arapahoe, Series 2001, RB, VRDN (Freddie Mac LOC), 1.46%, 02/07/19(b)		6,150	6,150,000
Denver Colorado City & County Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2686, RB, VRDN (Citibank NA LIQ), 1.46%, 02/07/19(a)(b)(c)		3,000	3,000,000
Sheridan Redevelopment Agency (South Santa Fe Drive Corridor Redevelopment Project), Series 2011A-1, VRDN (JP Morgan Chase Bank NA LOC), 1.45%, 02/07/19(b)		3,330	3,330,000
State of Colorado, Series 2018, TAN, 5.00%, 06/26/19		1,100	1,115,018

			107,191,090

1

Schedule of Investments (unaudited) (continued) January 31, 2019	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Connecticut — 1.1%
Connecticut Housing Finance Authority, Series 2013B, Sub-Series B-6, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 1.39%, 02/07/19(b)	USD	1,300	$1,300,000
Connecticut Housing Finance Authority, Series 2015C, Sub-Series C-3, RB, VRDN (Royal Bank of Canada SBPA), 1.43%, 02/07/19(b)		20,350	20,350,000
Connecticut Housing Finance Authority, Series 2016A, Sub-Series A-3, RB, VRDN (Royal Bank of Canada SBPA), 1.43%, 02/07/19(b)		8,155	8,155,000
Connecticut Housing Finance Authority, Series 2017F, Sub-Series F-3, RB, VRDN (Barclays Bank plc SBPA), 1.45%, 02/07/19(b)		15,375	15,375,000
Connecticut State Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-3, GO, VRDN (Royal Bank of Canada LOC), 1.46%, 02/07/19(a)(b)(c)		4,000	4,000,000
Town of Colchester, Series 2018, BAN, GO, 3.00%, 10/16/19		2,000	2,018,481

			51,198,481

Delaware — 0.0%(b)
Delaware State Economic Development Authority (Kentmere Nursing Care Center Project), Series 1997, RB, VRDN (M&T Bank LOC), 1.48%, 02/07/19		780	780,000

District of Columbia — 0.2%(b)
District of Columbia, Series 1998A, RB, VRDN (TD Bank NA LOC), 1.47%, 02/07/19		5,500	5,500,000
District of Columbia (AARP Foundation Issue), Series 2004, RB, VRDN (Bank of America NA LOC), 1.48%, 02/07/19		5,110	5,110,000

			10,610,000

Florida — 3.4%
Cape Coral Water & Sewer Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1071, RB, VRDN (Barclays Bank plc LOC), 1.47%, 02/07/19(a)(b)(c)		9,480	9,480,000
City of Gainesville Utilities System, Series 2007A, RB, VRDN (State Street Bank & Trust Co. SBPA), 1.50%, 02/07/19(b)		35,120	35,120,000
City of Gainesville Utilities System, Series 2012B, RB, VRDN (Citibank NA SBPA), 1.50%, 02/07/19(b)		41,835	41,835,000
Escambia County Health Facilities Authority (Azalea Trace, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 1.65%, 02/01/19(b)		5,725	5,725,000
Gainesville Utility Systems, Series 2018C, (Bank of America Guaranty), 1.80%, 02/05/19		16,000	16,000,449
Gainesville Utility Systems, Series 2018C, (Bank of America Guaranty), 1.78%, 02/06/19		5,200	5,200,296
Gainesville Utility Systems, Series 2018C, (Bank of America Guaranty), 1.85%, 03/05/19		7,500	7,501,987
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group), Series 2008, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.50%, 02/07/19(b)		21,395	21,395,000
Orlando Utilities Commission, Series 2015B, RB, VRDN (TD Bank NA SBPA), 1.38%, 02/07/19(b)		5,695	5,695,000
Orlando-Orange County Expressway Authority, Series 2007 0145, RB, VRDN (Citibank NA LIQ), 1.46%, 02/07/19(a)(b)		14,100	14,100,000

			162,052,732

Security		Par (000)	Value

Georgia — 0.7%
Atlanta Water & Waste Water Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2649, RB, VRDN (Citibank NA LIQ), 1.46%, 02/07/19(a)(b)(c)	USD	3,000	$3,000,000
Burke County Development Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017E-107, RB, VRDN (Royal Bank of Canada LOC), 1.49%, 02/07/19(a)(b)(c)		5,000	5,000,000
Gainesville & Hall County Development Authority (Lanier Village Estates, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 1.65%, 02/01/19(b)		2,000	2,000,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Project), Series 2008B, RB, VRDN (TD Bank NA LOC), 1.43%, 02/07/19(b)		6,185	6,185,000
Heard County Development Authority, Trust Receipts/Certificates Various States, Series 2017E-105, RB, VRDN (Royal Bank of Canada LOC), 1.49%, 02/07/19(a)(b)		2,075	2,075,000
Metropolitan Atlanta Rapid Transit Authority, Series 2005A, RB, 5.00%, 07/01/19		1,000	1,013,557
Monroe County Development Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017E-106, RB, VRDN (Royal Bank of Canada LOC), 1.49%, 02/07/19(a)(b)(c)		5,000	5,000,000
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia Project), Series 2008B, Sub-Series B, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.60%, 02/07/19(b)		9,000	9,000,000

			33,273,557

Illinois — 4.4%(b)
Illinois Finance Authority, Series 2007A-2, RB, VRDN (TD Bank NA SBPA), 1.60%, 02/01/19		16,180	16,180,000
Illinois Finance Authority, Series 2018B, VRDN (JP Morgan Chase Bank NA LOC), 1.60%, 02/01/19		15,400	15,400,000
Illinois Finance Authority (Advocate Health Care Network), Series 2008C-1, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.50%, 02/07/19		52,050	52,050,000
Illinois Finance Authority (Advocate Health Care Network Obligated Group), Series 2008C, Sub-Series C-2B, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.50%, 02/07/19		6,355	6,355,000
Illinois Finance Authority (Carle Foundation Obligated Group (The)), Series 2009E, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.44%, 02/07/19		1,200	1,200,000
Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group), Series 2007A-1, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.60%, 02/01/19		5,425	5,425,000
Illinois Finance Authority (Northwestern Memorial Hospital), Series 2007A3, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.60%, 02/01/19		6,700	6,700,000
Illinois Finance Authority (Northwestern University Project), Series 2008, Sub-Series D, RB, VRDN, 1.35%, 02/07/19		2,900	2,900,000
Illinois Finance Authority (YMCA Met Chicago Project), Series 2001, RB, VRDN (BMO Harris Bank NA LOC), 1.50%, 02/07/19		23,100	23,100,000

2

Schedule of Investments (unaudited) (continued) January 31, 2019	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Illinois (continued)
Illinois Finance Authority (Young Men’s Christian Association of Metropolitan Chicago), Series 2004, RB, VRDN (BMO Harris Bank NA LOC), 1.50%, 02/07/19	USD	9,025	$9,025,000
Illinois Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0133, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.47%, 02/07/19(a)(c)		24,910	24,910,000
Illinois Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XL0072, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.46%, 02/07/19(a)(c)		5,600	5,600,000
Illinois Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XL0086, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.46%, 02/07/19(a)(c)		11,750	11,750,000
Illinois Housing Development Authority, Series 2018, Sub-Series A-2, RB, VRDN (Federal Home Loan Bank SBPA), 1.46%, 02/07/19		1,000	1,000,000
Illinois State Toll Highway Authority, Series 2007A-1A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.46%, 02/07/19		15,000	15,000,000
Illinois State Toll Highway Authority, Series 2007A-2D, RB, VRDN (Bank of America NA LOC), 1.43%, 02/07/19		9,000	9,000,000
Illinois Toll Highway Authority Toll Highway Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF2202, RB, VRDN (Citibank NA LIQ), 1.46%, 02/07/19(a)(c)		1,140	1,140,000
University of Illinois, Series 1997B, RB, VRDN (Wells Fargo Bank NA LOC), 1.50%, 02/07/19		700	700,000
Will County Illinois Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-36, GO, VRDN (Royal Bank of Canada LOC), 1.46%, 02/07/19(a)(c)		3,000	3,000,000

			210,435,000

Indiana — 1.1%
Indiana Finance Authority (Ascension Health Credit Group), Series 2008E-7, RB, VRDN, 1.45%, 02/07/19(b)		10,420	10,420,000
Indiana Finance Authority (Convention Center Expansion Project), Series 2008, RB, VRDN (BMO Harris Bank NA SBPA), 1.45%, 02/07/19(b)		26,285	26,285,000
Indiana State Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0190, RB, VRDN (Royal Bank of Canada LIQ), 1.48%, 02/07/19(a)(b)(c)		4,610	4,610,000
Trustees of Indiana University, 1.83%, 02/13/19		12,800	12,801,523

			54,116,523

Iowa — 3.3%(b)
Iowa Finance Authority (CJ Bio America, lnc.), Series 2012, RB, VRDN (Korea Development Bank LOC), 1.81%, 02/07/19(a)		83,025	83,025,000
Iowa Finance Authority (MidAmerican Energy Co.), Series 2016A, RB, VRDN, 1.42%, 02/07/19		12,550	12,550,000
Iowa Finance Authority (MidAmerican Energy Project), Series 2008B, RB, VRDN, 1.42%, 02/07/19		53,625	53,625,000
Iowa Finance Authority (Wesley Retirement Services, Inc.), Series 2003B, RB, VRDN (Bank of America NA LOC), 1.44%, 02/07/19		9,550	9,550,000

			158,750,000

Security		Par (000)	Value

Kansas — 0.3%(a)(b)(c)
Topeka Kansas Utility Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0696, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.48%, 02/07/19	USD	8,580	$8,580,000
Wyandotte County Kansas USD Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-23, GO, VRDN (Royal Bank of Canada LOC), 1.46%, 02/07/19		6,500	6,500,000

			15,080,000

Kentucky — 0.1%(a)(b)(c)
Kentucky Economic Development Financing Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0161, RB, VRDN (Bank of America NA LIQ), 1.59%, 02/07/19		4,460	4,460,000

Louisiana — 4.3%(b)
Ascension Parish Industrial Development Board, Inc. (BASF Corp. Project), Series 2009, RB, VRDN, 1.50%, 02/07/19		8,000	8,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority (BASF Corp. Project), Series 2000B, RB, VRDN, 1.50%, 02/07/19		7,500	7,500,000
Louisiana Offshore Terminal Authority (Loop LLC Project), Series 2013B, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.50%, 02/07/19		17,525	17,525,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2004, RB, VRDN, 1.39%, 02/07/19		17,550	17,550,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2007, RB, VRDN, 1.60%, 02/01/19		8,600	8,600,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2008B, RB, VRDN, 1.47%, 02/07/19		20,840	20,840,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2008C, RB, VRDN, 1.60%, 02/01/19		36,890	36,890,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2009A, RB, VRDN, 1.39%, 02/07/19		34,900	34,900,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2010, RB, VRDN, 1.47%, 02/07/19		57,400	57,400,000

			209,205,000

Maryland — 4.1%
Baltimore County Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0642, BAN, GO, VRDN (JP Morgan Chase Bank NA LIQ), 1.46%, 02/07/19(a)(b)(c)		1,900	1,900,000
County of Baltimore (Paths at Loveton Farms LP (The)), Series 1996, RB, VRDN (Manufacturers & Traders LOC), 1.34%, 02/07/19(b)		1,485	1,485,000
County of Montgomery, Series 2009A, (JP Morgan Liquidity Provider), 1.80%, 02/05/19		78,000	78,002,122
County of Montgomery, Series 2009B, (JP Morgan Chase Liquidity Provider), 1.82%, 02/13/19		73,100	73,108,699
County of Washington (Homewood Williamsport Facility), Series 2007, RB, VRDN (Manufacturers & Traders LOC), 1.34%, 02/07/19(b)		8,690	8,690,000
Maryland Health & Higher Educational Facilities Authority, Series 2008D, RB, VRDN (TD Bank NA LOC), 1.62%, 02/01/19(b)		13,000	13,000,000

3

Schedule of Investments (unaudited) (continued) January 31, 2019	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Series 2018, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.43%, 02/07/19(a)(b)	USD	19,000	$19,000,000
Maryland Health & Higher Educational Facilities Authority (Anne Arundel Health System Obligated Group), Series 2009B, RB, VRDN (Bank of America NA LOC), 1.48%, 02/07/19(b)		3,300	3,300,000

			198,485,821

Massachusetts — 4.2%
City of Pittsfield, BAN, GO, 2.50%, 06/27/19(d)		9,563	9,595,653
City of Quincy, BAN, GO, 3.25%, 01/17/20		17,226	17,492,623
Massachusetts Bay Transportation Authority, Series 2000A-1, RB, VRDN (Barclays Bank plc SBPA), 1.42%, 02/07/19(b)		4,135	4,135,000
Massachusetts Bay Transportation Authority, Series 2010A-7, RB, VRDN, 1.73%, 08/29/19(b)		13,650	13,650,000
Massachusetts Bay Transportation Authority, Series 2018A, Sub-Series A-2, RB, VRDN (State Street Bank & Trust Co. SBPA), 1.40%, 02/07/19(b)		1,165	1,165,000
Massachusetts Development Finance Agency, Series 2008U, Sub-Series 6-E, RB, VRDN (TD Bank NA LOC), 1.62%, 02/01/19(b)		6,275	6,275,000
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.), Series 2011K-1, RB, VRDN (Wells Fargo Bank NA SBPA), 1.45%, 02/07/19(b)		7,100	7,100,000
Massachusetts Health & Educational Facilities Authority, Series 1997P-2, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.45%, 02/07/19(b)		4,000	4,000,000
Massachusetts Health & Educational Facilities Authority, Series 2005, RB, VRDN (TD Bank NA LOC), 1.42%, 02/07/19(b)		1,000	1,000,000
Massachusetts State Development Finance Agency Tender Option Bond Trust Receipts/Certificates Various States, Series E-126, RB, VRDN (Royal Bank of Canada LOC), 1.46%, 02/07/19(a)(b)(c)		30,500	30,500,000
Massachusetts State Transporting Fund Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0610, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.45%, 02/07/19(a)(b)(c)		4,500	4,500,000
Massachusetts Water Resources Authority, Series 2008A-3, RB, VRDN (Wells Fargo Bank NA SBPA), 1.46%, 02/07/19(b)		3,000	3,000,000
Massachusetts Water Resources Authority, Series 2008C-2, RB, VRDN (Barclays Bank plc SBPA), 1.46%, 02/07/19(b)		13,010	13,010,000
University of Massachusetts Building Authority, Series 2011-1, RB, VRDN (Wells Fargo Bank NA SBPA), 1.44%, 02/07/19(b)		17,190	17,190,000
University of Massachusetts Building Authority, Series 2011-2, RB, VRDN, 1.73%, 08/29/19(b)		11,100	11,100,000
University of Massachusetts Building Authority, Series 2018A-1, 1.80%, 02/05/19		6,627	6,627,157
University of Massachusetts Building Authority, Series 2018A-1, 1.85%, 03/13/19		51,125	51,141,968

			201,482,401

Michigan — 3.1%
Board of Trustees of Michigan State University, Series 2018F, 1.85%, 02/04/19		22,390	22,390,504
Board of Trustees of Michigan State University, Series 2018F, 1.85%, 02/05/19		18,620	18,620,523

Security		Par (000)	Value

Michigan (continued)
Board of Trustees of Michigan State University, Series 2019F, 1.70%, 03/05/19	USD	17,585	$17,587,513
Kent Hospital Finance Authority (Spectrum Health System Obligated Group), Series 2008C, RB, VRDN (Bank of New York Mellon LOC), 1.46%, 02/07/19(b)		5,785	5,785,000
Michigan State Building Authority (Facilities Program), Series II-B, RB, VRDN (Citibank NA LOC), 1.50%, 02/07/19(b)		15,620	15,620,000
Michigan State Housing Development Authority, Series 2006C, RB, VRDN (Barclays Bank plc SBPA), 1.45%, 02/07/19(b)		22,595	22,595,000
Michigan State University, Series 2000A-1, RB, VRDN (Royal Bank of Canada SBPA), 1.48%, 02/07/19(b)		10,000	10,000,000
Michigan State University, Series 2005, RB, VRDN (Royal Bank of Canada SBPA), 1.48%, 02/07/19(b)		8,190	8,190,000
Michigan State University Tender Option Bond Trust Receipts/Certificates Various States, Series 2018E-127, RB, VRDN (Royal Bank of Canada LOC), 1.72%, 02/01/19(a)(b)(c)		25,000	25,000,000
Oakland University, Series 2008, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.45%, 02/07/19(b)		3,300	3,300,000

			149,088,540

Minnesota — 2.7%
City of Minneapolis, Series 2009B-2, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.60%, 02/01/19(b)		15,200	15,200,000
City of Minneapolis, Series 2018B, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.50%, 02/07/19(b)		15,000	15,000,000
County of Hennepin, Series 2018B, GO, VRDN (TD Bank NA SBPA), 1.38%, 02/07/19(b)		51,260	51,260,000
Housing & Redevelopment Authority of The City of St Paul Minnesota (Allina Health Obligated Group), Series 2009C, RB, VRDN (Wells Fargo Bank NA LOC), 1.42%, 02/07/19(b)		11,000	11,000,000
Regents of the University of Minnesota, Series 2018F, 1.78%, 02/01/19		38,100	38,100,202

			130,560,202

Mississippi — 3.6%(b)
County of Jackson (Chevron Corp.), Series 1993, RB, VRDN, 1.60%, 02/01/19		27,525	27,525,000
Mississippi Business Finance Corp., Series 2009B, RB, VRDN, (Chevron Corp.), 1.60%, 02/01/19		19,565	19,565,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2007B, RB, VRDN, 1.60%, 02/01/19		15,400	15,400,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2007C, RB, VRDN, 1.60%, 02/01/19		2,700	2,700,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010B, RB, VRDN, 1.37%, 02/07/19		5,150	5,150,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010F, RB, VRDN, 1.37%, 02/07/19		2,565	2,565,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010K, RB, VRDN, 1.60%, 02/01/19		18,250	18,250,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010L, RB, VRDN, 1.60%, 02/01/19		16,440	16,440,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series G, RB, VRDN, 1.60%, 02/01/19		67,865	67,865,000

			175,460,000

Missouri — 1.0%(a)(b)(c)
Missouri Health & Education Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0678, RB, VRDN (Royal Bank of Canada LIQ), 1.46%, 02/07/19		5,000	5,000,000

4

Schedule of Investments (unaudited) (continued) January 31, 2019	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Missouri (continued)
Missouri Health & Education Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0184, RB, VRDN (Citibank NA LOC), 1.48%, 02/07/19	USD	5,000	$5,000,000
Missouri Health & Education Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XL0080, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.46%, 02/07/19		4,165	4,165,000
Missouri Health & Education Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XM0575, RB, VRDN (Royal Bank of Canada LIQ), 1.46%, 02/07/19		8,000	8,000,000
Missouri Health & Education Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series C-16, RB, VRDN (Royal Bank of Canada LOC), 1.49%, 02/07/19		26,500	26,500,000

			48,665,000

Nebraska — 0.6%
Lincoln Nebraska Electric, Series 1995, 1.82%, 02/05/19		23,000	23,000,729
Omaha Public Power District Electric Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2685, RB, VRDN (Citibank NA LIQ), 1.46%, 02/07/19(a)(b)(c)		5,400	5,400,000

			28,400,729

Nevada — 0.8%(b)
City of Reno, Series 2009A, VRDN (Wells Fargo Bank NA LOC), 1.42%, 02/07/19		27,305	27,305,000
City of Reno (Renown Regional Medical Center Project), Series 2008B, RB, VRDN (Union Bank of California LOC), 1.42%, 02/07/19		10,185	10,185,000
County of Clark Department of Aviation (Nevada Airport System), Series 2008D-3, RB, VRDN (Bank of America NA LOC), 1.48%, 02/07/19		1,105	1,105,000

			38,595,000

New Hampshire — 0.3%(b)
New Hampshire Health and Education Facilities Authority Act, Series 2005A-2, RB, VRDN (State Street Bank & Trust Co. SBPA), 1.65%, 02/01/19		14,875	14,875,000

New Jersey — 0.5%
New Jersey Economic Development Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XX1091, RB, VRDN (Barclays Bank plc LOC), 1.45%, 02/07/19(a)(b)(c)		9,000	9,000,000
New Jersey Housing & Mortgage Finance Agency (Camden Townhouses Project), Series 2017F, VRDN, 1.35%, 08/01/19(b)		4,000	4,000,000
Somerset County Improvement Authority (Township of Hillsborough Project), Series 2018, 3.00%, 06/06/19		4,000	4,015,779
Somerset County Improvement Authority (Township of Montgomery Project), Series 2018, 3.50%, 09/13/19		7,200	7,277,294

			24,293,073

New York — 20.1%
Amherst Development Corp. (Asbury Pointe, Inc. Project), Series 2011A, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.48%, 02/07/19(b)		2,410	2,410,000
City of New York, Series 2003A-5, GO, VRDN (Bank of Montreal LOC), 1.40%, 02/07/19(b)		1,450	1,450,000

Security		Par (000)	Value

New York (continued)
City of New York, Series 2006I, Sub-Series I-4, GO, VRDN (TD Bank NA LOC), 1.62%, 02/01/19(b)	USD	4,200	$4,200,000
City of New York, Series 2006I-3, GO, VRDN (Bank of America NA LOC), 1.65%, 02/01/19(b)		22,730	22,730,000
City of New York, Series 2008, Sub-Series J-6, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.68%, 02/01/19(b)		11,000	11,000,000
City of New York, Series 2008J, Sub-Series J-8, GO, VRDN (Sumitomo Mitsui Banking LOC), 1.48%, 02/07/19(b)(d)		8,100	8,100,000
City of New York, Series 2012A, Sub-Series A-4, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.45%, 02/07/19(b)		9,025	9,025,000
City of New York, Series 2012G, Sub-Series G-6, GO, VRDN (Mizuho Bank Ltd. LOC), 1.65%, 02/01/19(b)		40,090	40,090,000
City of New York, Series 2012G, Sub-Series G-7, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.65%, 02/01/19(b)		20,050	20,050,000
City of New York, Series 2014D, Sub-Series D-4, GO, VRDN (TD Bank NA LOC), 1.62%, 02/01/19(b)		6,250	6,250,000
City of New York, Series 2014I, Sub-Series I-2, GO, VRDN (JP Morgan Chase Bank NA SBPA), 1.63%, 02/01/19(b)		12,625	12,625,000
City of New York, Series 2015F, Sub-Series F-6, GO, VRDN (JP Morgan Chase Bank NA SBPA), 1.63%, 02/01/19(b)		19,450	19,450,000
City of New York, Series 2017, Sub-Series A-6, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.64%, 02/01/19(b)		1,525	1,525,000
City of New York, Series 2017A, Sub-Series A-5, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.68%, 02/01/19(b)		21,200	21,200,000
City of New York, Series 2018D, Sub-Series D-4, VRDN (Barclays Bank plc SBPA), 1.63%, 02/01/19(b)		26,950	26,950,000
County of Onondaga (Syracuse University Project), Series 2010A, RB, VRDN (Wells Fargo Bank NA LOC), 1.39%, 02/07/19(b)		7,400	7,400,000
East Rochester Housing Authority (Park Ridge Nursing Home, Inc. Project), Series 2008, RB, VRDN (M&T Bank LOC), 1.48%, 02/07/19(b)		1,665	1,665,000
Hudson YDS Infrastructure Corp. New York Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0550, RB, VRDN (Toronto-Dominion Bank LIQ), 1.48%, 02/07/19(a)(b)(c)		10,050	10,050,000
Hudson YDS Infrastructure Corp. New York Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0677, RB, VRDN (Toronto-Dominion Bank LIQ), 1.48%, 02/07/19(a)(b)(c)		4,595	4,595,000
Metropolitan Transportation Authority, Series 2005D, Sub-Series D-2, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.60%, 02/01/19(b)		9,950	9,950,000
Metropolitan Transportation Authority, Series 2012G, Sub-Series G-2, RB, VRDN (TD Bank NA LOC), 1.42%, 02/07/19(b)		10,440	10,440,000
Metropolitan Transportation Authority, Series A-1, RB, VRDN (TD Bank NA LOC), 1.62%, 02/01/19(b)		32,790	32,790,000
Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0572, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.46%, 02/07/19(a)(b)(c)		3,000	3,000,000

5

Schedule of Investments (unaudited) (continued) January 31, 2019	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

New York (continued)
Nassau Health Care Corp. (Nassau County Guaranteed), Series 2009C, Sub-Series C-2, RB, VRDN (Wells Fargo Bank NA LOC), 1.46%, 02/07/19(b)	USD	9,720	$9,720,000
New York City Health & Hospital Corp., Series 2008B, RB, VRDN (TD Bank NA LOC), 1.40%, 02/07/19(b)		100	100,000
New York City Housing Development Corp., Series 2006A, RB, VRDN (Fannie Mae LOC), 1.47%, 02/07/19(b)		20,485	20,485,000
New York City Housing Development Corp., Series A, RB, VRDN (Fannie Mae LOC), 1.40%, 02/07/19(b)		1,500	1,500,000
New York City Housing Development Corp., Series C-4, RB, VRDN (Wells Fargo Bank NA SBPA), 1.39%, 02/07/19(b)		3,235	3,235,000
New York City Housing Development Corp. (Sustainable Neighborhood Bonds), Series 2017G-3, RB, VRDN (Wells Fargo Bank NA SBPA), 1.43%, 02/07/19(b)		10,000	10,000,000
New York City Municipal Water Finance Authority, Series 2011FF, Sub-Series FF-2, RB, VRDN (Landesbank Hessen-Thüringen SBPA), 1.64%, 02/01/19(b)		56,650	56,650,000
New York City Municipal Water Finance Authority, Series 2013AA, Sub-Series AA-2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 1.45%, 02/07/19(b)		20,305	20,305,000
New York City Transitional Finance Authority Future Tax Secured, Series 1999A, Sub-Series A-1, RB, VRDN (TD Bank NA SBPA), 1.45%, 02/07/19(b)		24,400	24,400,000
New York City Transitional Finance Authority Future Tax Secured, Series 2002, Sub-Series C-2, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.64%, 02/01/19(b)		100	100,000
New York City Transitional Finance Authority Future Tax Secured, Series 2013C, Sub-Series C-5, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.42%, 02/07/19(b)		20,800	20,800,000
New York City Transitional Finance Authority Future Tax Secured, Series 2016, Sub-Series E-4, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.63%, 02/01/19(b)		24,155	24,155,000
New York City Transitional Finance Authority Future Tax Secured, Series 2019, Sub-Series A-4, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.63%, 02/01/19(b)		129,565	129,565,000
New York City Transitional Finance Authority Future Tax Secured, Series 2019, Sub-Series B-4, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.63%, 02/01/19(b)		3,000	3,000,000
New York City Transitional Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0566, RB, VRDN (Toronto-Dominion Bank LIQ), 1.45%, 02/07/19(a)(b)(c)		2,000	2,000,000
New York City Transitional Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0156, RB, VRDN (Citibank NA LIQ), 1.46%, 02/07/19(a)(b)(c)		2,020	2,020,000
New York City Transitional Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2529, RB, VRDN (Citibank NA LIQ), 1.46%, 02/07/19(a)(b)(c)		4,625	4,625,000
New York City Trust for Cultural Resources, Series 2009A, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.39%, 02/07/19(b)		1,000	1,000,000
New York City Water & Sewer System, Series 2008, Sub-Series B-1, RB, VRDN (Sumitomo Mitsui Banking SBPA), 1.43%, 02/07/19(b)		1,025	1,025,000

Security		Par (000)	Value

New York (continued)
New York City Water & Sewer System, Series 2009, Sub-Series BB-1, RB, VRDN (Landesbank Hessen-Thüringen SBPA), 1.63%, 02/01/19(b)	USD	12,200	$12,200,000
New York City Water & Sewer System, Series 2009BB, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.65%, 02/01/19(b)		37,100	37,100,000
New York City Water & Sewer System, Series 2012B, RB, VRDN (State Street Bank & Trust Co. SBPA), 1.62%, 02/01/19(b)		11,905	11,905,000
New York City Water & Sewer System, Series 2014A, Sub-Series AA-4, RB, VRDN (Bank of Montreal SBPA), 1.65%, 02/01/19(b)		1,930	1,930,000
New York City Water & Sewer System, Series 2014AA, Sub-Series AA-1, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.63%, 02/01/19(b)		30,660	30,660,000
New York City Water & Sewer System, Series 2014AA-2, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.63%, 02/01/19(b)		8,200	8,200,000
New York City Water & Sewer System, Series 2016BB-1A, RB, VRDN (State Street Bank & Trust Co. SBPA), 1.65%, 02/01/19(b)		18,230	18,230,000
New York City Water & Sewer System, Series 2016BB-1B, RB, VRDN (State Street Bank & Trust Co. SBPA), 1.65%, 02/01/19(b)		5,015	5,015,000
New York Environmental Facilities Corp. Clean Water Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF2344, RB, VRDN (Citibank NA LIQ), 1.46%, 02/07/19(a)(b)(c)		3,600	3,600,000
New York Environmental Facilities Corp. Clean Water Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2586, RB, VRDN (Citibank NA LIQ), 1.44%, 02/07/19(a)(b)(c)		3,750	3,750,000
New York Local Government Assistance Corp., Series 2008B-7V, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.47%, 02/07/19(b)		810	810,000
New York Local Government Assistance Corp. (A Public Benefit Corp. of The State of New York), Series 2003A-8V, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.47%, 02/07/19(b)		1,125	1,125,000
New York Power Authority, 1.37%, 02/13/19		21,100	21,100,369
New York Power Authority, 1.30%, 02/14/19		9,500	9,499,998
New York State Dormitory Authority, Series 2002A2, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.42%, 02/07/19(b)		10,275	10,275,000
New York State Dormitory Authority, Series 2015A, RB, 5.00%, 03/15/19		15,575	15,636,285
New York State Dormitory Authority (City University System, Consolidated Fifth), Series 2008C, RB, VRDN (Bank of America NA LOC), 1.40%, 02/07/19(b)		2,475	2,475,000
New York State Dormitory Authority (City University System, Consolidated Fifth), Series 2008D, RB, VRDN (TD Bank NA LOC), 1.42%, 02/07/19(b)		1,380	1,380,000
New York State Dormitory Authority (University of Rochester), Series 2003A, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.63%, 02/01/19(b)		4,700	4,700,000
New York State Dormitory Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2647, RB, VRDN (Citibank NA LIQ), 1.45%, 02/07/19(a)(b)(c)		3,000	3,000,000
New York State Housing Finance Agency, Series 2009A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.64%, 02/01/19(b)		26,100	26,100,000

6

Schedule of Investments (unaudited) (continued) January 31, 2019	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

New York (continued)
New York State Housing Finance Agency, Series 2013A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.64%, 02/01/19(b)	USD	1,725	$1,725,000
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2010A, RB, VRDN (Freddie Mac LOC), 1.41%, 02/07/19(b)		1,650	1,650,000
New York State Housing Finance Agency (Barclay Street Realty LLC), Series 2004A, RB, VRDN (Fannie Mae LOC), 1.45%, 02/07/19(b)		35,200	35,200,000
New York State Urban Development Corp., Series 2004A-3-B, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.49%, 02/07/19(b)		2,775	2,775,000
New York State Urban Development Corp., Series 2008A-1, RB, VRDN (Wells Fargo Bank NA LOC), 1.47%, 02/07/19(b)		9,690	9,690,000
New York Urban Development Corp. Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XM0580, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.46%, 02/07/19(a)(b)(c)		3,750	3,750,000
New York Tender Option Bond Trust Receipts/Certificates Various States, Series G-55, GO, VRDN (Royal Bank of Canada LOC), 1.46%, 02/07/19(a)(b)(c)		7,865	7,865,000
Oneida County Industrial Development Agency (Mohawk Valley Community College Dormitory Corp. Project), Series 2004 A, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.48%, 02/07/19(b)		2,190	2,190,000
Onondaga County Industrial Development Agency (Syracuse University Project), Series 2008B, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.35%, 02/07/19(b)		5,215	5,215,000
Port Authority of New York & New Jersey, Series 2019A, 1.63%, 03/12/19		9,130	9,132,281
Rensselaer County Industrial Development Agency (Sage Colleges (The)), Series 2002A, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.48%, 02/07/19(b)		2,870	2,870,000
Syracuse Industrial Development Agency (Syracuse University Project), Series 2008A-1, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.58%, 02/01/19(b)		2,400	2,400,000
Triborough Bridge & Tunnel Authority, Series 2002F, RB, VRDN (Citibank NA LOC), 1.59%, 02/01/19(b)		16,990	16,990,000
Triborough Bridge & Tunnel Authority (MTA Bridge & Tunnel Authority), Series 2005A, RB, VRDN (TD Bank NA LOC), 1.47%, 02/07/19(b)		2,900	2,900,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2005, Sub-Series B-2, VRDN (Citibank NA LOC), 1.59%, 02/01/19(b)		13,220	13,220,000

			967,893,933

North Carolina — 1.4%(b)
Charlotte-Mecklenburg Hospital Authority (The), Series 2007E, RB, VRDN (TD Bank NA LOC), 1.62%, 02/01/19		7,300	7,300,000
Charlotte-Mecklenburg Hospital Authority (The), Series 2018G, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.65%, 02/01/19		15,000	15,000,000
Charlotte-Mecklenburg Hospital Authority (The), Series 2018H, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.65%, 02/01/19		11,400	11,400,000
City of Charlotte, Series 2006B, RB, VRDN (Wells Fargo Bank NA SBPA), 1.41%, 02/07/19		9,100	9,100,000

Security		Par (000)	Value

North Carolina (continued)
City of Charlotte (Government Facilities), Series 2003F, COP, VRDN (Bank of America NA SBPA), 1.44%, 02/07/19	USD	7,385	$7,385,000
City of Charlotte (Governmental Facilities Project), Series 2013G, COP, VRDN (Wells Fargo Bank NA LIQ), 1.44%, 02/07/19(d)		7,465	7,465,000
North Carolina Medical Care Commission (Moses Cone Health System), Series 2001A, RB, VRDN (BMO Harris Bank NA SBPA), 1.41%, 02/07/19		8,000	8,000,000

			65,650,000

Ohio — 1.2%
Akron Bath Copley Joint Township Hospital District, Series 2018B, RB, VRDN (BMO Harris Bank NA LOC), 1.46%, 02/07/19(b)		5,250	5,250,000
American Municipal Power, Inc. (Village of Carey Project), Series 2018, BAN, 3.00%, 12/05/19		1,435	1,449,709
American Municipal Power, Inc. (Village of Genoa Project), Series 2018, BAN, RB, 3.00%, 12/12/19		2,089	2,110,006
Batavia Local School District, BAN, GO, 3.00%, 09/01/19		1,875	1,886,781
Berea, Ohio City School District Tender Option Bond Trust Receipts/Certificates Various States, Series G-54, GO, VRDN (Royal Bank of Canada LOC), 1.46%, 02/07/19(a)(b)(c)		3,050	3,050,000
City of Berea, Series 2018, BAN, GO, 2.25%, 03/14/19		6,801	6,805,895
City of Harrison, Series 2018, BAN, GO, 3.50%, 10/29/19		1,350	1,367,372
City of Kirtland, Series 2018, BAN, GO, 3.00%, 06/20/19		3,305	3,318,342
Cleveland Ohio Water Tender Option Bond Trust Receipts/Certificates Various States, Series 2018E-119, RB, VRDN (Royal Bank of Canada LOC), 1.46%, 02/07/19(a)(b)(c)		10,000	10,000,000
Cleveland-Cuyahoga County Port Authority (Carnegie/89th Garage and Service Center LLC Project), Series 2007, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.46%, 02/07/19(b)		1,030	1,030,000
County of Franklin (Nationwide Children’s Hospital, Inc. Project), Series 2015B, RB, VRDN, 1.47%, 02/07/19(b)		13,500	13,500,000
Forest Hills Ohio Local School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-30, GO, VRDN (Royal Bank of Canada LOC), 1.46%, 02/07/19(a)(b)(c)		2,300	2,300,000
Ohio State University (The), Series 2014B-1, RB, VRDN, 1.40%, 02/07/19(b)		4,000	4,000,000
Village of North Randall, Series 2018, GO, 3.25%, 09/12/19		1,010	1,019,446

			57,087,551

Oregon — 0.7%(b)
Oregon State Facilities Authority, Series 2018B, RB, VRDN (TD Bank NA LOC), 1.62%, 02/01/19		22,350	22,350,000
Oregon State Facilities Authority (Quatama Housing LP Project), Series 2005A, RB, VRDN (Fannie Mae LOC), 1.50%, 02/07/19		9,875	9,875,000

			32,225,000

7

Schedule of Investments (unaudited) (continued) January 31, 2019	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pennsylvania — 2.2%(b)
Allegheny County Hospital Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017E-111, RB, VRDN (Royal Bank of Canada LOC), 1.70%, 02/01/19(a)(c)	USD	13,000	$13,000,000
Beaver County Industrial Development Authority, Series 2018A, RB, VRDN (BMO Harris Bank NA LOC), 1.46%, 02/07/19		3,500	3,500,000
Blair County Industrial Development Authority (Homewood Retirement Centers Obligated Group), Series 2004, RB, VRDN (Manufacturers & Traders LOC), 1.34%, 02/07/19		4,400	4,400,000
Bucks County Industrial Development Authority (Grand View Hospital), Series 2008A, RB, VRDN (TD Bank NA LOC), 1.42%, 02/07/19		17,880	17,880,000
Geisinger Authority (Geisinger Health System Obligated Group), Series 2005A, RB, VRDN (TD Bank NA SBPA), 1.55%, 02/01/19		30,760	30,760,000
Geisinger Authority Pennsylvania Health System Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0543, RB, VRDN (Royal Bank of Canada LIQ), 1.46%, 02/07/19(a)(c)		4,000	4,000,000
General Authority of Southcentral Pennsylvania (Homewood Retirement Centers Obligated Group), Series 2003, RB, VRDN (Manufacturers & Traders LOC), 1.34%, 02/07/19		3,445	3,445,000
Lycoming County Authority (Lycoming College Project), Series 2013-S1, RB, VRDN (Manufacturers & Traders LOC), 1.48%, 02/07/19		4,175	4,175,000
Montgomery County Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2002, RB, VRDN (TD Bank NA SBPA), 1.65%, 02/01/19		4,815	4,815,000
Montgomery County Industrial Development Authority (Big Little Associate Project), Series 1999A, RB, VRDN (Wells Fargo Bank NA LOC), 1.65%, 02/01/19		110	110,000
Pennsylvania Economic Development Financing Authority (PSEG Power LLC Project), Series 2007, RB, VRDN (TD Bank NA LOC), 1.47%, 02/07/19		5,000	5,000,000
Pennsylvania State Housing Finance Agency Tender Option Bond Trust Receipts/Certificates, Series 2018-XF0721, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.45%, 02/07/19(a)(c)		4,000	4,000,000
Westmoreland County Municipal Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1075, RB, VRDN (Barclays Bank plc LOC), 1.46%, 02/07/19(a)(c)		7,595	7,595,000
Wisconsin Health & Education Facilities Tender Option Bond Trust Receipts/Certificates Various Trust, Series 2018-XM0613, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.45%, 02/07/19(a)(c)		4,325	4,325,000

			107,005,000

Rhode Island — 0.1%
Rhode Island Health & Educational Building Corp. Tender Option Trust Receips/Certificates, Series 2019-XM0721, RB, VRDN (Wells Fargo Bank NA LIQ), 1.32%, 02/07/19(a)(b)(c)		7,000	7,000,000

South Carolina — 0.4%
City of Columbia, Series 2009, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.43%, 02/07/19(b)		19,225	19,225,000

Security		Par (000)	Value

Tennessee — 0.4%
City of Memphis, Series 2012A, (State Street Bank & Trust Co., Guaranty), 1.53%, 03/07/19	USD	5,250	$5,250,397
Clarksville Public Building Authority (Tennessee Municipal Bond), Series 1999, RB, VRDN (Bank of America NA LOC), 1.47%, 02/07/19(b)		4,605	4,605,000
Tennessee Housing Development Agency Resident Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-YX1087, RB, VRDN (Barclays Bank plc LIQ), 1.46%, 02/07/19(a)(b)(c)		10,640	10,640,000

			20,495,397

Texas — 17.3%
Alorlene Texas Tender Option Bond, Series 2018G-31, GO, VRDN (Royal Bank of Canada LOC), 1.46%, 02/07/19(a)(b)(c)		3,000	3,000,000
Austin Texas Electric Utility System Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0220, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.53%, 02/07/19(a)(b)(c)		27,745	27,745,000
Bexar County Housing Finance Corp. (AAMHA LLC Project), Series 2000, RB, VRDN (Fannie Mae LOC), 1.43%, 02/07/19(b)		2,705	2,705,000
City of Austin, Series 2008, Sub-Series A, RB, VRDN (Citibank NA LOC), 1.43%, 02/07/19(b)		6,835	6,835,000
City of Austin, Series 2008B, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.43%, 02/07/19(b)		4,300	4,300,000
City of Garland, (Sumitomo Mitsui Banking LOC), 1.55%, 03/18/19		5,000	5,000,495
City of Garland, Series 2018, (Bank of America NA LOC), 1.78%, 02/04/19		10,000	10,000,193
City of Houston Combined Utility System, Series 2004B-5, RB, VRDN (Wells Fargo Bank NA LOC), 1.43%, 02/07/19(b)		29,550	29,550,000
City of San Antonio, Series 2018, Sub-Series A-1, (JP Morgan Chase Bank NA LOC), 1.78%, 02/06/19		19,000	19,001,081
City of San Antonio, Series 2018, Sub-Series A-1, (JP Morgan Chase Bank NA LOC), 1.85%, 03/14/19		13,000	13,004,415
County of Harris, Series 2019C, (Bank of America NA LIQ), 1.52%, 03/07/19		8,915	8,915,843
County of Harris, Series E-1, (Landesbank Hessen-Thuringen Girozentrale LOC), 1.58%, 03/14/19		22,950	22,949,183
Dallas Texas Water Works & Swear System Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2697, RB, VRDN (Citibank NA LIQ), 1.45%, 02/07/19(a)(b)(c)		6,000	6,000,000
Denton Texas Independent School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0648, GO, VRDN (Toronto-Dominion Bank LIQ), 1.46%, 02/07/19(a)(b)(c)		3,745	3,745,000
Fort Bend Independent School District, (JP Morgan Guaranty), 1.36%, 02/20/19		10,000	9,999,724
Fort Bend Independent School District, Series 2018A, (JP Morgan Guaranty), 1.82%, 02/06/19		9,750	9,750,554
Fort Bend Independent School District, Series 2018A, (JP Morgan Guaranty), 1.81%, 02/08/19		5,000	5,000,379
Harris County Cultural Education Facilities Finance Corp., Series 2008, Sub-Series C-1, RB, VRDN, 1.65%, 02/01/19(b)		62,075	62,075,000
Harris County Cultural Education Facilities Finance Corp., Series 2018C-1, (Methodist Health Systems), 1.80%, 02/01/19		32,000	32,000,170
Harris County Cultural Education Facilities Finance Corp., Series 2018C-2, (Methodist Health Systems), 1.77%, 02/08/19		2,140	2,140,172
Harris County Cultural Education Facilities Finance Corp., Series 2019C-1, (Methodist Health Systems), 1.65%, 05/13/19		56,600	56,595,206

8

Schedule of Investments (unaudited) (continued) January 31, 2019	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Texas (continued)
Harris County Health Facilities Development Corp. (Methodist Hospital Obligated Group), Series 2008A-1, RB, VRDN, 1.65%, 02/01/19(b)	USD	10,000	$10,000,000
Harris County Health Facilities Development Corp. (Methodist Hospital Obligated Group), Series 2008A-2, RB, VRDN, 1.65%, 02/01/19(b)		34,855	34,855,000
Lamar Texas Cons Independent School District Tender Option Bond Trust Receipts/Certificates Various States, Series G-18, GO, VRDN (Royal Bank of Canada LOC), 1.46%, 02/07/19(a)(b)(c)		7,740	7,740,000
Laredo Texas Tender Option Bond Trust Receipts/Certificates Various States, Series G-60, GO, VRDN (Royal Bank of Canada LOC), 1.46%, 02/07/19(a)(b)(c)		3,000	3,000,000
Leander Texas Independent School District Tender Option Bond Trust Receipts/Certificates Various States, Series G-34, GO, VRDN (Royal Bank of Canada LOC), 1.46%, 02/07/19(a)(b)(c)		2,000	2,000,000
Lower Neches Valley Authority Industrial Development Corp. (ExxonMobil Project), Series 2001A, RB, VRDN, 1.60%, 02/01/19(b)		15,850	15,850,000
Port of Arthur Navigation District Industrial Development Corp. (Total Petrochemicals & Refining USA, Inc.), Series 2012, RB, VRDN, 1.50%, 02/07/19(b)		6,000	6,000,000
Port of Arthur Navigation District Industrial Development Corp. (Total Petrochemicals USA, Inc. Project), Series 2010A, RB, VRDN, 1.50%, 02/07/19(b)		3,000	3,000,000
San Antonio Electric and Gas, Series 2018B, 1.85%, 03/06/19		17,300	17,312,790
South Texas County College District Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-35, GO, VRDN (Royal Bank of Canada LOC), 1.46%, 02/07/19(a)(b)(c)		7,135	7,135,000
State of Texas, Series 2011A, GO, VRDN (State Street Bank & Trust Co. SBPA), 1.57%, 02/07/19(b)		9,725	9,725,000
State of Texas, Series 2011B, GO, VRDN (State Street Bank & Trust Co. SBPA), 1.57%, 02/07/19(b)		5,830	5,830,000
State of Texas, Series 2012B, GO, VRDN (State Street Bank & Trust Co. SBPA), 1.57%, 02/07/19(b)		9,500	9,500,000
State of Texas, Series 2013A, GO, VRDN (State Street Bank & Trust Co. SBPA), 1.57%, 02/07/19(b)		9,705	9,705,000
State of Texas, Series 2013B, GO, VRDN (State Street Bank & Trust Co. SBPA), 1.57%, 02/07/19(b)		9,750	9,750,000
State of Texas, Series 2014A, GO, VRDN (State Street Bank & Trust Co. SBPA), 1.57%, 02/07/19(b)		9,710	9,710,000
State of Texas, Series 2015A, GO, VRDN (State Street Bank & Trust Co. SBPA), 1.57%, 02/07/19(b)		9,710	9,710,000
State of Texas, Series 2016, GO, VRDN (Helaba SBPA), 1.46%, 02/07/19(b)		34,485	34,485,000
State of Texas, Series 2018, TAN, 4.00%, 08/29/19		89,000	90,181,315
Tarrant County Cultural Education Facilities Finance Corp., Series 2008C-4, RB, VRDN (Bank of Montreal LOC), 1.50%, 02/07/19(b)		4,600	4,600,000
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Obligated Group), Series 2008-A, RB, VRDN (TD Bank NA LOC), 1.62%, 02/01/19(b)		18,195	18,195,000
Texas Water Development Board Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF2201, RB, VRDN (Citibank NA LIQ), 1.46%, 02/07/19(a)(b)(c)		300	300,000

Security		Par (000)	Value

Texas (continued)
Texas Water Development Board Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0714, RB, VRDN (Toronto-Dominion Bank LIQ), 1.46%, 02/07/19(a)(b)(c)	USD	3,750	$3,750,000
University of Texas System (The), Series 2008B, RB, VRDN (University of Texas System (The) LIQ), 1.35%, 02/07/19(b)		13,325	13,325,000
University of Texas System (The), Series 2018A, 1.83%, 02/14/19		10,000	10,001,399
University of Texas System (The), Series 2019A, 1.32%, 02/05/19		25,000	25,001,635
University of Texas System (The), Series 2019A, 1.50%, 02/06/19		47,000	47,001,688
University of Texas System (The), Series 2019A, 1.50%, 02/07/19		25,000	25,000,760
University of Texas System (The), Series 2019A, 1.40%, 03/05/19		25,000	25,003,792
University of Texas System (The), Series 2019A, 1.59%, 06/04/19		25,000	24,999,067

			832,979,861

Utah — 2.5%(b)
City of Murray (IHC Health Services, Inc.), Series 2003A, RB, VRDN, 1.42%, 02/07/19		6,720	6,720,000
City of Murray (IHC Health Services, Inc.), Series 2003B, RB, VRDN, 1.42%, 02/07/19		17,765	17,765,000
City of West Jordan (Broadmoor Village Apartments LLC), Series 2004, RB, VRDN (Freddie Mac LIQ), 1.49%, 02/07/19		9,675	9,675,000
County of Emery (PacifiCorp Project), Series 1994, RB, VRDN (Canadian Imperial Bank LOC), 1.45%, 02/07/19		20,030	20,030,000
County of Weber (IHC Health Services, Inc.), Series 2000A, RB, VRDN (Bank of New York Mellon SBPA), 1.65%, 02/01/19		29,900	29,900,000
County of Weber (IHC Health Services, Inc.), Series 2000B, RB, VRDN (US Bank NA SBPA), 1.42%, 02/07/19		8,000	8,000,000
County of Weber (IHC Health Services, Inc.), Series 2000C, RB, VRDN (Bank of New York Mellon SBPA), 1.65%, 02/01/19		27,040	27,040,000

			119,130,000

Virginia — 1.0%(b)
Alexandria Industrial Development Authority (Young Men’s Christian Association of Metropolitan Washington Facility), Series 1998, RB, VRDN (First National Bank of MD LOC), 1.39%, 02/07/19		1,315	1,315,000
Fairfax County Industrial Development Authority (Inova Health System Project), Series 2018C, RB, VRDN, 1.40%, 02/07/19		29,865	29,865,000
Hampton Roads Transport Accountant Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0606, RB, VRDN (Bank of America NA LIQ), 1.45%, 02/07/19(a)(c)		4,400	4,400,000
Norfolk Economic Development Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0183, RB, VRDN (Barclays Bank plc LIQ), 1.45%, 02/07/19(a)(c)		6,430	6,430,000

9

Schedule of Investments (unaudited) (continued) January 31, 2019	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Virginia (continued)
Virginia Commonwealth Transportation Board Trust Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0659, RB, VRDN (Royal Bank of Canada LIQ), 1.46%, 02/07/19(a)(c)	USD	6,000	$6,000,000

			48,010,000

Washington — 0.9%(b)
Washington State Health Care Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2527, RB, VRDN (Citibank NA LIQ), 1.46%, 02/07/19(a)(c)		1,875	1,875,000
Washington State Housing Finance Commission (Panorama Project), Series 2008, RB, VRDN (Wells Fargo Bank NA LOC), 1.45%, 02/07/19		4,000	4,000,000
Washington State Housing Finance Commission (Reserve at Renton Apartments Project), Series 2014, RB, VRDN (FHLB, LOC), 1.51%, 02/07/19		9,500	9,500,000
Washington State Housing Finance Commission (Traditions at South Hill Apartments Project), Series 2011A-B, RB, VRDN (Freddie Mac LOC), 1.51%, 02/07/19		2,730	2,730,000
Washington State Tender Options Bond, Trust Receipts/Certificates Various States, Series 2016-XL0007, RB, VRDN (Barclays Bank plc LIQ), 1.58%, 02/07/19(a)(c)		9,320	9,320,000
Washington State War Veterans, 5.00%, 02/01/20		14,000	14,460,812

			41,885,812

Wisconsin — 1.7%(b)
University of Wisconsin Hospitals & Clinics, Series 2018B, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.65%, 02/01/19		29,135	29,135,000
University of Wisconsin Hospitals & Clinics, Series 2018C, RB, VRDN (BMO Harris Bank NA SBPA), 1.63%, 02/01/19		23,740	23,740,000
Wisconsin Housing & Economic Development Authority, Series 2017D, RB, VRDN (Royal Bank of Canada SBPA), 1.43%, 02/07/19		19,800	19,800,000
Wisconsin Housing & Economic Development Authority, Series 2018C, RB, VRDN (Royal Bank of Canada SBPA), 1.43%, 02/07/19		10,000	10,000,000

			82,675,000

Wyoming — 1.2%(b)
County of Uinta (Chevron USA, Inc. Project), Series 1993, RB, VRDN, 1.60%, 02/01/19		46,500	46,500,000
Wyoming Community Development Authority, Series 2018-2, RB, VRDN (Royal Bank of Canada SBPA), 1.45%, 02/07/19		9,750	9,750,000

			56,250,000

Total Municipal Bonds — 97.1% (Cost: $4,677,169,736)			4,677,496,905

Security		Par (000)	Value
Closed-End Investment Companies — 2.7%

California — 0.8%(b)
Nuveen California AMT-Free Quality Municipal Income Fund, Series 2013, VRDP, (Citibank NA LIQ), 1.44%, 02/07/19	USD	12,000	$12,000,000
Nuveen California AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, (Sumitomo Mitsui Banking LIQ), 1.44%, 02/07/19(a)		25,000	25,000,000

			37,000,000

New York — 1.9%(b)
Nuveen AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, (Sumitomo Mitsui Banking LOC), 1.52%, 02/07/19		14,300	14,300,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2010, VRDP, (Citibank NA LIQ), 1.49%, 02/07/19		49,500	49,500,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, (Toronto-Dominion Bank LIQ), 1.47%, 02/07/19(a)		27,000	27,000,000

			90,800,000

Other — 0.0%(a)(b)
Nuveen AMT-Free Quality Municipal Income Fund, Series 2013, VRDP, (Citibank NA LIQ), 1.51%, 02/07/19		2,900	2,900,000

Total Closed-End Investment Companies — 2.7% (Cost: $130,700,000)			130,700,000

Total Investments — 99.8% (Cost: $4,807,869,736)(e)			4,808,196,905

Other Assets Less Liabilities — 0.2%			10,682,524

Net Assets — 100.0%			$4,818,879,429

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	These securities are short-term floating rate certificates issued by tender option bond Trusts and are secured by the underlying municipal bond securities.
(d)	When-issued security.
(e)	Cost for U.S. federal income tax purposes.

10

Schedule of Investments (unaudited) (continued) January 31, 2019	MuniCash

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$4,808,196,905	$—	$4,808,196,905

(a)	See above Schedule of Investments for values in each state.

During the period ended January 31, 2019, there were no transfers between levels.

11

Schedule of Investments (unaudited) January 31, 2019	MuniFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds — 96.5%

Alaska — 0.6%(a)
Alaska Housing Finance Corp., Series 2009A, RB, VRDN (Wells Fargo Bank NA SBPA), 1.40%, 02/07/19	USD	1,600	$1,600,000

California — 0.2%
Alameda County Joint Powers Authority, FHLB, Letter of Credit 1.74%, 02/06/19		500	500,000

Colorado — 5.7%
City of Colorado Springs Utilities System, Series 2009C, RB, VRDN (Sumitomo Mitsui Banking SBPA), 1.44%, 02/07/19(a)		2,300	2,300,000
Colorado Health Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0667, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.46%, 02/07/19(a)(b)(c)		1,000	1,000,000
Colorado Housing & Finance Authority, Series 2006A-2, RB, VRDN (Federal Home Loan Bank SBPA), 1.60%, 02/07/19(a)		100	100,000
Colorado State Education Loan Program, Series 2018B, TAN, 5.00%, 06/27/19		7,000	7,095,197
County of Arapahoe, Series 2001, RB, VRDN (Freddie Mac LOC), 1.46%, 02/07/19(a)		1,975	1,975,000
Sheridan Redevelopment Agency (South Santa Fe Drive Corridor Redevelopment Project), Series 2011A-1, , VRDN (JP Morgan Chase Bank NA LOC), 1.45%, 02/07/19(a)		1,980	1,980,000

			14,450,197

Connecticut — 4.5%
Connecticut Housing Finance Authority, Series 2016A, Sub-Series A-3, RB, VRDN (Royal Bank of Canada SBPA), 1.43%, 02/07/19(a)		3,855	3,855,000
Town of Colchester, Series 2018, BAN, GO, 3.00%, 10/16/19		2,430	2,446,762
Town of Greenwich, BAN, GO, 3.00%, 01/16/20		3,000	3,038,073
Town of Stratford, BAN, GO, 3.00%, 12/19/19		2,175	2,195,706

			11,535,541

District of Columbia — 0.3%(a)
District of Columbia (Community Connections Real Estate Foundation), Series 2007A, RB, VRDN (Manufacturers & Traders LOC), 1.34%, 02/07/19		900	900,000

Florida — 6.5%(a)
Cape Coral Water & Sewer Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1071, RB, VRDN (Barclays Bank plc LOC), 1.47%, 02/07/19(b)(c)		1,000	1,000,000
City of Gainesville Utilities System, Series 2007A, RB, VRDN (State Street Bank & Trust Co. SBPA), 1.50%, 02/07/19		4,090	4,090,000
City of Gainesville Utilities System, Series 2012B, RB, VRDN (Citibank NA SBPA), 1.50%, 02/07/19		2,600	2,600,000
Escambia County Health Facilities Authority (Azalea Trace, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 1.65%, 02/01/19		7,070	7,070,000
Sarasota County Public Hospital District (Sarasota Memorial Hospital Project), Series 2008B, RB, VRDN (Wells Fargo Bank NA LOC), 1.45%, 02/07/19		1,700	1,700,000

			16,460,000

Georgia — 1.3%(a)
DeKalb County Housing Authority (Clairmont Crest Project), RB, VRDN (Fannie Mae LIQ), 1.45%, 02/07/19		200	200,000

Security		Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia Project), Series 2008B, Sub-Series B, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.60%, 02/07/19	USD	3,145	$3,145,000

			3,345,000

Idaho — 2.3%(a)
Idaho Housing & Finance Association (Traditions at Boise Apartments Project), Series 2011A, RB, VRDN, 1.49%, 02/07/19		5,800	5,800,000

Illinois — 4.2%(a)
Illinois Educational Facilities Authority, Series 1999B, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.50%, 02/07/19		1,690	1,690,000
Illinois Finance Authority (Advocate Health Care Network), Series 2008C, Sub-Series 3-A, RB, VRDN (Northern Trust Co. SBPA), 1.49%, 02/07/19		530	530,000
Illinois Finance Authority (Advocate Health Care Network), Series 2008C-1, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.50%, 02/07/19		5,500	5,500,000
Illinois Finance Authority (Advocate Health Care Network Obligated Group), Series 2008C, Sub-Series C-2B, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.50%, 02/07/19		1,450	1,450,000
Illinois Finance Authority (Young Men’s Christian Association of Metropolitan Chicago), Series 2004, RB, VRDN (BMO Harris Bank NA LOC), 1.50%, 02/07/19		225	225,000
Illinois Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0133, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.47%, 02/07/19(b)(c)		1,280	1,280,000

			10,675,000

Indiana — 3.5%
City of Rockport (AEP Generating Co. Project), Series 1995A, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.43%, 02/07/19(a)		405	405,000
Indiana Finance Authority, Series 2009D, VRDN (Wells Fargo Bank NA LOC), 1.60%, 02/01/19(a)		800	800,000
Indiana Finance Authority (Ascension Health Credit Group), Series 2008E-7, RB, VRDN, 1.45%, 02/07/19(a)		1,350	1,350,000
Indiana Finance Authority (Convention Center Expansion Project), Series 2008, RB, VRDN (BMO Harris Bank NA SBPA), 1.45%, 02/07/19(a)		4,400	4,400,000
Trustees of Indiana University, 1.83%, 02/13/19		2,000	2,000,000

			8,955,000

Iowa — 3.6%(a)
Iowa Finance Authority (CJ Bio America, lnc.), Series 2012, RB, VRDN (Korea Development Bank LOC), 1.81%, 02/07/19(c)		7,300	7,300,000
Iowa Finance Authority (MidAmerican Energy Co.), Series 2016A, RB, VRDN, 1.42%, 02/07/19		1,950	1,950,000

			9,250,000

Kansas — 0.4%(a)(b)(c)
Wyandotte County Kansas USD Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-23, GO, VRDN (Royal Bank of Canada LOC), 1.46%, 02/07/19		1,000	1,000,000

Kentucky — 0.2%(a)(b)(c)
Kentucky Economic Development Financing Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0161, RB, VRDN (Bank of America NA LIQ), 1.59%, 02/07/19		500	500,000

1

Schedule of Investments (unaudited) (continued) January 31, 2019	MuniFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Louisiana — 1.3%(a)
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2008B, RB, VRDN, 1.47%, 02/07/19	USD	400	$400,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2010, RB, VRDN, 1.47%, 02/07/19		2,600	2,600,000
Parish of St Charles (Shell Oil Co. Project), Series 1992B, RB, VRDN, 1.66%, 02/01/19		400	400,000

			3,400,000

Maryland — 5.4%
County of Baltimore (Odyssey School Facility (The)), Series 2001, RB, VRDN (Manufacturers & Traders LOC), 1.34%, 02/07/19(a)		1,065	1,065,000
County of Montgomery, Series 2009A, (JP Morgan Chase Bank NA LIQ), 1.80%, 02/05/19		2,000	2,000,000
County of Montgomery, Series 2009B, (JP Morgan Chase Bank NA LIQ), 1.82%, 02/13/19		2,000	2,000,000
County of Montgomery, Series 2017E, GO, VRDN (US Bank NA SBPA), 1.63%, 02/01/19(a)		1,900	1,900,000
Maryland Economic Development Corp. (Howard Hughes Medical Institute Project), Series 2008A, RB, VRDN, 1.47%, 02/07/19(a)		4,865	4,865,000
Maryland Health & Higher Educational Facilities Authority, Series 2018, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.43%, 02/07/19(a)(c)		2,000	2,000,000

			13,830,000

Massachusetts — 3.1%
City of Pittsfield, BAN, GO, 2.50%, 06/27/19(d)		500	501,750
City of Quincy, BAN, GO, 3.25%, 01/17/20		4,000	4,057,308
Massachusetts Health & Educational Facilities Authority, Series 1997P-2, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.45%, 02/07/19(a)		400	400,000
Massachusetts State Development Finance Agency Tender Option Bond Trust Receipts/Certificates Various States, Series E-126, RB, VRDN (Royal Bank of Canada LOC), 1.46%, 02/07/19(a)(b)(c)		2,000	2,000,000
University of Massachusetts Building Authority, Series 2018A-1, 1.85%, 03/13/19		1,000	1,000,000

			7,959,058

Michigan — 2.9%
Board of Trustees of Michigan State University, Series 2018F, 1.85%, 02/05/19		1,000	1,000,000
Board of Trustees of Michigan State University, Series 2019F, 1.70%, 03/05/19		3,000	3,000,000
Michigan State Building Authority (Facilities Program), Series II-B, RB, VRDN (Citibank NA LOC), 1.50%, 02/07/19(a)		1,255	1,255,000
Michigan State Housing Development Authority, Series 2006C, RB, VRDN (Barclays Bank plc SBPA), 1.45%, 02/07/19(a)		335	335,000
Michigan State University, Series 2000A-1, RB, VRDN (Royal Bank of Canada SBPA), 1.48%, 02/07/19(a)		1,825	1,825,000

			7,415,000

Minnesota — 2.5%(a)
City of Minneapolis (University Gateway Project), Series 2009, RB, VRDN (Wells Fargo Bank NA SBPA), 1.43%, 02/07/19		4,300	4,300,000
County of Hennepin, Series 2018B, GO, VRDN (TD Bank NA SBPA), 1.38%, 02/07/19		2,000	2,000,000

			6,300,000

Mississippi — 3.5%(a)
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010A, RB, VRDN, 1.43%, 02/07/19		8,350	8,350,000

Security		Par (000)	Value

Mississippi (continued)
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010F, RB, VRDN, 1.37%, 02/07/19	USD	200	$200,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010L, RB, VRDN, 1.60%, 02/01/19		300	300,000

			8,850,000

Missouri — 1.3%(a)
City of Kansas (H. Roe Bartle Convention Center Project), Series 2008E, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.49%, 02/07/19		330	330,000
Missouri Health & Education Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series C-16, RB, VRDN (Royal Bank of Canada LOC), 1.49%, 02/07/19(b)(c)		3,000	3,000,000

			3,330,000

Nebraska — 2.0%
Lincoln Nebraska Electric, Series 1995, 1.82%, 02/05/19		2,055	2,055,000
Omaha Public Power District Electric Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2551, RB, VRDN (Citibank NA LIQ), 1.48%, 02/07/19(a)(b)(c)		3,000	3,000,000

			5,055,000

Nevada — 1.9%(a)
City of Reno (Renown Regional Medical Center Obligated Group), Series 2008A, RB, VRDN (Wells Fargo Bank NA LOC), 1.42%, 02/07/19		2,600	2,600,000
City of Reno (Renown Regional Medical Center Project), Series 2008B, RB, VRDN (Union Bank of California LOC), 1.42%, 02/07/19		1,000	1,000,000
County of Clark Department of Aviation (Nevada Airport System), Series 2008D-3, RB, VRDN (Bank of America NA LOC), 1.48%, 02/07/19		1,135	1,135,000

			4,735,000

New Jersey — 0.5%
New Jersey Housing & Mortgage Finance Agency (Camden Townhouses Project), Series 2017F, VRDN, 1.35%, 08/01/19(a)		500	500,000
Somerset County Improvement Authority (Township of Hillsborough Project), Series 2018, 3.00%, 06/06/19		900	903,356

			1,403,356

New York — 9.7%
City of New York, Series 2017A, Sub-Series A-5, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.68%, 02/01/19(a)		900	900,000
Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0572, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.46%, 02/07/19(a)(b)(c)		2,555	2,555,000
New York City Health & Hospital Corp., Series 2008B, RB, VRDN (TD Bank NA LOC), 1.40%, 02/07/19(a)		1,100	1,100,000
New York City Housing Development Corp., Series C-4, RB, VRDN (Wells Fargo Bank NA SBPA), 1.39%, 02/07/19(a)		4,400	4,400,000
New York City Municipal Water Finance Authority, Series 2011FF, Sub-Series FF-2, RB, VRDN (Landesbank Hessen-Thüringen SBPA), 1.64%, 02/01/19(a)		4,300	4,300,000
New York City Transitional Finance Authority Future Tax Secured, Series 1999A, Sub-Series A-1, RB, VRDN (TD Bank NA SBPA), 1.45%, 02/07/19(a)		1,600	1,600,000

2

Schedule of Investments (unaudited) (continued) January 31, 2019	MuniFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured, Series 2014, Sub-Series D-3, RB, VRDN (Mizuho Bank Ltd. SBPA), 1.65%, 02/01/19(a)	USD	600	$600,000
New York City Transitional Finance Authority Future Tax Secured, Series 2018, Sub-Series C-6, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.42%, 02/07/19(a)		1,560	1,560,000
New York City Transitional Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0566, RB, VRDN (Toronto-Dominion Bank LIQ), 1.45%, 02/07/19(a)(b)(c)		800	800,000
New York City Transitional Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2529, RB, VRDN (Citibank NA LIQ), 1.46%, 02/07/19(a)(b)(c)		1,000	1,000,000
New York City Water & Sewer System, Series 2008BB, RB, VRDN (Bank of America NA SBPA), 1.65%, 02/01/19(a)		1,005	1,005,000
New York City Water & Sewer System, Series 2009, Sub-Series BB-1, RB, VRDN (Landesbank Hessen-Thüringen SBPA), 1.63%, 02/01/19(a)		600	600,000
New York City Water & Sewer System, Series 2014AA, Sub-Series AA-1, RB, VRDN (Mizuho Bank Ltd. SBPA), 1.65%, 02/01/19(a)		1,635	1,635,000
New York Power Authority, 1.37%, 02/13/19		2,000	2,000,000
New York State Dormitory Authority, Series 2005B, RB, VRDN (Mizuho Bank Ltd. LOC), 1.48%, 02/07/19(a)		750	750,000

			24,805,000

North Carolina — 0.4%(a)
County of New Hanover, Series 2006, GO, VRDN (Wells Fargo Bank NA SBPA), 1.45%, 02/07/19		995	995,000

Ohio — 3.6%
American Municipal Power, Inc., Series 2018, BAN, 3.00%, 06/27/19		1,500	1,506,564
American Municipal Power, Inc. (Village of Genoa Project), Series 2018, BAN, RB, 3.00%, 12/12/19		120	120,871
American Municipal Power, Inc. (Village of Holiday City Project), Series 2018, BAN, 3.00%, 04/30/19		904	906,057
American Municipal Power, Inc. (Village of Jackson Center Project), Series 2018, BAN, 3.00%, 08/15/19		240	241,274
American Municipal Power, Inc. (Village of Monroeville Project), Series 2018, BAN, 3.00%, 04/25/19		460	461,039
American Municipal Power, Inc. (Village of WoodField Project), Series 2019, BAN, 3.00%, 01/23/20		704	710,135
Berea, Ohio City School District Tender Option Bond Trust Receipts/Certificates Various States, Series G-54, GO, VRDN (Royal Bank of Canada LOC), 1.46%, 02/07/19(a)(b)(c)		1,000	1,000,000
City of Berea, Series 2018, BAN, GO, 2.25%, 03/14/19		1,000	1,000,810
City of Uhrichsville, Series 2018, BAN, GO, 3.00%, 06/26/19		855	858,835
Ohio Air Quality Development Authority (Ohio Valley Electric Corp. Project), Series 2009D, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.42%, 02/07/19(a)		350	350,000
Ohio State Hospital Facility Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0573, RB, VRDN (Toronto-Dominion Bank LIQ), 1.46%, 02/07/19(a)(b)(c)		350	350,000
Village of Oakwood, Series 2018, BAN, GO, 3.13%, 09/19/19		1,000	1,007,259
Village of Woodmere, Series 2018, BAN, GO, 3.00%, 10/02/19		580	583,784

			9,096,628

Security		Par (000)	Value

Pennsylvania — 3.1%(a)
Allegheny County Hospital Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017E-111, RB, VRDN (Royal Bank of Canada LOC), 1.70%, 02/01/19(b)(c)	USD	2,000	$2,000,000
Montgomery County Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2002, RB, VRDN (TD Bank NA SBPA), 1.65%, 02/01/19		3,855	3,855,000
Pennsylvania State Housing Finance Agency Tender Option Bond Trust Receipts/Certificates, Series 2018-XF0721, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.45%, 02/07/19(b)(c)		1,000	1,000,000
Westmoreland County Municipal Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1075, RB, VRDN (Barclays Bank plc LOC), 1.46%, 02/07/19(b)(c)		1,000	1,000,000

			7,855,000

Rhode Island — 0.5%
Rhode Island Health & Educational Building Corp. Tender Option Trust Receips/Certificates, Series 2019-XM0721, RB, VRDN (Wells Fargo Bank NA LIQ), 1.32%, 02/07/19(a)(b)(c)		1,250	1,250,000

South Carolina — 0.6%
City of Columbia, Series 2009, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.43%, 02/07/19(a)		1,600	1,600,000

Tennessee — 0.4%
City of Memphis, Series 2012A, Guarantor - State Street Bank & Trust Co., 1.53%, 03/07/19		1,000	1,000,000

Texas — 12.7%
City of Austin, Series 2008, Sub-Series A, RB, VRDN (Citibank NA LOC), 1.43%, 02/07/19(a)		1,865	1,865,000
City of Garland, Series 2018, (Bank of America NA LOC), 1.78%, 02/04/19		1,000	1,000,000
City of Houston Combined Utility System, Series 2004B-5, RB, VRDN (Wells Fargo Bank NA LOC), 1.43%, 02/07/19(a)		390	390,000
City of San Antonio, Series 2018, Sub-Series A-1, (JP Morgan Chase Bank NA LOC), 1.78%, 02/06/19		1,000	1,000,000
City of San Antonio, Series 2018, Sub-Series A-1, (JP Morgan Chase Bank NA LOC), 1.85%, 03/14/19		2,000	2,000,000
City of San Antonio, Series 2018, Sub-Series A-1, (JP Morgan Chase Bank NA LOC), 1.86%, 03/19/19		2,000	2,000,000
County of Harris, Series E-1, (Landesbank Hessen Thuringen Girozentrale LOC), 1.58%, 03/14/19		2,000	2,000,000
Denton Independent School District, Series 2006B, GO, VRDN (JP Morgan Chase Bank NA SBPA), 1.50%, 02/07/19(a)		2,000	2,000,000
Fort Bend Independent School District, (Methodist Hospital Obligated Group), Series 2018A, (JP Morgan Chase Bank NA Guaranty, 1.82%, 02/06/19		2,500	2,500,000
Harris County Cultural Education Facilities Finance Corp., (Methodist Hospital Obligated Group), Series 2018C-1, 1.80%, 02/01/19		3,000	3,000,000
Harris County Cultural Education Facilities Finance Corp., (Methodist Hospital Obligated Group), Series 2019C-1, 1.65%, 05/13/19		2,000	2,000,000
Leander Texas Independent School District Tender Option Bond Trust Receipts/Certificates Various States, Series G-62, GO, VRDN (Royal Bank of Canada LOC), 1.46%, 02/07/19(a)(b)(c)		2,000	2,000,000
Port of Arthur Navigation District Industrial Development Corp. (Total Petrochemicals USA, Inc. Project), Series 2010A, RB, VRDN, 1.50%, 02/07/19(a)		1,000	1,000,000
Port of Port Arthur Navigation District (ATOFINA Petrochemicals, Inc.), Series 2002C, RB, VRDN, 1.50%, 02/07/19(a)		1,500	1,500,000
San Antonio Electric and Gas, Series 2018B, 1.85%, 03/06/19		1,000	1,000,000
State of Texas, Series 2018, TAN, 4.00%, 08/29/19		7,000	7,077,811

			32,332,811

3

Schedule of Investments (unaudited) (continued) January 31, 2019	MuniFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Utah — 0.2%(a)
County of Weber (IHC Health Services, Inc.), Series 2000A, RB, VRDN (Bank of New York Mellon SBPA), 1.65%, 02/01/19	USD	400	$400,000

Virginia — 0.4%(a)
Hampton Roads Transport Accountant Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0606, RB, VRDN (Bank of America NA LIQ), 1.45%, 02/07/19(b)(c)		700	700,000
Loudoun County Economic Development Authority (Howard Hughes Medical Institute Project), Series 2003F, RB, VRDN, 1.47%, 02/07/19		450	450,000

			1,150,000

Washington — 3.4%(a)
Vancouver Housing Authority, RB, VRDN (Freddie Mac LIQ), 1.45%, 02/07/19		200	200,000
Washington State Housing Finance Commission, Series 2016VR-1N, RB, VRDN (State Street Bank & Trust Co. SBPA), 1.43%, 02/07/19		5,000	5,000,000
Washington State Housing Finance Commission (Living Care Center Project), Series 2000, RB, VRDN (Wells Fargo Bank NA LOC), 1.51%, 02/07/19		660	660,000
Washington State Housing Finance Commission (Panorama Project), Series 2008, RB, VRDN (Wells Fargo Bank NA LOC), 1.45%, 02/07/19		200	200,000
Washington State Tender Options Bond, Trust Receipts/Certificates Various States, Series 2016-XL0007, RB, VRDN (Barclays Bank plc LIQ), 1.58%, 02/07/19(b)(c)		1,500	1,500,000
Washington State War Veterans, 5.00%, 02/01/20		1,000	1,032,489

			8,592,489

Wisconsin — 3.0%(a)
Wisconsin Housing & Economic Development Authority, Series 2015C, RB, VRDN (Royal Bank of Canada SBPA), 1.43%, 02/07/19		360	360,000
Wisconsin Housing & Economic Development Authority, Series 2017C-4, RB, VRDN (Federal Home Loan Bank SBPA), 1.54%, 02/07/19		7,355	7,355,000

			7,715,000

Wyoming — 0.8%(a)
County of Uinta (Chevron USA, Inc. Project), Series 1993, RB, VRDN, 1.60%, 02/01/19		2,100	2,100,000

Total Municipal Bonds — 96.5% (Cost: $246,140,080)			246,140,080

Security		Par (000)	Value
Closed-End Investment Companies — 3.6%

New York — 2.0%(a)
Nuveen AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, (Sumitomo Mitsui Banking LOC), 1.52%, 02/07/19	USD	700	$700,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2010, VRDP, (Citibank NA LIQ), 1.49%, 02/07/19		1,500	1,500,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, (Toronto-Dominion Bank LIQ), 1.47%, 02/07/19		3,000	3,000,000

			5,200,000

Other — 1.6%(a)
Nuveen AMT-Free Quality Municipal Income Fund, Series 2013, VRDP, (Citibank NA LIQ), 1.51%, 02/07/19		4,000	4,000,000

Total Closed-End Investment Companies — 3.6% (Cost: $9,200,000)			9,200,000

Total Investments — 100.1% (Cost: $255,340,080)(e)			255,340,080

Liabilities in Excess of Other Assets — (0.1)%			(263,306)

Net Assets — 100.0%			$255,076,774

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Cost for U.S. federal income tax purposes.

4

Schedule of Investments (unaudited) (continued) January 31, 2019	MuniFund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$255,340,080	$—	$255,340,080

(a)	See above Schedule of Investments for values in each state.

During the period ended January 31, 2019, there were no transfers between levels.

5

Schedule of Investments (unaudited) January 31, 2019	New York Money Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds — 96.0%

New York — 96.0%
Albany Industrial Development Agency (Corning Preserve/Hudson Riverfront Development Project), Series 2002, RB, VRDN (Keybank NA LOC), 1.60%, 02/07/19(a)	USD	635	$635,000
Amherst Development Corp. (Asbury Pointe, Inc. Project), Series 2011A, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.48%, 02/07/19(a)		1,795	1,795,000
City of New York, Series 2012G, Sub-Series G-4, GO, VRDN (Citibank NA LOC), 1.48%, 02/07/19(a)		200	200,000
City of New York, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018E-118, GO, VRDN (Royal Bank of Canada LOC), 1.70%, 02/01/19(a)(b)(c)		2,000	2,000,000
County of Onondaga (Syracuse University Project), Series 2010A, RB, VRDN (Wells Fargo Bank NA LOC), 1.39%, 02/07/19(a)		800	800,000
East Rochester Housing Authority (Park Ridge Nursing Home, Inc. Project), Series 2008, RB, VRDN (M&T Bank LOC), 1.48%, 02/07/19(a)		2,000	2,000,000
Franklin County Civic Development Corp. (Alice Hyde Medical Center Project), Series 2013A, RB, VRDN (HSBC Bank USA NA LOC), 1.46%, 02/07/19(a)		1,130	1,130,000
Hudson YDS Infrastructure Corp. New York Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0550, RB, VRDN (Toronto-Dominion Bank LIQ), 1.48%, 02/07/19(a)(b)(c)		1,200	1,200,000
Metropolitan Transportation Authority, Series 2005D, Sub-Series D-2, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.60%, 02/01/19(a)		645	645,000
Metropolitan Transportation Authority, Series A-1, RB, VRDN (TD Bank NA LOC), 1.62%, 02/01/19(a)		1,100	1,100,000
Metropolitan Transportation Authority, Sub-Series 2002B-1, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.43%, 02/07/19(a)		700	700,000
Nassau County, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-5, GO, VRDN (Royal Bank of Canada LOC), 1.46%, 02/07/19(a)(b)(c)		2,100	2,100,000
Nassau Health Care Corp., Series 2009, Sub-Series B-1, RB, VRDN (TD Bank NA LOC), 1.47%, 02/07/19(a)		600	600,000
Nassau Health Care Corp. (Nassau County Guaranteed), Series 2009C, Sub-Series C-2, RB, VRDN (Wells Fargo Bank NA LOC), 1.46%, 02/07/19(a)		900	900,000
New York City Health & Hospital Corp. (HHC Capital Corp.), Series 2008C, RB, VRDN (TD Bank NA LOC), 1.47%, 02/07/19(a)		900	900,000
New York City Housing Development Corp., Series 2006A, RB, VRDN (Fannie Mae LOC), 1.47%, 02/07/19(a)		125	125,000
New York City Housing Development Corp., Series 2008A, RB, VRDN (Freddie Mac LOC), 1.47%, 02/07/19(a)		100	100,000
New York City Housing Development Corp., Series 2009A, RB, VRDN (Freddie Mac LOC), 1.40%, 02/07/19(a)		450	450,000
New York City Housing Development Corp., Series A, RB, VRDN (Fannie Mae LOC), 1.40%, 02/07/19(a)		600	600,000

Security		Par (000)	Value
New York (continued)
New York City Housing Development Corp. (Sustainable Neighborhood Bonds), Series 2017G-3, RB, VRDN (Wells Fargo Bank NA SBPA), 1.43%, 02/07/19(a)	USD	2,500	$2,500,000
New York City Municipal Water Finance Authority, Series 2011FF, Sub-Series FF-2, RB, VRDN (Landesbank Hessen-Thüringen SBPA), 1.64%, 02/01/19(a)		100	100,000
New York City Transitional Finance Authority Future Tax Secured, Series 2013A, Sub-Series A-4, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.63%, 02/01/19(a)		700	700,000
New York City Transitional Finance Authority Future Tax Secured, Series 2013C, Sub-Series C-5, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.42%, 02/07/19(a)		300	300,000
New York City Transitional Finance Authority Future Tax Secured, Series 2014, Sub-Series D-3, RB, VRDN (Mizuho Bank Ltd. SBPA), 1.65%, 02/01/19(a)		700	700,000
New York City Transitional Finance Authority Future Tax Secured, Series 2019, Sub-Series B-4, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.63%, 02/01/19(a)		500	500,000
New York City Water & Sewer System, Series 2014AA, Sub-Series AA-3, RB, VRDN (TD Bank NA SBPA), 1.62%, 02/01/19(a)		200	200,000
New York Power Authority, Series 2019A2, 1.37%, 02/13/19		1,900	1,900,033
New York State Dormitory Authority, Series 2002A2, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.42%, 02/07/19(a)		1,200	1,200,000
New York State Dormitory Authority, Series 2005B, RB, VRDN (Mizuho Bank Ltd. LOC), 1.48%, 02/07/19(a)		800	800,000
New York State Dormitory Authority, Series 2006, RB, VRDN (Fannie Mae LOC), 1.39%, 02/07/19(a)		695	695,000
New York State Dormitory Authority, Series 2008A-1, RB, VRDN (Bank of America NA LOC), 1.35%, 02/07/19(a)		625	625,000
New York State Dormitory Authority (St John’s University), Series 2008B-1, RB, VRDN (Bank of America NA LOC), 1.40%, 02/07/19(a)		1,645	1,645,000
New York State Dormitory Authority (Trustees of Columbia University), Series 2003B, RB, VRDN, 1.14%, 02/07/19(a)		650	650,000
New York State Dormitory Authority (Trustees of Columbia University), Series 2009A, RB, VRDN, 1.15%, 02/07/19(a)		2,500	2,500,000
New York State Dormitory Authority (University of Rochester), Series 2003A, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.63%, 02/01/19(a)		490	490,000
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.), Series 2005A, Sub-Series A-2, RB, VRDN (Mizuho Bank Ltd. LOC), 1.47%, 02/07/19(a)		300	300,000
New York State Housing Finance Agency, Series 2009A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.64%, 02/01/19(a)		1,500	1,500,000
New York State Housing Finance Agency, Series 2014A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.64%, 02/01/19(a)		1,000	1,000,000
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2008A, RB, VRDN (Freddie Mac LOC), 1.41%, 02/07/19(a)		2,100	2,100,000

1

Schedule of Investments (unaudited) (continued) January 31, 2019	New York Money Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
New York (continued)
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2010A, RB, VRDN (Freddie Mac LOC), 1.41%, 02/07/19(a)	USD	400	$400,000
New York State Housing Finance Agency (Barclay Street Realty LLC), Series 2004A, RB, VRDN (Fannie Mae LOC), 1.45%, 02/07/19(a)		2,500	2,500,000
New York State Housing Finance Agency (Clinton Park Development LLC), Series 2010A, RB, VRDN (Freddie Mac LIQ), 1.38%, 02/07/19(a)		300	300,000
New York State Housing Finance Agency (Historic Front Street Housing), Series 2003A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.50%, 02/07/19(a)		850	850,000
New York State Housing Finance Agency (River Terrace Associates LLC), Series 2004A, RB, VRDN (Fannie Mae LOC), 1.47%, 02/07/19(a)		400	400,000
New York State Urban Development Corp. (State Facilities & Equipment), Series 2004A-3-D, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.43%, 02/07/19(a)		1,600	1,600,000
Oneida County Industrial Development Agency (Mohawk Valley Community College Dormitory Corp. Project), Series 2004 A, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.48%, 02/07/19(a)		2,600	2,600,000
Rensselaer County Industrial Development Agency (Sage Colleges (The)), Series 2002A, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.48%, 02/07/19(a)		1,590	1,590,000
Syracuse Industrial Development Agency (Syracuse University Project), Series 2005B, RB, VRDN (U.S. Bank NA LOC), 1.35%, 02/07/19(a)		1,265	1,265,000
Syracuse Industrial Development Agency (Syracuse University Project), Series 2008A-1, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.58%, 02/01/19(a)		500	500,000
Triborough Bridge & Tunnel Authority, Series 2001C, RB, VRDN (State Street Bank & Trust Co. LOC), 1.62%, 02/01/19(a)		600	600,000
Triborough Bridge & Tunnel Authority, Series 2002F, RB, VRDN (Citibank NA LOC), 1.59%, 02/01/19(a)		500	500,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2005, Sub-Series B-2, VRDN (Citibank NA LOC), 1.59%, 02/01/19(a)		1,200	1,200,000
Westchester County Industrial Development Agency (Mercy College Project), Series 2005B, RB, VRDN (TD Bank NA LOC), 1.43%, 02/07/19(a)		400	400,000
Westchester County Industrial Development Agency (Northern Westchester Hospital Association), Series 2004, RB, VRDN (TD Bank NA LOC), 1.42%, 02/07/19(a)		185	185,000

Total Municipal Bonds — 96.0% (Cost: $53,275,000)			53,275,033

Security		Par (000)	Value

Closed-End Investment Companies — 0.9%

New York — 0.9%(a)
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2010, VRDP, (Citibank NA LIQ), 1.49%, 02/07/19	USD	500	$500,000

Total Closed-End Investment Companies — 0.9% (Cost: $500,000)			500,000

Total Investments — 96.9% (Cost: $53,775,000)(d)			53,775,033

Other Assets Less Liabilities — 3.1%			1,730,344

Net Assets — 100.0%			$55,505,377

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Cost for U.S. federal income tax purposes.

2

Schedule of Investments (unaudited) (continued) January 31, 2019	New York Money Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$53,775,033	$—	$53,775,033

(a)	See above Schedule of Investments for values in each state.

During the period ended January 31, 2019, there were no transfers between levels.

3

Schedule of Investments (unaudited) January 31, 2019	TempCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Certificates of Deposit — 24.0%

Domestic — 0.3%(a)
Wells Fargo Bank NA, (LIBOR USD 3 Month + 0.21%), 2.98%, 04/23/19	USD	17,000	$17,010,158

Euro — 2.5%
Credit Industriel et Commercial(b):
2.53%, 03/01/19		60,000	59,883,020
2.90%, 08/01/19		60,000	59,161,932
KBC Bank NV, 2.70%, 02/19/19		40,000	40,002,212

			159,047,164

Yankee — 21.2%(c)
Bank of Montreal, Chicago:
(LIBOR USD 1 Month + 0.15%), 2.66%, 03/12/19(a)		50,000	50,009,248
2.80%, 04/08/19		40,000	40,016,700
(LIBOR USD 1 Month + 0.18%), 2.69%, 05/09/19(a)		45,000	44,998,800
(LIBOR USD 1 Month + 0.40%), 2.92%, 12/10/19(a)		55,000	55,072,993
(LIBOR USD 1 Month + 0.42%), 2.93%, 01/17/20(a)		40,000	40,056,989
Bank of Nova Scotia, Houston:
(Secured Overnight Funding Rate + 0.43%), 2.83%, 05/16/19(a)		35,000	35,004,836
(LIBOR USD 1 Month + 0.34%), 2.85%, 08/20/19		30,000	30,019,500
BNP Paribas SA, New York(a):
(LIBOR USD 1 Month + 0.25%), 2.76%, 02/12/19		50,000	50,005,490
(LIBOR USD 3 Month + 0.08%), 2.87%, 04/04/19		20,000	19,998,469
(LIBOR USD 3 Month + 0.10%), 2.90%, 07/08/19		60,000	59,999,684
Canadian Imperial Bank of Commerce, New York:
(LIBOR USD 1 Month + 0.16%), 2.68%, 04/10/19(a)		35,000	35,000,631
(LIBOR USD 1 Month + 0.30%), 2.81%, 07/25/19(a)		35,000	35,016,476
3.08%, 10/28/19		25,000	25,052,719
(LIBOR USD 1 Month + 0.40%), 2.90%, 12/30/19(a)		25,000	25,038,480
Credit Industriel et Commercial, New York:
(LIBOR USD 1 Month + 0.25%), 2.77%, 02/08/19		25,000	25,001,865
(LIBOR USD 1 Month + 0.27%), 2.79%, 05/08/19(a)		40,000	39,999,987
Dexia Credit Local SA, New York(a):
(LIBOR USD 1 Month + 0.18%), 2.70%, 04/08/19		40,000	40,005,960
(LIBOR USD 1 Month + 0.20%), 2.72%, 09/25/19		40,000	40,000,000
Mitsubishi UFJ Trust & Banking Corp., New York(a):
(LIBOR USD 1 Month + 0.27%), 2.78%, 03/15/19		30,000	30,004,069
(LIBOR USD 1 Month + 0.32%), 2.83%, 05/07/19		55,000	55,024,456
Mizuho Bank Ltd., New York:
2.82%, 03/14/19		20,000	20,007,485
(LIBOR USD 3 Month + 0.11%), 2.93%, 03/25/19(a)		29,000	29,001,224
MUFG Bank Ltd., New York, 2.83%, 04/22/19(d)		50,000	50,019,571
Oversea-Chinese Banking Corp. Ltd., New York, 2.60%, 04/30/19		50,000	49,997,766
Royal Bank of Canada, New York(a):
(LIBOR USD 1 Month + 0.20%), 2.72%, 05/01/19		35,000	35,008,822
(LIBOR USD 1 Month + 0.31%), 2.82%, 08/16/19		30,000	30,014,517

Security		Par (000)	Value

Yankee (continued)
Sumitomo Mitsui Banking Corp, New York:
2.75%, 03/04/19	USD	40,000	$40,009,224
(LIBOR USD 1 Month + 0.32%), 2.84%, 05/02/19(a)		50,000	50,017,962
2.74%, 05/10/19		54,000	54,015,756
Sumitomo Mitsui Trust Bank Ltd., New York, 2.80%, 04/24/19		50,000	50,018,734
Svenska Handelsbanken, New York(a):
(LIBOR USD 1 Month + 0.30%), 2.81%, 08/06/19		25,000	25,011,279
(LIBOR USD 1 Month + 0.37%), 2.88%, 12/06/19		35,000	35,036,403
Toronto-Dominion Bank, New York:
(LIBOR USD 1 Month + 0.40%), 2.91%, 04/23/19(a)		24,000	24,017,417
2.80%, 04/29/19		49,500	49,528,607
2.73%, 05/10/19 - 06/14/19		40,250	40,256,694
2.75%, 05/14/19		11,000	11,002,136

			1,368,290,949

Total Certificates of Deposit — 24.0% (Cost: $1,543,784,254)			1,544,348,271

Commercial Paper — 43.0%
Antalis SA, 2.89%, 03/29/19(b)		50,000	49,794,166
Atlantic Asset Securitization LLC, 2.42%, 02/01/19(b)		19,549	19,547,697
Bank of Nova Scotia (The):
(LIBOR USD 1 Month + 0.19%), 2.70%, 03/19/19(a)		25,000	25,006,039
(LIBOR USD 1 Month + 0.20%), 2.72%, 05/01/19(a)		34,000	34,008,570
2.87%, 05/30/19(b)		15,000	14,866,670
Barclays Bank plc, 2.40%, 02/01/19(b)		185,000	184,987,894
Bedford Row Funding Corp.(a):
(LIBOR USD 3 Month + 0.14%), 2.78%, 06/19/19		30,000	30,012,060
(LIBOR USD 1 Month + 0.22%), 2.72%, 08/26/19		23,500	23,486,089
(LIBOR USD 1 Month + 0.22%), 2.73%, 09/05/19		40,000	39,998,710
(LIBOR USD 1 Month + 0.36%), 2.87%, 01/08/20		40,000	40,031,716
Bennington Stark Capital Co. LLC, 2.50%, 02/06/19(b)(d)		79,201	79,168,145
Canadian Imperial Bank of Commerce, (LIBOR USD 1 Month + 0.20%), 2.72%, 05/02/19(a)		25,000	25,006,340
Chariot Funding LLC:
2.80%, 05/14/19(b)		50,000	49,599,444
(LIBOR USD 1 Month + 0.25%), 2.76%, 08/15/19(a)		42,000	42,012,499
Commonwealth Bank of Australia, (LIBOR USD 3 Month + 0.60%), 3.08%, 12/19/19(a)(d)		25,000	25,089,320
CRC Funding LLC, 2.82%, 04/08/19(b)		50,000	49,755,171
Crown Point Capital Co. LLC(d):
2.90%, 03/15/19		50,000	50,019,987
2.88%, 04/15/19		75,000	75,030,742
2.84%, 04/29/19		62,000	62,014,611
Federation des Caisses Desjardins du Quebec(a):
(LIBOR USD 3 Month + 0.13%), 2.44%, 05/21/19		22,000	22,004,454
(LIBOR USD 1 Month + 0.30%), 2.81%, 06/18/19		6,000	6,002,705

1

Schedule of Investments (unaudited) (continued) January 31, 2019	TempCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Paper (continued)
Federation des Caisses Desjardins du Quebec (continued)
(LIBOR USD 1 Month + 0.22%), 2.73%, 08/13/19	USD	30,000	$30,000,084
(LIBOR USD 1 Month + 0.22%), 2.73%, 08/16/19		34,000	33,999,807
Glencove Funding DAC, 2.94%, 06/11/19(b)(d)		40,000	39,594,191
HSBC Bank plc, (LIBOR USD 3 Month + 0.21%), 2.98%, 04/17/19(a)		14,000	14,005,736
ING US Funding LLC(a):
(LIBOR USD 1 Month + 0.32%), 2.83%, 02/08/19		15,000	15,001,331
(LIBOR USD 1 Month + 0.27%), 2.78%, 03/06/19		35,000	35,009,393
(LIBOR USD 1 Month + 0.37%), 2.88%, 10/04/19		58,000	58,052,807
Lexington Parker Capital Co. LLC(b):
2.50%, 02/05/19		100,000	99,965,653
2.50%, 02/06/19		100,000	99,958,733
Liberty Street Funding LLC(b):
2.82%, 04/03/19		50,000	49,774,819
2.77%, 04/15/19		50,000	49,727,947
2.76%, 05/20/19		25,000	24,793,506
Macquarie Bank Ltd.(b):
2.76%, 02/14/19		29,000	28,972,640
2.65%, 03/21/19		46,500	46,337,594
National Australia Bank Ltd., (LIBOR USD 1 Month + 0.25%), 2.77%, 04/02/19(a)		30,000	30,011,136
National Securities Clearing Corp.(b):
2.53%, 03/27/19		14,000	13,945,886
2.95%, 06/12/19		32,000	31,681,088
3.20%, 12/12/19		30,000	29,226,413
Old Line Funding LLC, (LIBOR USD 1 Month + 0.39%), 2.89%, 04/29/19(a)		15,000	15,010,706
Oversea-Chinese Banking Corp. Ltd.:
2.83%, 03/25/19(b)		30,990	30,874,206
(LIBOR USD 1 Month + 0.16%), 2.68%, 04/11/19(a)		48,000	48,008,271
(LIBOR USD 3 Month + 0.17%), 2.94%, 04/23/19(a)		12,000	12,001,221
3.09%, 10/18/19(b)		45,000	44,090,000
Ridgefield Funding Co. LLC, 2.94%, 03/18/19(b)(d)		50,000	49,836,253
Royal Bank of Canada, (Secured Overnight Funding Rate + 0.51%), 2.91%, 01/09/20(a)		50,000	49,999,458
Societe Generale SA, 2.44%, 02/01/19(b)		100,000	99,993,300
Starbird Funding Corp., 3.04%, 06/03/19(b)		40,000	39,610,637
Sumitomo Mitsui Trust Bank Ltd.(b):
2.86%, 03/19/19		35,000	34,885,307
2.73%, 03/20/19		20,000	19,933,013
Thunder Bay Funding LLC:
(LIBOR USD 1 Month + 0.39%), 2.89%, 04/26/19(a)(d)		25,000	25,017,624
2.95%, 06/03/19(b)		14,000	13,869,654
Total Capital SA, 2.40%, 02/05/19(b)		275,000	274,908,601
Toyota Motor Finance Netherlands BV, (LIBOR USD 3 Month + 0.10%), 2.68%, 04/30/19(a)		25,000	25,005,865
UBS AG(a):
(LIBOR USD 3 Month + 0.32%), 2.98%, 05/28/19(d)		48,835	48,855,691
(LIBOR USD 1 Month + 0.42%), 2.93%, 06/19/19		30,000	30,022,779

Security		Par (000)	Value

Commercial Paper (continued)
UBS AG (continued)
(LIBOR USD 1 Month + 0.40%), 2.92%, 07/02/19	USD	50,000	$50,031,184
(LIBOR USD 3 Month + 0.20%), 2.97%, 07/23/19		30,000	29,999,907
(LIBOR USD 3 Month + 0.18%), 2.72%, 08/01/19		35,000	34,996,630
(LIBOR USD 3 Month + 0.32%), 3.14%, 12/19/19		29,000	28,999,834
United Overseas Bank Ltd., 2.54%, 03/18/19(b)		21,000	20,932,622
Westpac Banking Corp.(a):
(LIBOR USD 3 Month + 0.22%), 3.03%, 04/03/19		10,000	10,002,931
(LIBOR USD 1 Month + 0.02%), 2.69%, 08/19/19		20,000	19,995,317
(LIBOR USD 1 Month + 0.30%), 2.81%, 01/10/20		40,000	40,018,284

Total Commercial Paper — 43.0% (Cost: $2,773,856,720)			2,774,401,088

Time Deposits — 7.1%
ABN AMRO Bank NV, 2.40%, 02/01/19		200,000	200,000,000
ANZ Bank New Zealand Ltd., 2.40%, 02/01/19		95,000	95,000,000
Credit Agricole Corporate and Investment Bank SA, 2.37%, 02/01/19		14,700	14,700,000
Landesbank Hessen-Thuringen Girozentrale, 2.45%, 02/01/19		45,000	45,000,000
Standard Chartered Bank, 2.42%, 02/01/19		100,000	100,000,000

Total Time Deposits — 7.1% (Cost: $454,700,000)			454,700,000

Total Repurchase Agreements — 23.7% (Cost: $1,523,500,000)			1,523,500,000

Total Investments — 97.8% (Cost: $6,295,840,974)(e)			6,296,949,359

Other Assets Less Liabilities — 2.2%			144,260,438

Net Assets — 100.0%			$6,441,209,797

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Rates are discount rates or a range of discount rates as of period end.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Cost for U.S. federal income tax purposes.

2

Schedule of Investments (unaudited) (continued) January 31, 2019	TempCash

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Barclays Bank plc	2.51	%(a)	01/31/19	02/01/19	$38,000	$38,000	$38,002,649	Corporate/Debt Obligations, 4.57% to 5.08%, due 02/01/29 to 01/27/30	$39,652,978	$39,900,001
	2.54	(a)	01/31/19	02/01/19	13,000	13,000	13,000,917	Corporate/Debt Obligations, 4.43% to 4.50%, due 04/28/21 to 01/23/30	13,224,399	13,650,000
	2.74	(a)	01/31/19	02/01/19	15,000	15,000	15,001,142	Corporate/Debt Obligations, 2.38% to 7.13%, due 01/15/20 to 03/01/39	15,359,265	15,750,001
	2.94	(b)	01/31/19	05/07/19	13,000	13,000	13,101,920	Corporate/Debt Obligation, 4.43%, due 01/23/30	13,251,853	13,650,001

Total Barclays Bank plc						$79,000				$82,950,003

BNP Paribas SA	2.49	(a)	01/31/19	02/01/19	11,000	11,000	11,000,761	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 2.68% to 8.51%, due 03/18/19 to 11/15/48	38,090,703	12,659,249
	2.50		01/31/19	02/01/19	29,000	29,000	29,002,014	U.S. Treasury Obligations, 2.50% to 2.63%, due 12/31/23 to 01/31/24	29,405,200	29,580,024

Total BNP Paribas SA						$40,000				$42,239,273

Citigroup Global Markets, Inc.	2.44	(a)	01/31/19	02/01/19	12,000	12,000	12,000,813	U.S. Treasury Obligation, 3.38%, due 05/15/44	11,476,300	12,240,104
	2.55	(c)	01/31/19	02/01/19	115,000	115,000	115,008,146	U.S. Treasury Obligations, 1.38% to 4.63%, due 07/15/19 to 02/15/40	100,170,317	117,300,009
	3.08	(b)	01/31/19	04/07/19	20,500	20,500	20,615,578	Corporate/Debt Obligations, 2.88% to 3.51%, due 07/15/36 to 10/28/64	43,303,465	21,935,001
	3.08	(b)	01/31/19	04/05/19	38,000	38,000	38,208,316	Corporate/Debt Obligations, 2.88% to 3.51%, due 07/15/36 to 10/28/64	80,269,836	40,660,001

Total Citigroup Global Markets, Inc.						$185,500				$192,135,115

Credit Agricole Corporate & Investment Bank SA	2.57		01/31/19	02/01/19	50,000	50,000	50,003,569	U.S. Government Sponsored Agency Obligations, 4.00%, due 09/01/42 to 07/01/47	67,466,766	51,500,000
Credit Suisse AG	2.55		01/31/19	02/01/19	425,000	425,000	425,030,104	U.S. Treasury Obligations, 0.00% to 3.13%, due 02/28/19 to 02/15/43	436,728,500	433,500,004
Credit Suisse Securities USA LLC	2.96	(b)	01/31/19	03/08/19	5,000	5,000	5,014,819	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 8.63%, due 10/01/20 to 02/12/51	2,290,285,880	5,750,000

3

Schedule of Investments (unaudited) (continued) January 31, 2019	TempCash

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
HSBC Securities USA, Inc.	2.51	%(a)	01/31/19	02/01/19	$26,500	$26,500	$26,501,848	Corporate/Debt Obligations, 2.80% to 5.94%, due 01/07/22 to 02/01/46	$28,929,366	$27,825,000
	2.59	(a)	01/31/19	02/01/19	23,500	23,500	23,501,691	Corporate/Debt Obligations, 1.47% to 7.13%, due 04/15/20 to 12/31/49	25,735,370	25,850,000

Total HSBC Securities USA, Inc.						$50,000				$53,675,000

JP Morgan Securities LLC	2.51	(a)	01/31/19	02/01/19	8,000	8,000	8,000,558	Corporate/Debt Obligations, 0.00%, due 02/28/19 to 04/23/19	8,447,043	8,400,000
	2.57	(a)	01/31/19	02/01/19	1,000	1,000	1,000,071	U.S. Government Sponsored Agency Obligations, 1.91% to 3.50%, due 12/25/48 to 11/17/50	6,005,880	1,070,000
	2.57		01/31/19	02/01/19	350,000	350,000	350,024,986	U.S. Government Sponsored Agency Obligations, 2.50% to 8.00%, due 03/20/28 to 01/20/49	466,165,632	357,000,000
	2.91		11/13/18	02/13/19	15,000	15,000	15,111,550	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 7.63%, due 04/01/19 to 07/15/77	153,008,014	16,288,073
	3.24	(b)	01/31/19	05/03/19	1,000	1,000	1,008,274	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 1.72% to 3.87%, due 06/05/20 to 05/25/46	70,835,463	1,143,686

Total JP Morgan Securities LLC						$375,000				$383,901,759

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.79	(b)	01/31/19	03/08/19	15,000	15,000	15,041,850	U.S. Government Sponsored Agency Obligation, 8.51%, due 09/25/28	15,674,837	18,000,001
	3.09	(b)	01/31/19	04/07/19	38,000	38,000	38,215,270	Corporate/Debt Obligations, 5.10% to 6.71%, due 06/01/33 to 06/01/46	45,569,484	43,528,310

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$53,000				$61,528,311

Mizuho Securities USA LLC	3.05	(b)	01/31/19	03/08/19	50,000	50,000	50,152,444	Corporate/Debt Obligations, 2.31% to 4.65%, due 08/15/27 to 09/25/43	54,663,641	53,500,000
RBC Capital Markets LLC	2.47	(a)	01/31/19	02/01/19	2,000	2,000	2,000,137	U.S. Government Sponsored Agency Obligations, 0.00% to 3.61%, due 07/15/25 to 08/20/65	13,459,772	2,088,476
Scotia Capital USA, Inc.	2.59	(a)	01/31/19	02/01/19	5,000	5,000	5,000,360	Corporate/Debt Obligations, 1.75% to 4.40%, due 05/30/19 to 10/17/23	5,116,518	5,250,180
TD Securities USA LLC	2.51	(a)	01/31/19	02/01/19	3,000	3,000	3,000,209	Corporate/Debt Obligations, 2.50% to 3.30%, due 05/17/21 to 01/11/22	3,127,570	3,150,000

4

Schedule of Investments (unaudited) (continued) January 31, 2019	TempCash

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Wells Fargo Securities LLC	2.54	%(a)	01/31/19	02/01/19	$80,000	$80,000	$80,005,645	Corporate/Debt Obligations, 2.97% to 5.79%, due 09/15/21 to 04/25/56	$85,228,846	$85,600,000
	2.58		01/31/19	02/01/19	42,000	42,000	42,003,010	U.S. Treasury Obligation, 0.00%, due 05/02/19	43,098,800	42,840,078
	2.58	(c)	01/31/19	02/01/19	35,000	35,000	35,002,508	U.S. Treasury Obligations, 0.00% to 8.75%, due 02/15/19 to 11/15/48	35,242,168	35,700,000
	2.59		01/31/19	02/01/19	21,000	21,000	21,001,511	U.S. Government Sponsored Agency Obligation, 4.50%, due 08/20/48	20,903,953	21,420,001
	3.00		01/09/19	04/09/19	12,000	12,000	12,090,000	U.S. Government Sponsored Agency Obligations, 3.19% to 3.61%, due 07/25/43 to 12/15/49	15,931,319	12,840,000
	3.14		12/04/18	03/04/19	11,000	11,000	11,086,350	Corporate/Debt Obligation, 0.00%, due 03/08/19	11,584,104	11,550,000

Total Wells Fargo Securities LLC						$201,000				$209,950,079

						$1,523,500				$1,581,118,200

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$6,296,949,359	$—	$6,296,949,359

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2019, there were no transfers between levels.

5

Schedule of Investments (unaudited) January 31, 2019	TempFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Certificates of Deposit — 26.1%

Euro — 4.2%
Credit Industriel et Commercial(a):
2.53%, 03/01/19	USD	150,000	$149,707,551
2.90%, 08/01/19		125,000	123,254,025
KBC Bank NV, 2.70%, 02/19/19		100,000	100,005,530
Mizuho Bank Ltd., 2.94%, 03/13/19		125,000	125,059,900

			498,027,006

Yankee — 21.9%(c)
Bank of Montreal, Chicago:
2.80%, 04/08/19		120,000	120,050,101
(LIBOR USD 1 Month + 0.20%), 2.71%, 05/07/19(b)		23,000	23,005,393
(LIBOR USD 1 Month + 0.18%), 2.69%, 05/09/19(b)		110,000	109,997,065
(LIBOR USD 1 Month + 0.40%), 2.92%, 12/10/19(b)		150,000	150,199,073
Bank of Nova Scotia, Houston:
(Secured Overnight Funding Rate + 0.43%), 2.83%, 05/16/19(b)		125,000	125,017,271
(LIBOR USD 1 Month + 0.34%), 2.85%, 08/20/19(b)		70,000	70,045,498
BNP Paribas SA, New York(b):
(LIBOR USD 3 Month + 0.08%), 2.87%, 04/04/19		80,000	79,993,876
(LIBOR USD 3 Month + 0.10%), 2.90%, 07/08/19		130,000	129,999,316
Canadian Imperial Bank of Commerce, New York:
(LIBOR USD 1 Month + 0.16%), 2.68%, 04/10/19(b)		120,000	120,002,164
(LIBOR USD 1 Month + 0.30%), 2.83%, 06/10/19(b)		100,000	100,045,068
(LIBOR USD 1 Month + 0.30%), 2.81%, 07/25/19(b)		100,000	100,047,074
3.08%, 10/28/19		122,500	122,758,325
Credit Industriel et Commercial, New York(b):
(LIBOR USD 1 Month + 0.27%), 2.79%, 05/08/19		125,000	124,999,959
(LIBOR USD 1 Month + 0.32%), 2.83%, 06/13/19		125,000	125,063,537
Dexia Credit Local SA, New York, (LIBOR USD 1 Month + 0.20%), 2.72%, 09/25/19(b)		65,000	65,000,000
Mitsubishi UFJ Trust & Banking Corp., New York(b):
(LIBOR USD 1 Month + 0.27%), 2.78%, 03/15/19		100,000	100,013,565
(LIBOR USD 1 Month + 0.32%), 2.83%, 05/07/19		125,000	125,055,581
Mizuho Bank Ltd., New York, (LIBOR USD 3 Month + 0.11%), 2.93%, 03/25/19(b)		96,000	96,004,050
Royal Bank of Canada, New York, (LIBOR USD 1 Month + 0.31%), 2.82%, 08/16/19(b)		100,000	100,048,388
Sumitomo Mitsui Banking Corp, New York:
2.75%, 03/04/19		120,000	120,027,672
2.74%, 05/10/19		109,000	109,031,803
Svenska Handelsbanken, New York, (LIBOR USD 1 Month + 0.30%), 2.81%, 08/06/19(b)		62,000	62,027,972

Security		Par (000)	Value

Yankee (continued)
Toronto-Dominion Bank, New York:
(LIBOR USD 1 Month + 0.40%), 2.91%, 04/23/19(b)	USD	120,000	$120,087,083
2.73%, 05/10/19 - 06/14/19		158,500	158,526,220
2.75%, 05/14/19		51,000	51,009,904

			2,608,055,958

Total Certificates of Deposit — 26.1% (Cost: $3,104,917,992)			3,106,082,964

Commercial Paper — 39.3%
Bank of Nova Scotia (The), 2.87%, 05/30/19(a)		60,000	59,466,682
Barclays Bank plc, 2.40%, 02/01/19(a)		350,000	349,977,096
Bedford Row Funding Corp.(b):
(LIBOR USD 1 Month + 0.22%), 2.72%, 08/26/19		75,000	74,955,603
(LIBOR USD 1 Month + 0.22%), 2.72%, 08/29/19		150,000	149,995,533
(LIBOR USD 1 Month + 0.36%), 2.87%, 01/08/20		60,000	60,047,574
Bennington Stark Capital Co. LLC(a)(d):
2.72%, 02/01/19		70,000	69,995,174
2.50%, 02/06/19		215,000	214,910,812
Canadian Imperial Bank of Commerce, (LIBOR USD 1 Month + 0.20%), 2.72%, 05/02/19(b)		119,000	119,030,177
Chariot Funding LLC, (LIBOR USD 1 Month + 0.25%), 2.76%, 08/15/19(b)		83,000	83,024,700
Crown Point Capital Co. LLC(d):
2.90%, 03/15/19		135,000	135,053,965
2.84%, 04/29/19		125,000	125,029,457
Federation des Caisses Desjardins du Quebec:
2.78%, 03/22/19(a)		24,000	23,915,333
(LIBOR USD 3 Month + 0.13%), 2.44%, 05/21/19(b)		100,000	100,020,244
(LIBOR USD 1 Month + 0.30%), 2.81%, 06/18/19(b)		22,000	22,009,917
(LIBOR USD 1 Month + 0.22%), 2.73%, 08/13/19(b)		105,000	105,000,296
(LIBOR USD 1 Month + 0.22%), 2.73%, 08/16/19(b)		112,000	111,999,365
(LIBOR USD 1 Month + 0.37%), 2.88%, 12/06/19(b)		100,000	100,106,439
HSBC Bank plc, (LIBOR USD 3 Month + 0.21%), 2.98%, 04/17/19(b)		72,000	72,029,498
ING US Funding LLC:
(LIBOR USD 1 Month + 0.32%), 2.83%, 02/08/19(b)		71,000	71,006,303
2.65%, 04/15/19(a)		60,000	59,682,663
(LIBOR USD 1 Month + 0.37%), 2.88%, 10/04/19(b)		129,000	129,117,451
Lexington Parker Capital Co. LLC(a):
2.50%, 02/05/19		225,000	224,922,719
2.50%, 02/06/19		200,000	199,917,466
Liberty Street Funding LLC, 2.82%, 04/03/19(a)		50,000	49,774,819
Manhattan Asset Funding Co. LLC, 2.64%, 03/11/19(a)		89,493	89,246,745
National Australia Bank Ltd., (LIBOR USD 1 Month + 0.25%), 2.77%, 04/02/19(b)		25,000	25,009,280

1

Schedule of Investments (unaudited) (continued) January 31, 2019	TempFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Paper (continued)
National Securities Clearing Corp.(a):
2.53%, 03/27/19	USD	37,000	$36,856,985
2.95%, 06/12/19		78,000	77,222,652
3.20%, 12/12/19		40,000	38,968,550
Nieuw Amsterdam Receivables Corp., 2.66%, 03/06/19(a)		100,000	99,765,117
Oversea-Chinese Banking Corp. Ltd.:
(LIBOR USD 1 Month + 0.16%), 2.68%, 04/11/19(b)		152,000	152,026,193
(LIBOR USD 3 Month + 0.17%), 2.94%, 04/23/19(b)		62,000	62,006,305
3.09%, 10/18/19(a)		155,000	151,865,556
Ridgefield Funding Co. LLC, 2.77%, 02/14/19(a)(d)		49,916	49,867,936
Royal Bank of Canada, (Secured Overnight Funding Rate + 0.51%), 2.91%, 01/09/20(b)		105,000	104,998,863
Sumitomo Mitsui Banking Corp., 2.7%, 02/11/19(a)		50,000	49,962,661
Sumitomo Mitsui Trust Bank Ltd.(a):
2.76%, 02/28/19		90,000	89,827,450
2.86%, 03/19/19		100,000	99,672,306
Thunder Bay Funding LLC, 2.95%, 06/03/19(a)		36,000	35,664,825
Total Capital SA, 2.4%, 02/05/19(a)		115,000	114,961,779
UBS AG(b):
(LIBOR USD 1 Month + 0.42%), 2.93%, 06/19/19		120,000	120,091,117
(LIBOR USD 1 Month + 0.40%), 2.92%, 07/02/19		100,000	100,062,368
(LIBOR USD 3 Month + 0.20%), 2.97%, 07/23/19		128,000	127,999,603
(LIBOR USD 3 Month + 0.18%), 2.72%, 08/01/19		75,000	74,992,779
(LIBOR USD 3 Month + 0.32%), 3.14%, 12/19/19		71,000	70,999,594
Westpac Banking Corp.(b):
(LIBOR USD 3 Month + 0.22%), 3.03%, 04/03/19		80,000	80,023,446
(LIBOR USD 3 Month + 0.12%), 2.88%, 01/17/20		100,000	99,971,804

Total Commercial Paper — 39.3% (Cost: $4,662,101,735)			4,663,053,200

Time Deposits — 3.2%
Credit Agricole Corporate and Investment Bank SA, 2.37%, 02/01/19		10,225	10,225,000
Landesbank Hessen-Thuringen Girozentrale, 2.45%, 02/01/19		85,000	85,000,000
Mizuho Bank Ltd., 2.42%, 02/01/19		88,000	88,000,000
Standard Chartered Bank, 2.42%, 02/01/19		200,000	200,000,000

Total Time Deposits — 3.2% (Cost: $383,225,000)			383,225,000

Security		Par (000)	Value

U.S. Treasury Obligations — 1.3%(a)
U.S. Treasury Bills, 2.42%, 02/19/19	USD	150,000	$149,823,750

Total U.S. Treasury Obligations — 1.3% (Cost: $149,821,650)			149,823,750

Total Repurchase Agreements — 25.7% (Cost: $3,056,000,000)			3,056,000,000

Total Investments — 95.6% (Cost: $11,356,066,377)(e)			11,358,184,914

Other Assets Less Liabilities — 4.4%			520,409,365

Net Assets — 100.0%			$11,878,594,279

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Cost for U.S. federal income tax purposes.

2

Schedule of Investments (unaudited) (continued) January 31, 2019	TempFund

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Barclays Bank plc	2.51	%(a)	01/31/19	02/01/19	$43,000	$43,000	$43,002,998	Corporate/Debt Obligations, 3.60% to 4.88%, due 04/04/23 to 06/14/29	$45,667,974	$45,150,001
	2.54	(a)	01/31/19	02/01/19	53,000	53,000	53,003,739	Corporate/Debt Obligations, 2.77% to 4.88%, due 12/15/22 to 06/14/29	56,828,394	55,650,001
	2.74	(a)	01/31/19	02/01/19	42,000	42,000	42,003,197	Corporate/Debt Obligations, 2.35% to 4.75%, due 01/31/20 to 01/23/29	43,049,526	44,100,001

Total Barclays Bank plc						$138,000				$144,900,003

BNP Paribas SA	2.49	(a)	01/31/19	02/01/19	30,000	30,000	30,002,075	Corporate/Debt Obligations, 0.25% to 8.05%, due 11/08/19 to 12/31/49	31,118,884	31,500,830
	2.50		01/31/19	02/01/19	56,000	56,000	56,003,889	U.S. Treasury Obligations, 1.13% to 5.25%, due 09/30/21 to 02/15/29	56,896,100	57,120,037

Total BNP Paribas SA						$86,000				$88,620,867

Citigroup Global Markets, Inc.	2.44	(a)	01/31/19	02/01/19	86,000	86,000	86,005,829	Corporate/Debt Obligations and U.S. Treasury Obligation, 0.00% to 0.75%, due 02/05/19 to 02/15/45	90,501,900	89,463,237
	2.55	(b)	01/31/19	02/01/19	65,000	65,000	65,004,604	U.S. Treasury Obligations, 1.38% to 4.63%, due 07/15/19 to 02/15/40	56,618,005	66,300,005
	3.08	(c)	01/31/19	04/07/19	174,500	174,500	175,483,824	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.72% to 5.65%, due 04/28/25 to 10/28/64	398,446,625	186,715,000
	3.08	(c)	01/31/19	04/05/19	57,000	57,000	57,312,475	Corporate/Debt Obligations, 2.88% to 5.10%, due 01/20/22 to 10/28/64	93,627,345	60,990,001

Total Citigroup Global Markets, Inc.						$382,500				$403,468,243

Credit Agricole Corporate & Investment Bank SA	2.56	(b)	01/31/19	02/01/19	145,000	145,000	145,010,311	U.S. Treasury Obligations, 1.00% to 3.13%, due 09/30/20 to 02/15/48	148,339,859	147,900,012
	2.57		01/31/19	02/01/19	100,000	100,000	100,007,139	U.S. Government Sponsored Agency Obligations, 3.50% to 4.50%, due 05/01/43 to 01/01/49	139,297,697	103,000,000

Total Credit Agricole Corporate & Investment Bank SA						$245,000				$250,900,012

Credit Suisse AG	2.55		01/31/19	02/01/19	475,000	475,000	475,033,646	U.S. Treasury Obligations, 0.00% to 2.75%, due 03/28/19 to 01/15/29	482,716,600	484,500,039
Credit Suisse Securities USA LLC	2.96	(c)	01/31/19	03/08/19	50,000	50,000	50,148,187	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 2.63% to 7.39%, due 06/25/35 to 09/15/58	162,250,165	57,500,000
HSBC Securities USA, Inc.	2.51	(a)	01/31/19	02/01/19	63,000	63,000	63,004,392	Corporate/Debt Obligations, 2.30% to 7.05%, due 03/15/19 to 01/25/49	64,530,921	66,150,000
	2.59	(a)	01/31/19	02/01/19	45,500	45,500	45,503,273	Corporate/Debt Obligations, 4.75% to 7.38%, due 10/01/24 to 12/31/49	51,098,683	50,049,999

Total HSBC Securities USA, Inc.						$108,500				$116,199,999

3

Schedule of Investments (unaudited) (continued) January 31, 2019	TempFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value

JP Morgan Securities LLC	2.51	%(c)	01/31/19	02/08/19	$117,000	$117,000	$117,065,358	U.S. Government Sponsored Agency Obligations, 0.00% to 6.00%, due 05/25/25 to 10/16/56	$1,309,871,909	$121,731,985
	2.57		01/31/19	02/01/19	700,000	700,000	700,049,972	U.S. Government Sponsored Agency Obligations, 2.48% to 5.50%, due 06/20/30 to 01/20/49	715,708,829	714,219,483
	3.12	(c)	01/31/19	05/03/19	50,000	50,000	50,398,347	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 2.91% to 10.71%, due 06/01/24 to 10/25/58	74,842,487	55,270,974
	3.24	(c)	01/31/19	05/03/19	100,000	100,000	100,827,362	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 23.54%, due 04/28/19 to 06/25/57	2,746,470,434	114,265,829

Total JP Morgan Securities LLC						$967,000				$1,005,488,271

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.55	(b)	01/31/19	02/01/19	150,000	150,000	150,010,625	U.S. Treasury Obligations, 0.00% to 2.50%, due 01/30/20 to 02/15/46	154,199,145	153,000,003
	2.79	(c)	01/31/19	03/08/19	48,000	48,000	48,133,920	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligation, 2.25% to 9.46%, due 01/08/21 to 01/15/47	54,364,253	54,308,888

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$198,000				$207,308,891

Mizuho Securities USA LLC	2.54	(a)	01/31/19	02/01/19	55,000	55,000	55,003,881	Corporate/Debt Obligations, 3.35% to 6.25%, due 03/27/24 to 04/15/49	56,001,708	57,750,385
	2.79	(a)	01/31/19	02/01/19	45,000	45,000	45,003,487	Corporate/Debt Obligations, 3.35% to 5.38%, due 04/25/22 to 06/26/26	47,207,000	47,250,953

Total Mizuho Securities USA LLC						$100,000				$105,001,338

RBC Capital Markets LLC	2.47	(a)	01/31/19	02/01/19	28,000	28,000	28,001,921	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 1.15% to 4.00%, due 02/01/24 to 08/20/65	32,552,541	29,051,510
Scotia Capital USA, Inc.	2.59	(a)	01/31/19	02/01/19	40,000	40,000	40,002,878	Corporate/Debt Obligations, 1.75% to 4.40%, due 05/30/19 to 10/17/23	42,159,141	42,000,511
TD Securities USA LLC	2.51	(a)	01/31/19	02/01/19	20,000	20,000	20,001,394	Corporate/Debt Obligations, 3.30% to 3.35%, due 05/17/21 to 10/22/21	20,774,136	21,000,504
Wells Fargo Securities LLC	2.54	(a)	01/31/19	02/01/19	165,000	165,000	165,011,642	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 3.03% to 8.19%, due 06/15/21 to 04/25/56	174,448,124	176,550,001
	2.58	(b)	01/31/19	02/01/19	15,000	15,000	15,001,075	U.S. Treasury Obligations, 0.00% to 8.75%, due 02/15/19 to 11/15/48	15,103,784	15,299,997
	3.00		01/09/19	04/09/19	38,000	38,000	38,285,000	U.S. Government Sponsored Agency Obligations, 3.00% to 4.47%, due 06/25/43 to 09/15/60	49,740,958	40,660,000

Total Wells Fargo Securities LLC						$218,000				$232,509,998

						$3,056,000				$3,188,450,186

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Traded in a joint account.
(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

4

Schedule of Investments (unaudited) (continued) January 31, 2019	TempFund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$11,358,184,914	$—	$11,358,184,914

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2019, there were no transfers between levels.

5

Schedule of Investments (unaudited) January 31, 2019	T-Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations — 45.4%
U.S. Treasury Bills(a):
1.97%, 02/07/19	USD	374,315	$374,179,097
2.27%, 02/21/19		610,955	610,213,368
2.32%, 02/28/19		216,680	216,321,196
2.35%, 03/05/19		2,723,095	2,717,346,244
2.34%, 03/21/19		200,000	199,389,333
2.37%, 04/04/19		552,990	550,642,404
2.37%, 04/11/19		2,837,540	2,824,438,182
2.38%, 05/02/19		1,533,580	1,524,263,501
2.42%, 05/30/19		1,135,670	1,126,454,275
2.42%, 06/06/19		337,505	334,586,463
2.42%, 06/20/19		96,290	95,444,186
2.46%, 07/18/19		1,100,000	1,087,447,167
2.46%, 07/25/19		1,700,000	1,679,869,167
2.46%, 09/12/19		262,285	258,288,214
2.55%, 01/30/20		90,665	88,385,807
U.S. Treasury Notes:
0.75%, 02/15/19		701,000	700,608,058
2.75%, 02/15/19		153,000	153,030,481
1.13%, 02/28/19		550,877	550,415,210
1.38%, 02/28/19		1,597,027	1,595,960,431
1.50%, 02/28/19		538,015	537,710,742
1.63%, 03/31/19		40,885	40,828,858
1.63%, 04/30/19		378,325	377,671,310
(US Treasury 3 Month Bill Money Market Yield + 0.07%), 2.47%, 04/30/19(b)		760,985	761,023,804
0.88%, 05/15/19		32,365	32,219,935
3.13%, 05/15/19		62,850	62,965,914
1.25%, 06/30/19		186,730	185,785,055
1.63%, 06/30/19		55,505	55,313,200
0.75%, 07/15/19		34,620	34,350,437
1.38%, 07/31/19		54,290	53,985,948
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 2.46%, 07/31/19(b)		1,288,865	1,289,436,585
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.45%, 10/31/19(b)		816,335	816,413,106
(US Treasury 3 Month Bill Money Market Yield + 0.01%), 2.40%, 01/31/20(b)		4,518,040	4,517,362,698
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 2.44%, 04/30/20(b)		4,480,895	4,481,445,260
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 2.45%, 07/31/20(b)		730,000	730,000,000
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.45%, 10/31/20(b)		600,700	599,606,705
(US Treasury 3 Month Bill Money Market Yield + 0.12%), 2.52%, 01/31/21(b)		325,010	325,010,000

Total U.S. Treasury Obligations — 45.4% (Cost: $31,588,412,341)			31,588,412,341

Total Repurchase Agreements — 48.6% (Cost: $33,789,841,490)			33,789,841,490

Total Investments — 94.0% (Cost: $65,378,253,831)(c)			65,378,253,831

Other Assets Less Liabilities — 6.0%			4,164,813,578

Net Assets — 100.0%			$69,543,067,409

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

1

Schedule of Investments (unaudited) (continued) January 31, 2019	T-Fund

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	2.38%		01/30/19	02/06/19	$500,000	$500,000	$500,231,389	U.S. Treasury Obligations, 0.00% to 4.63%, due 04/15/19 to 11/15/48	$514,260,800	$510,000,015
	2.39		01/29/19	02/05/19	216,750	216,750	216,850,729	U.S. Treasury Obligations, 0.00% to 2.88%, due 03/28/19 to 11/15/47	221,730,600	221,085,064
	2.39	(a)	11/14/18	02/08/19	500,000	500,000	502,854,722	U.S. Treasury Obligations, 0.00% to 4.38%, due 03/28/19 to 11/15/48	505,945,200	510,000,000
	2.45	(a)	01/14/19	02/14/19	400,000	400,000	400,843,889	U.S. Treasury Obligations, 0.00% to 4.63%, due 02/28/19 to 02/15/48	404,566,700	408,000,009

Total Bank of Montreal						$1,616,750				$1,649,085,088

Bank of Nova Scotia (The)	2.55		01/31/19	02/01/19	5,000	5,000	5,000,354	U.S. Treasury Obligation, 2.00%, due 04/30/24	5,208,000	5,100,419
Barclays Bank plc	2.55		01/31/19	02/01/19	2,430,000	2,430,000	2,430,172,125	U.S. Treasury Obligations, 1.38% to 2.88%, due 10/31/19 to 08/15/27	2,492,577,000	2,478,600,017
BNP Paribas SA	2.39		01/29/19	02/05/19	200,000	200,000	200,092,945	U.S. Treasury Obligations, 0.00% to 2.63%, due 02/28/19 to 11/15/45	210,580,107	204,000,000
	2.42	(a)	01/07/19	02/14/19	2,000,000	2,000,000	2,005,108,889	U.S. Treasury Obligations, 0.00% to 3.63%, due 02/12/19 to 11/15/48	2,050,961,119	2,040,000,000
	2.47	(a)	01/18/19	02/14/19	700,000	700,000	701,296,750	U.S. Treasury Obligations, 0.00% to 2.88%, due 02/28/19 to 11/15/47	720,451,304	714,000,000
	2.50		01/31/19	02/01/19	100,000	100,000	100,006,945	U.S. Treasury Obligation, 0.00%, due 03/05/19	102,220,800	102,000,003
	2.58		01/31/19	02/01/19	325,000	325,000	325,023,292	U.S. Treasury Obligations, 0.00% to 8.50%, due 02/14/19 to 09/30/23	331,804,800	331,500,027
	2.58		01/31/19	02/01/19	1,000	1,000	1,000,072	U.S. Treasury Obligations, 0.00% to 2.63%, due 02/28/19 to 12/31/23	1,012,400	1,020,008
	2.60		01/31/19	02/01/19	1,000,000	1,000,000	1,000,072,222	U.S. Treasury Obligation, 2.25%, due 11/15/25	1,035,532,900	1,020,072,129
	2.60		01/31/19	02/01/19	1,000,000	1,000,000	1,000,072,222	U.S. Treasury Obligation, 2.63%, due 07/31/20	1,018,726,600	1,020,072,230
	2.60		01/31/19	02/01/19	650,000	650,000	650,046,944	U.S. Treasury Obligation, 3.00%, due 11/15/44	660,523,100	663,047,006
	2.60		01/31/19	02/01/19	1,000,000	1,000,000	1,000,072,222	U.S. Treasury Obligation, 2.75%, due 07/31/23	1,008,652,700	1,020,072,265
	2.60		01/31/19	02/01/19	1,000,000	1,000,000	1,000,072,222	U.S. Treasury Obligation, 2.75%, due 02/15/24	995,122,000	1,020,072,272
	2.60		01/31/19	02/01/19	1,000,000	1,000,000	1,000,072,222	U.S. Treasury Obligation, 3.63%, due 08/15/19	997,555,100	1,020,072,312
	2.60		01/31/19	02/01/19	1,000,000	1,000,000	1,000,072,222	U.S. Treasury Obligation, 2.25%, due 11/15/27	1,047,496,800	1,020,072,231

Total BNP Paribas SA						$9,976,000				$10,176,000,483

2

Schedule of Investments (unaudited) (continued) January 31, 2019	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Citibank NA	2.55%		01/31/19	02/01/19	$100,000	$100,000	$100,007,083	U.S. Treasury Obligations, 0.00% to 8.13%, due 02/28/19 to 11/15/46	$99,152,400	$102,000,184
Citigroup Global Markets, Inc.	2.38		01/30/19	02/06/19	9,000	9,000	9,004,165	U.S. Treasury Obligations, 2.38% to 3.13%, due 04/30/20 to 05/15/48	9,142,900	9,180,065
	2.55		01/31/19	02/01/19	50,000	50,000	50,003,542	U.S. Treasury Obligations, 0.00% to 1.63%, due 03/28/19 to 02/15/26	51,582,400	51,000,084
	2.55	(b)	01/31/19	02/01/19	385,000	385,000	385,027,271	U.S. Treasury Obligations, 1.38% to 4.63%, due 07/15/19 to 02/15/40	335,352,803	392,700,031
	2.57		01/31/19	02/01/19	475,000	475,000	475,033,910	U.S. Treasury Obligations, 1.00% to 3.00%, due 02/29/20 to 02/15/48	477,435,600	484,500,053

Total Citigroup Global Markets, Inc.						$919,000				$937,380,233

Credit Agricole Corporate & Investment Bank SA	2.36		01/31/19	02/01/19	205,000	205,000	205,013,439	U.S. Treasury Obligation, 2.50%, due 01/15/22	208,894,300	209,100,055
	2.39		01/29/19	02/05/19	1,000,000	1,000,000	1,000,464,722	U.S. Treasury Obligations, 0.13% to 2.75%, due 04/15/21 to 08/15/46	1,035,942,800	1,020,000,077
	2.56		01/31/19	02/01/19	5,000	5,000	5,000,356	U.S. Treasury Obligation, 2.25%, due 11/15/24	5,159,800	5,100,028
	2.56		01/31/19	02/01/19	75,000	75,000	75,005,333	U.S. Treasury Obligation, 2.50%, due 01/31/24	76,520,700	76,500,039
	2.56	(b)	01/31/19	02/01/19	940,000	940,000	940,066,844	U.S. Treasury Obligations, 1.00% to 3.13%, due 09/30/20 to 02/15/48	961,651,459	958,800,034

Total Credit Agricole Corporate & Investment Bank SA						$2,225,000				$2,269,500,233

Deutsche Bank AG	2.55		01/31/19	02/01/19	50,000	50,000	50,003,542	U.S. Treasury Obligations, 1.75% to 3.88%, due 11/30/19 to 02/15/40	37,795,300	51,000,007
	2.55		01/31/19	02/01/19	220,000	220,000	220,015,583	U.S. Treasury Obligations, 0.00% to 4.50%, due 02/28/19 to 02/15/36	206,930,300	224,400,056

Total Deutsche Bank AG						$270,000				$275,400,063

HSBC Securities USA, Inc.	2.38		01/30/19	02/06/19	870,470	870,470	870,872,834	U.S. Treasury Obligations, 0.00% to 6.13%, due 11/15/24 to 05/15/46	947,784,279	887,879,402
	2.42		01/31/19	02/07/19	1,088,085	1,088,085	1,088,597,004	U.S. Treasury Obligations, 0.00% to 8.50%, due 02/15/20 to 11/15/48	1,609,467,364	1,109,846,711
	2.56	(c)	01/31/19	02/01/19	655,000	655,000	655,046,578	U.S. Treasury Obligations, 0.00% to 3.13%, due 11/15/25 to 08/15/46	775,574,097	668,100,012
	2.56		01/31/19	02/01/19	10,000	10,000	10,000,711	U.S. Treasury Obligations, 0.00%, due 08/15/28 to 02/15/48	13,549,808	10,200,000
	2.56		01/31/19	02/01/19	5,000	5,000	5,000,356	U.S. Treasury Obligations, 0.00% to 1.63%, due 09/15/20 to 11/15/48	6,734,426	5,100,000

Total HSBC Securities USA, Inc.						$2,628,555				$2,681,126,125

3

Schedule of Investments (unaudited) (continued) January 31, 2019	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
JP Morgan Securities LLC	2.55	%(c)	01/31/19	02/01/19	$250,000	$250,000	$250,017,708	U.S. Treasury Obligations, 0.00%, due 02/15/32 to 05/15/48	$498,198,940	$255,000,000
	2.55		01/31/19	02/01/19	197,000	197,000	197,013,954	U.S. Treasury Obligation, 0.00%, due 02/14/19 to 02/15/48	424,229,489	200,940,017
	2.55		01/31/19	02/01/19	1,500,000	1,500,000	1,500,106,250	U.S. Treasury Obligations, 0.00% to 3.13%, due 02/26/19 to 05/15/48	1,536,595,800	1,530,000,082
	2.55		01/31/19	02/01/19	1,000,000	1,000,000	1,000,070,833	U.S. Treasury Obligations, 0.00% to 3.00%, due 07/05/19 to 02/15/48	1,024,766,500	1,020,000,180

Total JP Morgan Securities LLC						$2,947,000				$3,005,940,279

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.55		01/31/19	02/01/19	50,000	50,000	50,003,542	U.S. Treasury Obligation, 0.00%, due 02/15/47	121,030,900	51,000,001
	2.55	(b)	01/31/19	02/01/19	550,000	550,000	550,038,958	U.S. Treasury Obligations, 0.00% to 2.50%, due 01/30/20 to 02/15/46	565,396,865	561,000,011

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$600,000				$612,000,012

Mizuho Securities USA LLC	2.57		01/31/19	02/01/19	182,010	182,011	182,022,797	U.S. Treasury Obligation, 2.88%, due 08/15/45	188,000,000	185,662,993
	2.57		01/31/19	02/01/19	100,368	100,368	100,374,812	U.S. Treasury Obligation, 3.13%, due 05/15/48	100,000,000	102,382,165
	2.57		01/31/19	02/01/19	144,301	144,301	144,311,772	U.S. Treasury Obligation, 2.25%, due 08/15/27	150,000,000	147,197,802
	2.57		01/31/19	02/01/19	99,265	99,265	99,271,792	U.S. Treasury Obligation, 2.75%, due 07/31/23	100,000,000	101,257,086
	2.57		01/31/19	02/01/19	189,706	189,706	189,719,425	U.S. Treasury Obligation, 4.63%, due 02/15/40	150,000,000	193,513,543
	2.57		01/31/19	02/01/19	1,006,985	1,006,985	1,007,057,182	U.S. Treasury Obligation, 2.88%, due 08/15/28	996,000,000	1,027,196,888
	2.57		01/31/19	02/01/19	147,488	147,488	147,498,274	U.S. Treasury Obligation, 3.00%, due 09/30/25	145,000,000	150,448,029
	2.57		01/31/19	02/01/19	96,078	96,078	96,085,290	U.S. Treasury Obligation, 2.13%, due 07/31/24	100,000,000	98,006,859
	2.57		01/31/19	02/01/19	183,946	183,946	183,959,210	U.S. Treasury Obligation, 2.88%, due 08/15/45	190,000,000	187,638,132
	2.57		01/31/19	02/01/19	161,801	161,801	161,813,021	U.S. Treasury Obligation, 2.75%, due 07/31/23	163,000,000	165,049,051
	2.57		01/31/19	02/01/19	190,931	190,931	190,945,003	U.S. Treasury Obligation, 2.25%, due 11/15/27	200,000,000	194,763,630
	2.57		01/31/19	02/01/19	250,000	250,000	250,017,847	U.S. Treasury Obligations, 1.38% to 2.13%, due 07/31/20 to 09/30/23	260,386,800	255,000,056

Total Mizuho Securities USA LLC						$2,752,880				$2,808,116,234

4

Schedule of Investments (unaudited) (continued) January 31, 2019	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
MUFG Securities Americas, Inc.	2.55%		01/31/19	02/01/19	$61,000	$61,000	$61,004,321	U.S. Treasury Obligations, 0.13% to 8.75%, due 05/15/20 to 01/15/25	$60,435,400	$62,220,008
National Australia Bank Ltd.	2.57		01/31/19	02/01/19	523,850	523,850	523,887,397	U.S. Treasury Obligation, 0.13%, due 04/15/19	500,000,000	534,362,397
Natixis SA	2.55	(c)	01/31/19	02/01/19	750,000	750,000	750,053,125	U.S. Treasury Obligations, 0.00% to 7.88%, due 06/13/19 to 02/15/48	737,267,300	765,000,012
	2.55		01/31/19	02/01/19	200,000	200,000	200,014,167	U.S. Treasury Obligations, 2.00% to 3.38%, due 09/30/20 to 08/15/45	115,269,600	204,000,072

Total Natixis SA						$950,000				$969,000,084

Nomura Securities International, Inc.	2.56		01/31/19	02/01/19	900,000	900,000	900,064,000	U.S. Treasury Obligations, 0.00% to 8.00%, due 02/07/19 to 08/15/48	885,146,564	918,000,057
Prudential Insurance Co. of America	2.59		01/31/19	02/01/19	26,528	26,527	26,529,409	U.S. Treasury Obligation, 2.25%, due 03/31/21	27,000,000	27,059,959
	2.59		01/31/19	02/01/19	71,250	71,250	71,255,126	U.S. Treasury Obligation, 0.00%, due 05/15/30	100,000,000	72,680,126
	2.59		01/31/19	02/01/19	7,185	7,185	7,185,517	U.S. Treasury Obligation, 0.00%, due 11/15/35	12,000,000	7,329,157
	2.59		01/31/19	02/01/19	52,250	52,250	52,253,759	U.S. Treasury Obligation, 0.00%, due 11/15/39	100,000,000	53,298,759
	2.59		01/31/19	02/01/19	36,225	36,225	36,227,606	U.S. Treasury Obligation, 0.00%, due 02/15/40	70,000,000	36,952,106
	2.59		01/31/19	02/01/19	41,344	41,344	41,346,725	U.S. Treasury Obligation, 0.00%, due 05/15/38	75,000,000	42,173,224
	2.59		01/31/19	02/01/19	14,840	14,840	14,841,068	U.S. Treasury Obligation, 0.00%, due 11/15/39	28,000,000	15,137,868
	2.59		01/31/19	02/01/19	13,380	13,380	13,380,963	U.S. Treasury Obligation, 0.00%, due 02/15/38	24,000,000	13,648,563
	2.59		01/31/19	02/01/19	35,925	35,925	35,927,585	U.S. Treasury Obligation, 0.00%, due 11/15/35	60,000,000	36,645,785
	2.59		01/31/19	02/01/19	13,086	13,086	13,087,192	U.S. Treasury Obligation, 0.00%, due 05/15/31	19,000,000	13,348,821
	2.59		01/31/19	02/01/19	63,700	63,700	63,704,583	U.S. Treasury Obligation, 9.00%, due 07/31/20	65,000,000	64,978,583
	2.59		01/31/19	02/01/19	10,609	10,609	10,609,513	U.S. Treasury Obligation, 0.00%, due 08/15/43	23,000,000	10,821,573
	2.59		01/31/19	02/01/19	12,550	12,550	12,550,903	U.S. Treasury Obligation, 0.00%, due 05/15/34	20,000,000	12,801,903
	2.59		01/31/19	02/01/19	11,275	11,275	11,275,811	U.S. Treasury Obligation, 0.00%, due 05/15/40	22,000,000	11,501,311

Total Prudential Insurance Co. of America						$410,146				$418,377,738

5

Schedule of Investments (unaudited) (continued) January 31, 2019	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Societe Generale SA	2.41	%(a)	01/31/19	02/08/19	$1,080,000	$1,080,000	$1,080,578,400	U.S. Treasury Obligations, 0.00% to 7.50%, due 02/05/19 to 11/15/47	$1,263,037,101	$1,101,600,000
	2.44		01/31/19	02/07/19	500,000	500,000	500,237,222	U.S. Treasury Obligations, 0.00% to 4.50%, due 02/07/19 to 08/15/47	526,280,940	510,000,000
	2.47		01/17/19	04/04/19	600,000	600,000	603,169,833	U.S. Treasury Obligations, 0.00% to 7.25%, due 02/28/19 to 08/15/47	612,493,600	612,000,001
	2.55		01/31/19	02/01/19	86,000	86,000	86,006,092	U.S. Treasury Obligations, 0.00% to 3.38%, due 03/28/19 to 05/15/44	97,174,536	87,720,000

Total Societe Generale SA						$2,266,000				$2,311,320,001

Standard Chartered Bank	2.48		01/15/19	02/14/19	38,416	38,415	38,495,393	U.S. Treasury Obligation, 2.25%, due 02/15/27	40,000,000	39,263,793
	2.48		01/15/19	02/14/19	462,230	462,230	463,185,113	U.S. Treasury Obligation, 1.63%, due 05/15/26	503,000,000	472,427,235
	2.48		01/15/19	02/15/19	502,909	502,909	503,982,549	U.S. Treasury Obligation, 2.00%, due 11/15/26	535,000,000	514,042,689
	2.50		01/07/19	02/07/19	248,847	248,847	249,382,211	U.S. Treasury Obligation, 2.63%, due 02/28/23	250,000,000	254,358,211
	2.50		01/07/19	02/07/19	253,259	253,259	253,804,651	U.S. Treasury Obligation, 2.00%, due 06/30/24	265,000,000	258,869,861

Total Standard Chartered Bank						$1,505,660				$1,538,961,789

TD Securities USA LLC	2.55		01/31/19	02/01/19	3,000	3,000	3,000,213	U.S. Treasury Obligations, 1.13%, due 08/31/21	3,154,700	3,060,011
Wells Fargo Securities LLC	2.58		01/31/19	02/01/19	25,000	25,000	25,001,792	U.S. Treasury Obligations, 1.50% to 1.88%, due 05/15/20 to 03/31/22	25,812,100	25,500,088
	2.58	(b)	01/31/19	02/01/19	675,000	675,000	675,048,375	U.S. Treasury Obligations, 0.00% to 8.75%, due 02/15/19 to 11/15/48	679,670,485	688,500,060

Total Wells Fargo Securities LLC						$700,000				$714,000,148

						$33,789,841				$34,469,551,603

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.

6

Schedule of Investments (unaudited) (continued) January 31, 2019	T-Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$65,378,253,831	$—	$65,378,253,831

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2019, there were no transfers between levels.

7

Schedule of Investments (unaudited) January 31, 2019	Treasury Trust Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations — 100.9%
U.S. Treasury Bills(a):
1.83%, 02/05/19	USD	1,031,000	$1,030,728,857
1.97%, 02/07/19		595,520	595,302,478
2.15%, 02/12/19		3,001,525	2,999,356,197
2.18%, 02/14/19		1,933,000	1,931,366,615
2.26%, 02/19/19		860,000	858,989,150
2.27%, 02/21/19		525,000	524,337,708
2.30%, 02/26/19		1,045,095	1,043,342,082
2.32%, 02/28/19		1,145,025	1,143,116,391
2.35%, 03/05/19		2,514,915	2,509,919,713
2.33%, 03/14/19		182,840	182,368,349
2.33%, 03/19/19		1,699,960	1,694,822,815
2.34%, 03/21/19		1,155,000	1,151,456,733
2.35%, 03/26/19		5,162,570	5,144,569,447
2.38%, 03/28/19		686,675	684,141,457
2.37%, 04/04/19		762,525	759,294,652
2.37%, 04/18/19		9,000	8,954,305
2.38%, 05/02/19		1,524,495	1,515,397,525
2.42%, 05/30/19		1,646,975	1,633,785,557
2.42%, 06/06/19		368,110	364,996,860
2.42%, 06/20/19		41,245	40,882,703
2.46%, 07/18/19		308,000	304,485,207
2.46%, 07/25/19		950,000	938,752,833
2.46%, 09/12/19		534,250	526,104,728
U.S. Treasury Notes:
0.75%, 02/15/19		225,000	224,874,925
1.13%, 02/28/19		524,850	524,358,171
1.38%, 02/28/19		500,000	499,644,276
(US Treasury 3 Month Bill Money Market Yield + 0.07%), 2.47%, 04/30/19(b)		667,385	667,446,532
0.88%, 05/15/19		15,925	15,853,622
3.13%, 05/15/19		30,930	30,987,044
1.38%, 07/31/19		29,410	29,245,289
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 2.46%, 07/31/19(b)		285,895	286,042,438
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.45%, 10/31/19(b)		905,570	905,631,698
(US Treasury 3 Month Bill Money Market Yield + 0.01%), 2.40%, 01/31/20(b)		1,878,565	1,878,271,082
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 2.44%, 04/30/20(b)		1,934,975	1,935,321,600
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 2.45%, 07/31/20(b)		150,000	150,000,000
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.45%, 10/31/20(b)		450,000	449,232,718

Total U.S. Treasury Obligations — 100.9% (Cost: $35,183,381,757)			35,183,381,757

Total Investments — 100.9% (Cost: $35,183,381,757)(c)			35,183,381,757

Liabilities in Excess of Other Assets — (0.9)%			(305,984,322)

Net Assets — 100.0%			$34,877,397,435

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

1

Schedule of Investments (unaudited) (continued) January 31, 2019	Treasury Trust Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities
U.S. Treasury Obligations	$—	$35,183,381,757	$—	$35,183,381,757

During the period ended January 31, 2019, there were no transfers between levels.

Glossary of Terms Used in this Report

Currency

USD	United States Dollar

Portfolio Abbreviations

AMT	Alternative Minimum Tax

BAN	Bond Anticipation Notes

COP	Certificates of Participation

GO	General Obligations Bonds

LIBOR	London Interbank Offered Rate

LIQ	Liquidity Agreement

LOC	Letter of Credit

RB	Revenue Bonds

SBPA	Stand-by-Bond Purchase Agreement

TAN	Tax Anticipation Notes

VRDN	Variable Rate Demand Notes

VRDP	Variable Rate Demand Preferred

2

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date: March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date: March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Liquidity Funds

Date: March 22, 2019